                            FLEXIBLE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                            Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

     This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain types of retirement plans.

     The Variable Annuity Account invests in the following Fund portfolios:

     -    Advantus Series Fund, Inc.

          -    Bond Portfolio

          -    Index 400 Mid-Cap Portfolio

          -    Index 500 Portfolio

          -    International Bond Portfolio

          - Maturing Government Bond 2010 Portfolio (only available to contracts issued prior to May 1, 2000)

          -    Money Market Portfolio

          -    Mortgage Securities Portfolio

          -    Real Estate Securities Portfolio

     -    Credit Suisse Trust

          -    Global Small Cap Portfolio

     -    Fidelity(R) Variable Insurance Products Funds

          -    Contrafund(R) Portfolio -- Service Class 2 Shares

          -    Equity-Income Portfolio -- Service Class 2 Shares

          -    Mid Cap Portfolio -- Service Class 2 Shares

     -    Franklin Templeton Variable Insurance Products Trust

          -    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

          -    Templeton Developing Markets Securities Fund -- Class 2 Shares

          -    Templeton Global Asset Allocation Fund -- Class 2 Shares

     -    Janus Aspen Series

          -    Forty Portfolio -- Service Shares

          -    International Growth Portfolio -- Service Shares

     -    W&R Target Funds, Inc.

          -    W&R Balanced Portfolio

          -    W&R Core Equity Portfolio

          -    W&R Growth Portfolio

          -    W&R International Value Portfolio

          -    W&R Micro Cap Growth Portfolio

          -    W&R Small Cap Growth Portfolio

          -    W&R Small Cap Value Portfolio

          -    W&R Value Portfolio

     Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

 THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE
                          FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     The date of this Prospectus and of the Statement of Additional Information is: May 1, 2007

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS

SPECIAL TERMS                                                                  1
QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS                     2
EXPENSE TABLE                                                                  5
GENERAL DESCRIPTIONS                                                           8
   Minnesota Life Insurance Company                                            8
   Variable Annuity Account                                                    8
   The Funds                                                                   9
   Additions, Deletions or Substitutions                                      10
   Payments Made by Underlying Mutual Funds                                   11
CONTRACT CHARGES                                                              12
   Administrative Charge                                                      12
   Premium Taxes                                                              12
VOTING RIGHTS                                                                 12
DESCRIPTION OF THE CONTRACT                                                   13
   General Provisions                                                         13
   Annuity Payments and Options                                               15
   Death Benefits                                                             19
   Purchase Payments and Value of the Contract                                20
   Redemptions                                                                24
FEDERAL TAX STATUS                                                            25
PERFORMANCE DATA                                                              31
STATEMENT OF ADDITIONAL INFORMATION                                           32
APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1
APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                        B-1
APPENDIX C -- TYPES OF QUALIFIED PLANS                                       C-1

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                 (This page has been left blank intentionally.)

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SPECIAL TERMS

     As used in this Prospectus, the following terms have the indicated meanings:

     ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

     ACCUMULATION VALUE: your interest in this contract composed of your interest in one or more Sub-Accounts of the Variable Annuity Account.

     ANNUITANT: the person who may receive lifetime benefits under the contract.

     ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

     ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

     CODE: the Internal Revenue Code of 1986, as amended.

     CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

     CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

     FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

     FUND(S) OR PORTFOLIO(S): the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus, and in the Question and Answer section following. Certain plans or groups restrict which Portfolios are available.

     PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

     PURCHASE PAYMENTS: amounts paid to us under a contract.

     SEPARATE ACCOUNT: see definition of Variable Annuity Account.

     VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

     VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

     VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

     WE, OUR, US: Minnesota Life Insurance Company.

     YOU, YOUR: the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

     WHAT IS AN ANNUITY?

     An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

     WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

     The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of the Fund according to your instructions. There are no interest or principal guarantees.

     The contracts are offered for use in connection with certain retirement plans and other circumstances including:

          - members of the faculty and employees of the University of Minnesota;

     WHAT INVESTMENT OPTIONS ARE AVAILABLE?

     Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. Certain plans or groups may restrict which Portfolios are available. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

     The available Portfolios of Advantus Series Fund, Inc. are:

        Bond Portfolio
        Index 400 Mid-Cap Portfolio
        Index 500 Portfolio
        International Bond Portfolio

        Maturing Government Bond 2010 Portfolio (only available to contracts issued prior to May 1, 2000)

        Money Market Portfolio
        Mortgage Securities Portfolio
        Real Estate Securities Portfolio

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     The Variable Annuity Account also invests in:

     -    Credit Suisse Trust

          -    Global Small Cap Portfolio

     -    Fidelity(R) Variable Insurance Products Funds

          -    Contrafund(R) Portfolio -- Service Class 2 Shares

          -    Equity-Income Portfolio -- Service Class 2 Shares

          -    Mid Cap Portfolio -- Service Class 2 Shares

     -    Franklin Templeton Variable Insurance Products Trust

          -    Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

          -    Templeton Developing Markets Securities Fund -- Class 2 Shares

          -    Templeton Global Asset Allocation Fund -- Class 2 Shares

     -    Janus Aspen Series

          -    Forty Portfolio -- Service Shares

          -    International Growth Portfolio -- Service Shares

     -    W&R Target Funds Inc.

          -    W&R Balanced Portfolio

          -    W&R Core Equity Portfolio

          -    W&R Growth Portfolio

          -    W&R International Value Portfolio

          -    W&R Micro Cap Growth Portfolio

          -    W&R Small Cap Growth Portfolio

          -    W&R Small Cap Value Portfolio

          -    W&R Value Portfolio

     There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

     CAN YOU CHANGE THE PORTFOLIO SELECTED?

     Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this Prospectus. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

     WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

     We deduct a daily charge equal to an annual rate of .15% of the net asset value of the Variable Annuity Account for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.

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     Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

     The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.49% to 2.88% of average daily net assets of the Portfolios on an annual basis.

     We reserve the right to make a charge of up to $25 for transfers among sub-accounts occurring more frequently than once a month. We also reserve the right to assess a one time administrative charge of $100 if you exchange this contract for another of our variable annuity contracts.

     The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

     FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

     CONTRACT OWNER TRANSACTION EXPENSES

     SALES LOAD IMPOSED ON PURCHASES   None
     DEFERRED SALES LOAD               None
     SURRENDER FEES                    None
     TRANSFER FEE*
        Maximum Charge                 $10*
        Current Charge                 None

     * (We reserve the right to impose a $10 charge for each transfer when transfer request exceed 12 in a single contract year. Currently this fee is waived.)

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

     SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)
                                                        MAXIMUM
                                             CURRENT   POSSIBLE
                                              CHARGE    CHARGE
                                             -------   --------
     Administrative Charge                     .15%      .35%
                                               ---       ---
     Total Separate Account Annual Expense     .15%      .35%
                                               ===       ===

     There are no mortality and expense risk or other separate account annual expenses for this contract. We reserve the right to increase the administrative charge to not more than the amount shown in the column "Maximum Possible Charge".

     The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
     TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     (expenses that are deducted from portfolio assets,
     including management fees, distribution and/or service
     (12b-1) fees, and other expenses)                         0.49%      2.88%

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     CONTRACT OWNER EXPENSE EXAMPLE

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

     CONTACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of .15%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED, ANNUITIZED OR
                                    HELD YOUR CONTRACT AT THE END OF
                                       THE APPLICABLE TIME PERIOD
                                  -------------------------------------
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                  ------   -------   -------   --------
     MAXIMUM PORTFOLIO EXPENSES    $306      $936     $1,592    $3,347
     MINIMUM PORTFOLIO EXPENSES    $ 66      $205     $  358    $  800

     CONTACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

     The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of .35%, the annual contract fee and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED, ANNUITIZED OR
                                    HELD YOUR CONTRACT AT THE END OF
                                       THE APPLICABLE TIME PERIOD
                                  -------------------------------------
                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                  ------   -------   -------   --------
     MAXIMUM PORTFOLIO EXPENSES    $326      $995     $1,688    $3,532
     MINIMUM PORTFOLIO EXPENSES    $ 86      $269     $  467    $1,039

     The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

     The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The financial statements of the Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

     CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

     Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. Your requests for withdrawals must be in writing and on a Minnesota Life form. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

     DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

     Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, in California, the free look period is thirty days. These rights are subject to change and may vary among the states.

     WHAT IF THE OWNER OR ANNUITANT DIES?

     If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

          -    the accumulation value payable at death;

          -    the total amount of your purchase, less all partial withdrawals.

     If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

     WHAT ANNUITY OPTIONS ARE AVAILABLE?

     The annuity options available are:

          -    a life annuity;

          - a life annuity with a period certain of either 120 months, 180 months or 240 months;

          -    a joint and last survivor annuity and;

          -    a period certain annuity.

     Each annuity option may be elected as either a variable annuity of fixed annuity or a combination of the two. Other annuity options may be available from us on request.

     WHAT VOTING RIGHTS DO YOU HAVE?

     Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

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GENERAL DESCRIPTIONS

     A. MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     B. VARIABLE ANNUITY ACCOUNT

     We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

     The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

     The Variable Annuity Account currently has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

     The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections:
     The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.

     When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following Sub-Accounts: Money Market Account and Bond Account. When this contract is used in association with the Optional Plan, purchase payments may be allocated to the sub-accounts described on the cover page with the exception of the Advantus Series Fund Maturing Government Bond 2010 Portfolio, and the Fidelity Variable Insurance

     Products Funds portfolios. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.

     C. THE FUNDS

     Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                              INVESTMENT                               INVESTMENT
                 FUND/PORTFOLIO                                 ADVISER                               SUB-ADVISER
                 --------------                               ----------                              -----------
ADVANTUS SERIES FUND, INC.:
Bond Portfolio                                   Advantus Capital Management, Inc.
Index 400 Mid-Cap Portfolio                      Advantus Capital Management, Inc.
Index 500 Portfolio                              Advantus Capital Management, Inc.
International Bond Portfolio                     Advantus Capital Management, Inc.          Augustus Asset Managers Limited
Maturing Government Bond 2010 Portfolio          Advantus Capital Management, Inc.
Money Market Portfolio                           Advantus Capital Management, Inc.
Mortgage Securities Portfolio                    Advantus Capital Management, Inc.
Real Estate Securities Portfolio                 Advantus Capital Management, Inc.

CREDIT SUISSE TRUST:
Global Small Cap Portfolio                       Credit Suisse Asset Management, LLC

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Contrafund(R) Portfolio - Service Class 2        Fidelity Management & Research Company
Shares                                           FMR Co., Inc.
                                                 Fidelity Management & Research (U.K.)
                                                 Inc. (FMR U.K.)
                                                 Fidelity Research & Analysis Company
                                                 Fidelity International Investment
                                                 Advisors (FIIA)
                                                 Fidelity International Investment
                                                 Advisors (U.K.) Limited (FIIA (U.K.) L)
                                                 Fidelity Investments Japan Limited (FIJ)

Equity-Income Portfolio - Service Class 2 Shares Fidelity Management & Research Company
                                                 FMR Co., Inc.
                                                 Fidelity Management & Research (U.K.)
                                                 Inc. (FMR U.K.)
                                                 Fidelity Research & Analysis Company
                                                 Fidelity International Investment
                                                 Advisors (FIIA)
                                                 Fidelity International Investment
                                                 Advisors (U.K.) Limited (FIIA (U.K.) L)
                                                 Fidelity Investments Japan Limited (FIJ)

Mid Cap Portfolio - Service Class 2 Shares       Fidelity Management & Research Company
                                                 FMR Co., Inc.
                                                 Fidelity Management & Research (U.K.)
                                                 Inc. (FMR U.K.)
                                                 Fidelity Research & Analysis Company
                                                 Fidelity International Investment
                                                 Advisors (FIIA)
                                                 Fidelity International Investment
                                                 Advisors (U.K.) Limited (FIIA (U.K.) L)
                                                 Fidelity Investments Japan Limited (FIJ)

                                                              INVESTMENT                               INVESTMENT
                 FUND/PORTFOLIO                                 ADVISER                               SUB-ADVISER
                 --------------                               ----------                              -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:

Franklin Small-Mid Cap Growth Securities         Franklin Advisers, Inc.
Fund - Class 2 Shares
Templeton Developing Markets Securities          Templeton Asset Management Ltd.
Fund - Class 2 Shares
Templeton Global Asset Allocation Fund -         Templeton Investment Counsel, LLC          Franklin Advisers, Inc.
Class 2 Shares

JANUS ASPEN SERIES:
Forty Portfolio - Service Shares                 Janus Capital Management LLC
International Growth Portfolio - Service Shares  Janus Capital Management LLC

W&R TARGET FUNDS, INC.:
W&R Balanced Portfolio                           Waddell & Reed Investment
                                                 Management Company

W&R Core Equity Portfolio                        Waddell & Reed Investment
                                                 Management Company

W&R Growth Portfolio                             Waddell & Reed Investment
                                                 Management Company

W&R International Value Portfolio                Waddell & Reed Investment                  Templeton Investment Counsel,
                                                 Management Company                         LLC

W&R Micro Cap Growth Portfolio                   Waddell & Reed Investment                  Wall Street Associates
                                                 Management Company

W&R Small Cap Growth Portfolio                   Waddell & Reed Investment
                                                 Management Company

W&R Small Cap Value Portfolio                    Waddell & Reed Investment                  Black Rock Capital Management,
                                                 Management Company                         Inc.

W&R Value Portfolio                              Waddell & Reed Investment
                                                 Management Company

     D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

     We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine. We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible


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     that there may be circumstances where it is disadvantageous for either (i)
     the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     E. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.


                                       11

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     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract.
     Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

     A. ADMINISTRATIVE CHARGE

     We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.

     We currently make a deduction from the Variable Annuity Account at the annual rate of .15% for these services. We reserve the right to increase this administrative charge to not more than .35%.

     The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

     B. PREMIUM TAXES

     Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

VOTING RIGHTS

     We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

     During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the


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     contract attributable to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account.

     During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

     We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

     A. GENERAL PROVISIONS

     1. Type of Contract Offered

     Flexible Payment Deferred Variable Annuity Contract

     The contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

     2. Issuance of Contracts

     The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

     3. Modification of the Contracts

     Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

     4. Assignment

     If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

          - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and;

          - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

     If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant.


                                       13

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     We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     5. Limitations on Purchase Payments

     You choose when to make purchase payments. There is no minimum amount which is to be allocated to any Sub-Account of the Variable Annuity Account however, purchase payments must be in U.S. dollars.

     In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

          - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

          - you do not consent to our retention of your initial payment until the application is made complete.

     The contract permits us to cancel your contract, and pay you its accumulation value if:

          - no purchase payments are made for a period of two or more full contract years and;

          - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

          -    the accumulation value of the contract is less than $2,000.

     We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

     There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

     6. Deferment of Payment

     We will pay any single sum payment within seven days after the date the payment is called for by terms of the contract; unless the payment is postponed for:

          - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

          - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

          - such other periods as the Commission may by order permit for the protection of the contract owners.


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     7. Participation

     The contract is non-participating. Contracts issued before October 1, 1998 were participating.

     No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution of dividends, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

     B. ANNUITY PAYMENTS AND OPTIONS

     1. Annuity Payments

     Variable annuity payments are determined on the basis of:

          - a mortality table at least as favorable as the mortality table specified in the contract, which reflects the age of the annuitant,

          -    the type of annuity payment option selected, and

          - the investment performance of the Fund Portfolios selected by the contract owner.

     The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the maximum expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of Funds and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

     2. Electing the Retirement Date and Form of Annuity

     The contracts provide for four optional annuity forms. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

     While the contracts require that we receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

     The contract permits an annuity payment to begin on the first day of any month after the 50th birthday of the annuitant. Contract payments must begin before the 75th birthday of the annuitant. We are currently waiving this restriction. If an election has not been made otherwise, and the plan does not specify to the contrary, annuity payments will begin on the later of:

          - the first day of the month immediately following the 65th birthday of the annuitant, or

          - the first day of the month immediately following the fifth contract anniversary.

     A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our


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     obligation by paying in a single sum the accumulation value of the contract which would otherwise have been applied to provide annuity payments.

     Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

     Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

     3. Optional Annuity Forms

     OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

     OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

     OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

     OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 1 to 20 years, as elected; our consent is required for any other period of years. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the fixed period. In the event of the death of the annuitant, you or the beneficiary may, at any time during the payment period, elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

     4. Determination of Amount of First Monthly Annuity Payment

     The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the

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     amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0.00% to 3.50% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

     The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

     The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted).

     The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Progressive Annuity table with an age setback of eight years and an interest rate of 3.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

     The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

     The 3.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 3.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 3.50%.

     Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

     Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

     If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

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     If, when annuity payments are elected, we are using annuity rates for this contract which result in larger annuity payments, we will use those rates instead.

     5. Amount of Second and Subsequent Monthly Annuity Payments

     The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each Sub-Account times the annuity unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

     6. Value of the Annuity Unit

     The value of an annuity unit for a Sub-Account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

          -    .997137, and,

          - the ratio of the value of the accumulation unit for that Sub-Account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead).

     The value of an annuity unit for a Sub-Account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

     7. Transfer of Annuity Reserves

     Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity Sub-Accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

     There are restrictions to such a transfer.

          - The transfer of an annuity reserve amount from any Sub-Account must be at least equal to $5,000 or the entire amount of the reserve remaining in that Sub-Account, if less.

          - Annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months.

          - We must receive the written request for an annuity transfer more than thirty days in advance of the due date of the annuity payment subject to the transfer.

     Upon request, we will provide you with annuity reserve amount information by sub-account.

     A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

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     When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

     Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity Sub-Account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

     Contracts with this transfer feature may not be available in all states.

     C. DEATH BENEFITS

     If the owner dies before annuity payments begin, the amount payable at death will be the accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

     The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

          -    the amount of the accumulation value payable at death; or

          - the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

     If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

     If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

          -    when payments must begin, and

          -    the time of distribution in the event of that spouse's death.

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     Payments must be made in substantially equal installments.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

     The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract. Participants under the U of M plan may be subject to differing procedures.

     Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

     D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     1. Crediting Accumulation Units

     During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.

     If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until the valuation date coincident with or next following the date we receive a completed application. We will offer to return your initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

     We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each Sub-Account by the then current accumulation unit value for that Sub-Account.

     The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

     We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time) on each day, Monday through Friday, except:


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          -    days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

          - days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

          - customary national business holidays on which the New York Stock Exchange is closed for trading.

     Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

     2. Transfers

     Values may be transferred among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. (U of M participants may effect these transactions via the internet). We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. There is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

     Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

     In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) and 457 contracts and IRA contracts. In addition, you will not be able to make transfers or re-balance if you have a TSA loan, through the on-line service center.

     We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized of fraudulent instructions. We require that you, or persons authorized by you, long-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

     During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.


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     Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

     One type of systematic transfer arrangement offered for certain contracts is known a automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the Advantus Fund Maturing Government 2010 Bond Portfolio, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

     3. Market Timing and Disruptive Trading

     This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:


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          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -    the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     4. Value of the Contract

     The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

     5. Accumulation Unit Value

     The value of an accumulation unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable Sub-Account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

     6. Net Investment Factor for Each Valuation Period

     The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For any Sub-Account, the net investment factor for a valuation period is the gross investment rate for such Sub-Account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

     The gross investment rate is equal to:

          - the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus


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          -    the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

          - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

     The gross investment rate may be positive or negative.

     E. REDEMPTIONS

     1. Partial Withdrawals and Surrender

     Prior to the date annuity payments begin you may make partial withdrawals from your contract for amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However, we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a withdrawal or surrender request will be made to you within 7 days after we receive your completed request.

     Your accumulation value will be reduced by the amount of the withdrawal. Unless you instruct us otherwise, withdrawals will be made from the Sub-Accounts on a pro-rata basis. We will waive the applicable dollar amount limitation:

          - on withdrawals where a systematic withdrawal program is in place and

          - such a smaller amount satisfies the minimum distribution requirements of the Code.

     For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty. Unless you instruct us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made.

     The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.

     Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof.

     2. Right of Cancellation

     You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

          -    the accumulation value of the contract or

          -    the amount of purchase payments paid under the contract.

     Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be extended. For example, in California, the free look period is 30 days. These rights are subject to change and may vary among the states.


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     The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

     INTRODUCTION

     Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

     There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

     For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

     This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.


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

     TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

     TAXATION OF ANNUITY CONTRACTS IN GENERAL

     Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

     There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
     (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

     The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
     Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios.

     Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

     OWNERSHIP TREATMENT

     In connection with its issuance of temporary and proposed regulations under
     Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

     TAXATION OF PARTIAL AND FULL WITHDRAWALS

     For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

     In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The

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     "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

     TAXATION OF ANNUITY PAYMENTS

     The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the contract" to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS

     Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     PENALTY TAX ON PREMATURE DISTRIBUTIONS

     The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

          -    where the taxpayer is 59 1/2 or older,

          -    where payment is made on account of the taxpayer's disability, or

          -    where payment is made by reason of the death of the owner, and

          -    in certain other circumstances.

     The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

     For some types of qualified plans, other tax penalties may apply to certain distributions.

     AGGREGATION OF CONTRACTS

     For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

     ASSIGNMENT OR PLEDGES

     A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

          (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

          (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

     The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

     Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Similar rules apply to qualified contracts.

     POSSIBLE CHANGES IN TAXATION

     Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

     TAX QUALIFIED PROGRAMS

     The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary


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     according to the type of plan and the terms and conditions of the plan.
     Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified minimum distribution rules; and

          -    other specified circumstances.

     We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

     Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

     For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

     WITHHOLDING

     In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

     The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

          - one of a series of substantially equal annual (or more frequent) payments made:

                    -    over the life or life expectancy of the employee,

                    - over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

                    -    for a specified period of ten years or more;

          -    a required minimum distribution;

          -    a hardship distribution; or

          -    the non-taxable portion of a distribution.

     Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

     SEE YOUR OWN TAX ADVISER

     The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

     From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

     The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity

     Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:

          General Information and History
          Distribution of Contract

          Performance

          Independent Registered Public Accounting Firm
          Registration Statement
          Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

     The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.


                                                        YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------
                                         2006        2005        2004        2003        2002
                                      ----------  ----------  ----------  ----------  ----------
Advantus Bond Sub-Account:
   Unit value at beginning of Period  $     3.62  $     3.54  $     3.38  $     3.21  $     2.91
   Unit value at end of period        $     3.78  $     3.62  $     3.54  $     3.38  $     3.21
   Number of units outstanding at
      end of period                    1,138,518   1,298,671   1,442,104   1,323,019   1,509,934
Advantus Index 400 Mid-Cap
   Sub-Account:
   Unit value at beginning of Period  $     2.25  $     2.02  $     1.74  $     1.30  $     1.53
   Unit value at end of period        $     2.47  $     2.25  $     2.02  $     1.74  $     1.30
   Number of units outstanding at
      end of period                    1,084,347   1,197,622     839,447     689,419     439,481
Advantus Index 500 Sub-Account:
   Unit value at beginning of Period  $     5.15  $     4.94  $     4.48  $     3.51  $     4.53
   Unit value at end of period        $     5.93  $     5.15  $     4.94  $     4.48  $     3.51
   Number of units outstanding at
      end of period                    2,497,083   2,673,222   2,803,470   2,819,730   2,672,983
Advantus International Bond
   Sub-Account:
   Unit value at beginning of Period  $     1.51  $     1.66  $     1.49  $     1.24  $     1.06
   Unit value at end of period        $     1.57  $     1.51  $     1.66  $     1.49  $     1.24
   Number of units outstanding at
      end of period                      465,057     508,745     494,033     574,356     400,367
Advantus Maturing Government Bond
   2010 Sub-Account:
   Unit value at beginning of Period  $     2.46  $     2.46  $     2.39  $     2.33  $     1.96
   Unit value at end of period        $     2.47  $     2.46  $     2.46  $     2.39  $     2.33
   Number of units outstanding at
      end of period                       43,266      29,824      31,042      42,667      64,426
Advantus Money Market Sub-Account:
   Unit value at beginning of Period  $     2.14  $     2.09  $     2.08  $     2.07  $     2.04
   Unit value at end of period        $     2.23  $     2.14  $     2.09  $     2.08  $     2.07
   Number of units outstanding at
      end of period                      764,291     776,605     903,863   1,052,431   1,050,180
Advantus Mortgage Securities
   Sub-Account:
   Unit value at beginning of Period  $     3.86  $     3.76  $     3.59  $     3.45  $     3.15
   Unit value at end of period        $     4.06  $     3.86  $     3.76  $     3.59  $     3.45
   Number of units outstanding at
      end of period                      486,528     507,944     556,006     645,952     996,342
Advantus Real Estate Securities
   Sub-Account:
   Unit value at beginning of Period  $     2.57  $     2.32  $     1.71  $     1.21  $     1.13
   Unit value at end of period        $     3.35  $     2.57  $     2.32  $     1.71  $     1.21
   Number of units outstanding at
      end of period                    1,141,295   1,070,083   1,133,763     669,137     666,006
Credit Suisse Trust Global Small Cap
   Sub-Account: (n)
   Unit value at beginning of period  $     0.71  $     0.61  $     0.52  $     0.35  $     0.54
   Unit value at end of period        $     0.80  $     0.71  $     0.61  $     0.52  $     0.35
   Number of units outstanding at
      end of period                      411,556     341,828     223,271     246,390       7,145
Fidelity(R) VIP Contrafund(R)
   Sub-Account:
   Unit value at beginning of period  $     1.28  $     1.10  $     0.96  $     0.75  $     0.83
   Unit value at end of period        $     1.43  $     1.28  $     1.10  $     0.96  $     0.75
   Number of units outstanding at
      end of period                      585,985     614,298     523,325     491,589     373,678
Fidelity(R) VIP Equity-Income
   Sub-Account:
   Unit value at beginning of period  $     1.35  $     1.28  $     1.15  $     0.89  $     1.07
   Unit value at end of period        $     1.62  $     1.35  $     1.28  $     1.15  $     0.89
   Number of units outstanding at
      end of period                      383,000     360,838     439,252     425,493     344,939
Fidelity(R) VIP Mid Cap Sub-Account:
   Unit value at beginning of period  $     2.19  $     1.86  $     1.49  $     1.08  $     1.20
   Unit value at end of period        $     2.46  $     2.19  $     1.86  $     1.49  $     1.08
   Number of units outstanding at
      end of period                      464,328     482,445     457,616     405,161     457,848
Franklin Small-Mid Cap Growth
   Securities
   Sub-Account: (o)
   Unit value at beginning of period  $     0.78  $     0.74  $     0.67  $     0.49  $     0.68
   Unit value at end of period        $     0.84  $     0.78  $     0.74  $     0.67  $     0.49
   Number of units outstanding at
      end of period                      443,511     386,104     399,603     310,441     391,060

                                                           YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------
                                         2001        2000           1999        1998           1997
                                      ----------  ----------     ----------  ----------     ----------
Advantus Bond Sub-Account:
   Unit value at beginning of Period  $     2.70  $     2.45     $     2.52  $     2.38     $     2.18
   Unit value at end of period        $     2.91  $     2.70     $     2.45  $     2.52     $     2.38
   Number of units outstanding at
      end of period                    1,709,084   1,676,462      2,238,400   2,162,866      1,545,276
Advantus Index 400 Mid-Cap
   Sub-Account:
   Unit value at beginning of Period  $     1.55  $     1.34     $     1.15  $     0.99     $     1.00(a)
   Unit value at end of period        $     1.53  $     1.55     $     1.34  $     1.15     $     0.99
   Number of units outstanding at
      end of period                      356,197     334,310        275,066     217,613          9,788
Advantus Index 500 Sub-Account:
   Unit value at beginning of Period  $     5.16  $     5.70     $     4.75  $     3.72     $     2.81
   Unit value at end of period        $     4.53  $     5.16     $     5.70  $     4.75     $     3.72
   Number of units outstanding at
      end of period                    2,891,401   2,896,379      2,938,591   2,780,306      2,786,221
Advantus International Bond
   Sub-Account:
   Unit value at beginning of Period  $     1.07  $     1.06     $     1.15  $     0.99     $     1.00(a)
   Unit value at end of period        $     1.06  $     1.07     $     1.06  $     1.15     $     0.99
   Number of units outstanding at
      end of period                       89,097      85,231        125,858      42,643         15,173
Advantus Maturing Government Bond
   2010 Sub-Account:
   Unit value at beginning of Period  $     1.87  $     1.55     $     1.75  $     1.53     $     1.30
   Unit value at end of period        $     1.96  $     1.87     $     1.55  $     1.75     $     1.53
   Number of units outstanding at
      end of period                       66,425     107,403        107,403     107,403        109,462
Advantus Money Market Sub-Account:
   Unit value at beginning of Period  $     1.97  $     1.86     $     1.78  $     1.70     $     1.62
   Unit value at end of period        $     2.04  $     1.97     $     1.86  $     1.78     $     1.70
   Number of units outstanding at
      end of period                    1,593,977   1,127,967      1,175,791   1,463,714        625,617
Advantus Mortgage Securities
   Sub-Account:
   Unit value at beginning of Period  $     2.90  $     2.60     $     2.55  $     2.40     $     2.20
   Unit value at end of period        $     3.15  $     2.90     $     2.60  $     2.55     $     2.40
   Number of units outstanding at
      end of period                      812,810     623,691        878,899     686,079        484,707
Advantus Real Estate Securities
   Sub-Account:
   Unit value at beginning of Period  $     1.03  $     0.82     $     0.85  $     1.00(c)
   Unit value at end of period        $     1.13  $     1.03     $     0.82  $     0.85
   Number of units outstanding at
      end of period                      246,482      97,217         64,837      12,024
Credit Suisse Trust Global Small Cap
   Sub-Account: (n)
   Unit value at beginning of period  $     0.75  $     1.00(d)
   Unit value at end of period        $     0.54  $     0.75
   Number of units outstanding at
      end of period                        5,984       5,215
Fidelity(R) VIP Contrafund(R)
   Sub-Account:
   Unit value at beginning of period  $     0.95  $     1.00(d)
   Unit value at end of period        $     0.83  $     0.95
   Number of units outstanding at
      end of period                      365,617     430,663
Fidelity(R) VIP Equity-Income
   Sub-Account:
   Unit value at beginning of period  $     1.14  $     1.00(d)
   Unit value at end of period        $     1.07  $     1.14
   Number of units outstanding at
      end of period                      271,988     247,121
Fidelity(R) VIP Mid Cap Sub-Account:
   Unit value at beginning of period  $     1.25  $     1.00(d)
   Unit value at end of period        $     1.20  $     1.25
   Number of units outstanding at
      end of period                      396,693     464,883
Franklin Small-Mid Cap Growth
   Securities
   Sub-Account: (o)
   Unit value at beginning of period  $     0.81  $     1.00(e)
   Unit value at end of period        $     0.68  $     0.81
   Number of units outstanding at
      end of period                      127,846       2,641

                                                                    YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                    2006        2005        2004        2003           2002
                                                 ----------  ----------  ----------  ----------     ----------
Templeton Developing Markets Securities
   Sub-Account:
   Unit value at beginning of Period             $     1.27  $     1.00  $     0.80  $     0.52     $     0.53
   Unit value at end of period                   $     1.62  $     1.27  $     1.00  $     0.80     $     0.52
   Number of units outstanding at end of period   1,076,042   1,186,943     649,033     398,778        409,691
Templeton Global Asset Allocation Sub-Account:
   Unit value at beginning of period             $     1.32  $     1.27  $     1.10  $     0.84     $     0.88
   Unit value at end of period                   $     1.59  $     1.32  $     1.27  $     1.10     $     0.84
   Number of units outstanding at end of period   1,076,790     602,538     376,676     153,886         77,098
Janus Aspen Forty Sub-Account: (p)
   Unit value at beginning of period             $     0.85  $     0.76  $     0.64  $     0.53     $     0.64
   Unit value at end of period                   $     0.93  $     0.85  $     0.76  $     0.64     $     0.53
   Number of units outstanding at end of period     905,282     841,211     531,620     613,591        622,761
Janus Aspen International Growth Sub-Account:
   Unit value at beginning of period             $     0.99  $     0.75  $     0.63  $     0.47     $     0.64
   Unit value at end of period                   $     1.45  $     0.99  $     0.75  $     0.63     $     0.47
   Number of units outstanding at end of period   2,329,343     850,133     599,490     595,244        588,793
W&R Target Balanced Sub-Account:
   Unit value at beginning of Period             $     4.09  $     3.90  $     3.58  $     2.96(g)  $     3.26
   Unit value at end of period                   $     4.54  $     4.09  $     3.90  $     3.58     $     2.96
   Number of units outstanding at end of period   1,140,742   1,230,399   1,306,293   1,398,209      1,646,647
W&R Target Core Equity Sub-Account:
   Unit value at beginning of Period             $     1.14  $     1.04  $     0.95  $     0.79(l)  $     1.10
   Unit value at end of period                   $     1.33  $     1.14  $     1.04  $     0.95     $     0.79
   Number of units outstanding at end of period     306,698     312,853     285,577     307,576        344,497
W&R Target Growth Sub-Account:
   Unit value at beginning of Period             $     3.31  $     2.98  $     2.89  $     2.31(f)  $     3.10
   Unit value at end of period                   $     3.48  $     3.31  $     2.98  $     2.89     $     2.31
   Number of units outstanding at end of period   2,435,746   2,898,741   3,046,480   3,168,835      1,657,162
W&R Target International Value Sub-Account: (q)
   Unit value at beginning of Period             $     3.77  $     3.39  $     2.77  $     1.89(h)  $     2.30
   Unit value at end of period                   $     4.87  $     3.77  $     3.39  $     2.77     $     1.89
   Number of units outstanding at end of period   1,546,289   1,621,026   1,626,427   1,744,785      1,611,358
W&R Target Micro Cap Growth Sub-Account:
   Unit value at beginning of Period             $     1.90  $     1.57  $     1.43  $     0.93(m)  $     1.65
   Unit value at end of period                   $     2.13  $     1.90  $     1.57  $     1.43     $     0.93
   Number of units outstanding at end of period     450,224     519,057     395,674     380,788        359,196
W&R Target Small Cap Growth Sub-Account:
   Unit value at beginning of Period             $     2.63  $     2.34  $     2.05  $     1.39(i)  $     2.04
   Unit value at end of period                   $     2.76  $     2.63  $     2.34  $     2.05     $     1.39
   Number of units outstanding at end of period   1,177,218   1,338,400   1,439,431   1,378,769      1,459,735
W&R Target Small Cap Value Sub-Account:
   Unit value at beginning of Period             $     1.92  $     1.84  $     1.60  $     1.07(k)  $     1.35
   Unit value at end of period                   $     2.24  $     1.92  $     1.84  $     1.60     $     1.07
   Number of units outstanding at end of period     983,861   1,065,168   1,106,683     783,072        856,647
W&R Target Value Sub-Account:
   Unit value at beginning of Period             $     2.54  $     2.43  $     2.12  $     1.67(j)  $     1.98
   Unit value at end of period                   $     2.96  $     2.54  $     2.43  $     2.12     $     1.67
   Number of units outstanding at end of period     774,915     872,555     793,157     767,590        923,303

                                                                    YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                    2001        2000           1999        1998        1997
                                                 ----------  ----------     ----------  ----------  ----------
Templeton Developing Markets Securities
   Sub-Account:
   Unit value at beginning of Period             $     0.57  $     0.84     $     0.55  $     0.70  $     1.00(b)
   Unit value at end of period                   $     0.53  $     0.57     $     0.84  $     0.55  $     0.70
   Number of units outstanding at end of period     212,265     236,591        384,533     132,217      33,388
Templeton Global Asset Allocation Sub-Account:
   Unit value at beginning of period             $     0.97  $     1.00(e)
   Unit value at end of period                   $     0.88  $     0.97
   Number of units outstanding at end of period      67,571         302
Janus Aspen Forty Sub-Account: (p)
   Unit value at beginning of period             $     0.82  $     1.00(d)
   Unit value at end of period                   $     0.64  $     0.82
   Number of units outstanding at end of period     628,238     623,513
Janus Aspen International Growth Sub-Account:
   Unit value at beginning of period             $     0.83  $     1.00(d)
   Unit value at end of period                   $     0.64  $     0.83
   Number of units outstanding at end of period     510,863     451,827
W&R Target Balanced Sub-Account:
   Unit value at beginning of Period             $     3.82  $     4.27     $     3.71  $     3.00  $     2.53
   Unit value at end of period                   $     3.26  $     3.82     $     4.27  $     3.71  $     3.00
   Number of units outstanding at end of period   1,760,361   2,021,087      2,078,286   1,987,162   1,806,441
W&R Target Core Equity Sub-Account:
   Unit value at beginning of Period             $     1.19  $     1.28     $     1.20  $     0.99  $     1.00(a)
   Unit value at end of period                   $     1.10  $     1.19     $     1.28  $     1.20  $     0.99
   Number of units outstanding at end of period     293,780     140,306        339,537      97,581      39,998
W&R Target Growth Sub-Account:
   Unit value at beginning of Period             $     4.13  $     5.29     $     4.22  $     3.14  $     2.35
   Unit value at end of period                   $     3.10  $     4.13     $     5.29  $     4.22  $     3.14
   Number of units outstanding at end of period   1,842,615   1,951,844      1,773,719   1,628,467   1,394,064
W&R Target International Value Sub-Account: (q)
   Unit value at beginning of Period             $     2.60  $     2.58     $     2.13  $     2.00  $     1.79
   Unit value at end of period                   $     2.30  $     2.60     $     2.58  $     2.13  $     2.00
   Number of units outstanding at end of period   1,775,314   2,057,811      2,062,152   2,464,913   2,966,962
W&R Target Micro Cap Growth Sub-Account:
   Unit value at beginning of Period             $     1.86  $     2.36     $     0.95  $     0.84  $     1.00(a)
   Unit value at end of period                   $     1.65  $     1.86     $     2.36  $     0.95  $     0.84
   Number of units outstanding at end of period     256,057     265,844        227,183      71,594      18,000
W&R Target Small Cap Growth Sub-Account:
   Unit value at beginning of Period             $     2.39  $     2.70     $     1.86  $     1.84  $     1.71
   Unit value at end of period                   $     2.04  $     2.39     $     2.70  $     1.86  $     1.84
   Number of units outstanding at end of period   1,605,262   1,829,887      1,577,615   1,681,790   1,504,543
W&R Target Small Cap Value Sub-Account:
   Unit value at beginning of Period             $     1.17  $     0.91     $     0.94  $     1.01  $     1.00(a)
   Unit value at end of period                   $     1.35  $     1.17     $     0.91  $     0.94  $     1.01
   Number of units outstanding at end of period     522,183     215,359        213,346     361,348     215,169
W&R Target Value Sub-Account:
   Unit value at beginning of Period             $     2.21  $     2.25     $     2.25  $     2.22  $     1.83
   Unit value at end of period                   $     1.98  $     2.21     $     2.25  $     2.25  $     2.22
   Number of units outstanding at end of period     958,634     950,706      1,038,209   1,260,342   1,500,040

(a)  Period from October 1, 1997, commencement of operations, to December 31,
     1997.

(b) Period from October 15, 1997, commencement of operations, to December 31, 1997.

(c)  Period from April 1, 1998, commencement of operations, to December 31,
     1998.

(d) Period from February 1, 2000, commencement of operations, to December 31, 2000.

(e)  Period from August 1, 2000, commencement of operations, to December 31,
     2000.

(f) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(k) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(l) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(m) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as Credit Suisse Trust Global Post-Venture Capital Portfolio.

(o)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(p) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(q) Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

     The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.66% and 10.00%.

     For illustration purposes, an average annual expense equal to 1.16% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 1.16% includes: .15% for contract administration and an average of 1.01% for investment management and other fund expenses. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average, except for the Maturing Government Bond 2010 Portfolio - which are only available to Contracts issued prior to May 1, 2000. This illustration does not reflect the portfolio options available to University of Minnesota participants.

     The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

     The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

     The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

     PREPARED FOR: Client
     VARIABLE CONTRIBUTION: $100,000.00
     INITIAL VARIABLE MONTHLY INCOME: $593.60

     The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

     Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

     Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

     An AIR of 3.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

     The graph and table below show how annual gross investment returns of 0%, 4.66% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

     In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                     VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                                     [CHART]

                  VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL


                              MONTHLY ANNUITY INCOME BASED ON
                                HYPOTHETICAL RATE OF RETURN
                          -----------------------------------------
                           0.00% GROSS   4.66% GROSS   10.00% GROSS
BEGINNING OF YEAR   AGE   (-1.16% NET)   (3.50% NET)    (8.84% NET)
-----------------   ---   ------------   -----------   ------------
 1                   65        $594         $594          $  594
 4                   68        $517         $594          $  690
 7                   71        $450         $594          $  803
10                   74        $392         $594          $  934
13                   77        $342         $594          $1,086
16                   80        $297         $594          $1,262
19                   83        $259         $594          $1,468
22                   86        $226         $594          $1,707
25                   89        $196         $594          $1,985
28                   92        $171         $594          $2,309
31                   95        $149         $594          $2,685
34                   98        $130         $594          $3,122


     If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $660.46.

APPENDIX C -- TYPES OF QUALIFIED PLANS

     Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

     PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

     Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

     Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and
     (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

     Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

     Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAS

     Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs

     Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.

     Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

     In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

     CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

     DEFERRED COMPENSATION PLANS

     Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 Plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                    (This page is left blank intentionally.)

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141


                       STATEMENT OF ADDITIONAL INFORMATION

          THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: MAY 1, 2007

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contract

     Performance

     Independent Registered Public Accounting Firm
     Registration Statement
     Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc., Portfolios: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond, International Bond, Index 400 Mid-Cap, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2006, 2005, and 2004 were $24,342,989, $23,945,266, and
$20,482,311 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. The underwriter may also receive amounts from the Fund for services provided under a 12b-1 plan of distribution. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                             PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the administrative charge. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                       T = (ERV/P) TO THE POWER OF (1/N) -1

Where T       =       average annual total return
      ERV     =       ending redeemable value
      P       =       hypothetical initial payment of $1,000
      N       =       number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS

We may also calculate non-standardized returns which may or may not reflect any charges for premium taxes and/or any other taxes, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is:  [ (Base Period Return + 1) (365/7) ] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the administrative charge.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                        YIELD = 2[a-b + 1)6 - 1]
                                 CD

Where a       =       net investment income earned during the period by the
                      portfolio attributable to the sub-account.
      b       =       expenses accrued for the period (net of reimbursements)
      c       =       the average daily number of sub-account units outstanding
                      during the period that were entitled to receive dividends.
      d       =       the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the administrative charge, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                   (KPMG LOGO)
                                    KPMG LLP
                             4200 WELLS FARGO Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2006 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2006, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota
March 23, 2007

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                               ADVANTUS    ADVANTUS
                                                         ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS      MONEY         INDEX      MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND        MARKET         500      SECURITIES   BOND 2006   BOND 2010      BOND
                                          ------------  ----------  -----------  -----------  ----------  ----------  -------------
                 ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio, 118,070,149 shares at
      net asset value of $1.54 per share
      (cost $159,670,043)                 $182,326,285          --           --           --      --              --            --
   Money Market Portfolio, 44,361,249
      shares at net asset value of $1.00
      per share (cost $44,361,249)                  --  44,361,249           --           --      --              --            --
   Index 500 Portfolio, 53,910,641 shares
      at net asset value of $4.59 per
      share (cost $176,958,317)                     --          --  247,358,789           --      --              --            --
   Mortgage Securities Portfolio,
      79,503,018 shares at net asset
      value of $1.52 per share
      (cost $101,921,684)                           --          --           --  121,145,268      --              --            --
   Maturing Government Bond 2006
      Portfolio, shares at net asset
      value of $.0 per share (cost $)               --          --           --           --      --              --            --
   Maturing Government Bond 2010
      Portfolio, 2,437,880 shares at net
      asset value of $1.61 per share
      (cost $3,625,577)                             --          --           --           --      --       3,920,598            --
   International Bond Portfolio,
      28,875,254 shares at net asset
      value of $1.38 per share
      (cost $32,838,121)                            --          --           --           --      --              --    39,801,160
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
                                           182,326,285  44,361,249  247,358,789  121,145,268      --       3,920,598    39,801,160
Receivable from Minnesota Life for
   contract purchase payments                   67,363     481,359           --           --      --              --        84,823
Receivable for investments sold                     --          --       10,175        9,947      --             131            --
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total assets                         182,393,648  44,842,608  247,368,964  121,155,215      --       3,920,729    39,885,983
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          --       10,364       10,150      --             131            --
Payable for investments purchased               67,955     481,487           --           --      --              --        84,867
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total liabilities                         67,955     481,487       10,364       10,150      --             131        84,867
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Net assets applicable to Contract
         owners                           $182,325,693  44,361,121  247,358,600  121,145,065      --       3,920,598    39,801,116
                                          ============  ==========  ===========  ===========     ===       =========    ==========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           180,365,040  44,051,866  163,923,371  119,074,616      --       3,699,453    39,575,642
Contracts in annuity payment period
   (note 2)                                  1,960,653     309,255   83,435,229    2,070,449      --         221,145       225,474
                                          ------------  ----------  -----------  -----------     ---       ---------    ----------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $182,325,693  44,361,121  247,358,600  121,145,065      --       3,920,598    39,801,116
                                          ============  ==========  ===========  ===========     ===       =========    ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                                                                            AIM V.I.    AMERICAN
                                            ADVANTUS    ADVANTUS                 AIM V.I.                    DENT       CENTURY
                                           INDEX 400   REAL ESTATE   AIM V.I.    CAPITAL       AIM V.I.   DEMOGRAPHIC    INCOME
                                            MID-CAP    SECURITIES    BALANCED  APPRECIATION  CORE EQUITY    TRENDS     AND GROWTH
                                          -----------  -----------  ---------  ------------  -----------  -----------  ----------
                 ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Index 400 Mid-Cap Portfolio,
      29,822,379 shares at net asset
      value of $1.84 per share
      (cost $43,390,717)                  $54,924,711           --         --           --          --         --              --
   Real Estate Securities Portfolio,
      32,500,803 shares at net asset
      value of $2.86 per share
      (cost $53,732,739)                           --   93,073,233         --           --          --         --              --
Investments in shares of the AIM
   Variable Insurance Funds:
   Balanced Fund, 185,675 shares at net
      asset value of $11.84 per share
      (cost $1,555,410)                            --           --  2,198,393           --          --         --              --
   Capital Appreciation Fund, 245,805
      shares at net asset value of
      $25.91 per share (cost $5,836,428)           --           --         --    6,368,795          --         --              --
   Core Equity Fund, 25,180 shares at
      net asset value of $27.02 per
      share (cost $544,578)                        --           --         --           --     680,364         --              --
   Dent Demographics Fund, 0 shares at
      net asset value of $0.00 per
      share (cost $0.00)                           --           --         --           --          --         --              --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth Fund, 472,341
      shares at net asset value of $8.62
      per share (cost $3,234,441)                  --           --         --           --          --         --       4,071,580
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
                                           54,924,711   93,073,233  2,198,393    6,368,795     680,364         --       4,071,580
Receivable from Minnesota Life for
   contract purchase payments                  26,896           --         --       45,184          --         --              --
Receivable for investments sold                    --      164,946         87           --          11         --             155
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total assets                         54,951,607   93,238,179  2,198,480    6,413,979     680,375         --       4,071,735
                                          -----------   ----------  ---------    ---------     -------        ---       ---------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                   --      165,248         99           --          13         --             176
Payable for investments purchased              27,111           --         --       45,214          --         --              --
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total liabilities                        27,111      165,248         99       45,214          13         --             176
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Net assets applicable to Contract
         owners                           $54,924,496   93,072,931  2,198,381    6,368,765     680,362         --       4,071,559
                                          ===========   ==========  =========    =========     =======        ===       =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           54,514,108   91,927,346  2,198,381    6,364,493     680,362         --       4,071,559
Contracts in annuity payment period
   (note 2)                                   410,388    1,145,585         --        4,272          --         --              --
                                          -----------   ----------  ---------    ---------     -------        ---       ---------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $54,924,496   93,072,931  2,198,381    6,368,765     680,362         --       4,071,559
                                          ===========   ==========  =========    =========     =======        ===       =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                     CREDIT                                               FRANKLIN
                                            AMERICAN    AMERICAN     SUISSE                                               LARGE CAP
                                            CENTURY      CENTURY     GLOBAL   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH
                                             ULTRA        VALUE    SMALL CAP   CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES
                                          -----------  ----------  ---------  ------------  -------------  ------------  ----------
                 ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Ultra Fund, 6,006,898 shares at net
      asset value of $9.98 per share
      (cost $56,887,414)                  $59,948,842          --         --           --             --            --           --
   Value Fund, 4,290,267 shares at net
      asset value of $8.73 per share
      (cost $34,077,278)                           --  37,454,029         --           --             --            --           --
Investments in shares of the Credit
   Suisse Trust:
   Global Small Cap Portfolio, 196,758
      shares at net asset value of
      $14.66 per share (cost $2,178,657)           --          --  2,884,479           --             --            --           --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
      Contrafund Portfolio, 2,473,728
      shares at net asset value of
      $31.11 per share
      (cost $63,712,926)                           --          --         --   76,957,681             --            --           --
   Equity-Income Portfolio, 5,434,172
      shares at net asset value of
      $25.87 per share
      (cost $125,751,976)                          --          --         --           --    140,582,028            --           --
   Mid-Cap Portfolio, 1,951,533 shares at
      net asset value of $34.25 per
      share (cost $50,414,077)                     --          --         --           --             --    66,840,012           --
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Large Cap Growth Securities Fund,
      267,815 shares at net asset value of
      $16.47 per share (cost $3,877,672)           --          --         --           --             --            --    4,410,914
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
                                           59,948,842  37,454,029  2,884,479   76,957,681    140,582,028    66,840,012    4,410,914
Receivable from Minnesota Life for
   contract purchase payments                      --      91,267         --       12,576        147,966        41,466           --
Receivable for investments sold                47,578          --      1,239           --             --            --           56
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total assets                         59,996,420  37,545,296  2,885,718   76,970,257    140,729,994    66,881,478    4,410,970
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------

              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges               47,966          --      1,239           --             --            --           83
Payable for investments purchased                  --      91,469         --       12,788        148,585        41,647           --
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total liabilities                        47,966      91,469      1,239       12,788        148,585        41,647           83
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Net assets applicable to Contract
      owners                              $59,948,454  37,453,827  2,884,479   76,957,469    140,581,409    66,839,831    4,410,887
                                          ===========  ==========  =========   ==========    ===========    ==========    =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           59,446,985  37,429,459  2,884,479   76,519,381    139,464,308    66,241,815    4,410,887
Contracts in annuity payment period
   (note 2)                                   501,469      24,368         --      438,088      1,117,101       598,016           --
                                          -----------  ----------  ---------   ----------    -----------    ----------    ---------
      Total Contract Owners' Equity
         (notes 5 and 6)                  $59,948,454  37,453,827  2,884,479   76,957,469    140,581,409    66,839,831    4,410,887
                                          ===========  ==========  =========   ==========    ===========    ==========    =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                     TEMPLETON                                             JANUS
                                             FRANKLIN     FRANKLIN   DEVELOPING    TEMPLETON     JANUS        JANUS        ASPEN
                                          MUTUAL SHARES   SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN        ASPEN    INTERNATIONAL
                                            SECURITIES       CAP     SECURITIES   ALLOCATION    BALANCED      FORTY       GROWTH
                                          -------------  ----------  ----------  ------------  ----------  ----------  -------------
                  ASSETS
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Mutual Shares Securities Fund,
      692,004 shares at net asset value
      of $20.47 per share
      (cost $11,656,105)                   $14,165,313           --          --           --           --          --            --
   Small-Mid Cap Fund, 706,602 shares at
      net asset value of $22.13 per share
      (cost $12,472,449)                            --   15,637,092          --           --           --          --            --
   Developing Markets Securities Fund,
      3,335,486 shares at net asset value
      of $13.79 per share
      (cost $31,344,792)                            --           --  45,996,358           --           --          --            --
   Global Asset Allocation Fund, 493,058
      shares at net asset value of $21.75
      per share (cost $9,469,170)                   --           --          --   10,724,011           --          --            --
Investments in shares of the Janus Aspen
   Series:
   Balanced Portfolio, 297,989 shares at
      net asset value of $28.83 per share
      (cost $7,656,954)                             --           --          --           --    8,591,023          --            --
   Forty Portfolio, 943,819 shares at
      net asset value of $29.91 per share
      (cost $24,993,512)                            --           --          --           --           --  28,229,611            --
   International Growth Portfolio,
      1,398,328 shares at net asset value
      of $50.61 per share
      (cost $48,382,104)                            --           --          --           --           --          --    70,769,379
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
                                            14,165,313   15,637,092  45,996,358   10,724,011    8,591,023  28,229,611    70,769,379
Receivable from Minnesota Life for
   contract purchase payments                   58,104           --          --       90,332           --          --            --
Receivable for investments sold                     --       17,655      17,611           --          285      94,480        17,550
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total assets                          14,223,417   15,654,747  46,013,969   10,814,343    8,591,308  28,324,091    70,786,929
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------

             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --       17,688      17,770           --          312      94,528        17,790
Payable for investments purchased               58,176           --          --       90,332           --          --            --
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total liabilities                         58,176       17,688      17,770       90,332          312      94,528        17,790
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Net assets applicable to Contract
         owners                            $14,165,241   15,637,059  45,996,199   10,724,011    8,590,996  28,229,563    70,769,139
                                           ===========   ==========  ==========   ==========    =========  ==========    ==========

      CONTRACT OWNERS' EQUITY
Contracts in accumulation period            14,128,867   15,563,224  45,487,593   10,643,776    8,590,996  27,924,734    70,433,117
Contracts in annuity payment period
   (note 2)                                     36,374       73,835     508,606       80,235           --     304,829       336,022
                                           -----------   ----------  ----------   ----------    ---------  ----------    ----------
      Total Contract Owners' Equity
         (notes 5 and 6)                   $14,165,241   15,637,059  45,996,199   10,724,011    8,590,996  28,229,563    70,769,139
                                           ===========   ==========  ==========   ==========    =========  ==========    ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                MFS         MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                             INVESTORS    MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK    GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME      GROWTH
                                           ------------  ---------  ----------  ---------  ------------  -----------  -------------
                  ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 160,858
      shares at net asset value of $10.43
      per share (cost $1,422,912)           $1,677,754          --          --         --           --            --           --
   Mid Cap Growth Series, 178,848 shares
      at net asset value of $7.13 per
      share (cost $1,176,503)                       --   1,275,184          --         --           --            --           --
   New Discovery Series, 749,739 shares
      at net asset value of $17.15 per
      share (cost $10,521,397)                      --          --  12,858,018         --           --            --           --
   Value Series, 513,248 shares at net
      asset value of $14.42 per share
      (cost $6,116,332)                             --          --          --  7,401,032           --            --           --
Investments in shares of the Oppenheimer
      Variable Account Funds:
   Capital Appreciation Fund, 132,603
      shares at net asset value of $41.09
      per share (cost $4,668,143)                   --          --          --         --    5,448,668            --           --
   High Income Fund, 3,891,584 shares at
      net asset value of $8.50 per share
      (cost $32,333,153)                            --          --          --         --           --    33,078,469           --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth Fund, 3,864,556
   shares at net asset value of $1.97
   per share (cost $5,105,364)                      --          --          --         --           --            --    7,613,175
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
                                             1,677,754   1,275,184  12,858,018  7,401,032    5,448,668    33,078,469    7,613,175
Receivable from Minnesota Life for
   contract purchase payments                       14          --       2,326         --           --        33,578           --
Receivable for investments sold                     --          44          --     15,439        2,586            --          203
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total assets                        1,677,768   1,275,228  12,860,344  7,416,471    5,451,254    33,112,047    7,613,378
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------

               LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          50          --     15,473        2,609            --          251
Payable for investments purchased                   20          --       2,410         --           --        33,757           --
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total liabilities                          20          50       2,410     15,473        2,609        33,757          251
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Net assets applicable to
            Contract owners                 $1,677,748   1,275,178  12,857,934  7,400,998    5,448,645    33,078,290    7,613,127
                                            ==========   =========  ==========  =========    =========    ==========    =========

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period             1,677,748   1,275,178  12,629,275  7,250,274    5,448,645    32,682,225    7,613,127
Contracts in annuity payment period
   (note 2)                                         --          --     228,659    150,724           --       396,065           --
                                            ----------   ---------  ----------  ---------    ---------    ----------    ---------
         Total Contract Owners' Equity
            (notes 5 and 6)                 $1,677,748   1,275,178  12,857,934  7,400,998    5,448,645    33,078,290    7,613,127
                                            ==========   =========  ==========  =========    =========    ==========    =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME       GROWTH      OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
                ASSETS
Investments in shares of the Putnam
  Variable Trust:
  Growth and Income Fund, 90,691 shares
    at net asset value of $29.36 per
    share (cost $2,140,876)                $2,662,691            --           --            --        --           --         --
  International Growth Fund, 643,664
    shares at net asset value of $20.64
    per share (cost $8,743,411)                    --    13,285,228           --            --        --           --         --
  New Opportunities Fund, 21,878 shares
    at net asset value of $20.04 per
    share (cost $366,699)                          --            --      438,436            --        --           --         --
  New Value Fund, 206,338 shares at net
    asset value of $18.34 per share
    (cost $3,289,273)                              --            --           --     3,784,233        --           --         --
  Voyager Fund, 32,352 shares at net
    asset value of $30.07 per share
    (cost $850,544)                                --            --           --            --   972,831           --         --
Investments in shares of the Van Kampen
  Funds:
  Comstock Fund, 599,688 shares at net
    asset value of $14.70 per share
    (cost $7,782,665)                              --            --           --            --        --    8,815,418         --
  Strategic Growth Fund, 14,969 shares
    at net asset value of $28.54 per
    share (cost $394,716)                          --            --           --            --        --           --    427,209
                                           ----------    ----------      -------     ---------   -------    ---------    -------
                                            2,662,691    13,285,228      438,436     3,784,233   972,831    8,815,418    427,209
Receivable from Minnesota Life for
  contract purchase payments                       51         1,983           --            --        --        9,895         --
Receivable for investments sold                    --            --            8           641        37           --         17
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total assets                          2,662,742    13,287,211      438,444     3,784,874   972,868    8,825,313    427,226
                                           ----------    ----------      -------     ---------   -------    ---------    -------

              LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                    --            --           11           666        40           --         20
Payable for investments purchased                  60         2,060           --            --        --        9,959         --
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total liabilities                            60         2,060           11           666        40        9,959         20
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Net assets applicable to Contract
        owners                             $2,662,682    13,285,151      438,433     3,784,208   972,828    8,815,354    427,206
                                           ==========    ==========      =======     =========   =======    =========    =======

       CONTRACT OWNERS' EQUITY
Contracts in accumulation period            2,662,682    13,271,924      438,433     3,784,208   972,828    8,808,697    427,206
Contracts in annuity payment period
   (note 2)                                        --        13,227           --            --        --        6,657         --
                                           ----------    ----------      -------     ---------   -------    ---------    -------
      Total Contract Owners' Equity
        (notes 5 and 6)                    $2,662,682    13,285,151      438,433     3,784,208   972,828    8,815,354    427,206
                                           ==========    ==========      =======     =========   =======    =========    =======

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                     WADDELL      WADDELL                 WADDELL
                                           VAN KAMPEN    WADDELL       WADDELL       & REED       & REED       WADDELL    & REED
                                           GROWTH AND    & REED        & REED     INTERNATIONAL  SMALL CAP     & REED    MICRO-CAP
                                             INCOME     BALANCED       GROWTH         VALUE       GROWTH        VALUE     GROWTH
                                           ----------  -----------  ------------  -------------  ----------  ----------  ----------
                  ASSETS
Investments in shares of the Van Kampen
   Funds:
   Growth and Income Fund, 171,735 shares
      at net asset value of $21.96 per
      share (cost $3,377,425)              $3,771,300           --            --            --           --          --          --
Investments in shares of the
   Waddell & Reed Target Funds, Inc.:
   Balanced Portfolio, 19,739,799 shares
      at net asset value of $8.71 per
      share (cost $157,895,277)                    --  171,844,817            --            --           --          --          --
   Growth Portfolio, 18,602,289 shares at
      net asset value of $9.78 per share
      (cost $173,234,440)                          --           --   181,963,866            --           --          --          --
   International Value Portfolio,
      10,751,499 shares at net asset
      value of $22.78 per share
      (cost $189,945,004)                          --           --            --   244,926,662           --          --          --
   Small Cap Growth Portfolio, 8,324,833
      shares at net asset value of $9.98
      per share (cost $86,491,156)                 --           --            --            --   83,041,874          --          --
   Value Portfolio, 13,348,424 shares at
      net asset value of $6.74 per share
      (cost $79,123,641)                           --           --            --            --           --  90,007,085          --
   Micro-Cap Growth Portfolio, 1,151,938
      shares at net asset value of $20.08
      per share (cost $18,155,103)                 --           --            --            --           --          --  23,131,952
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
                                            3,771,300  171,844,817   181,963,866   244,926,662   83,041,874  90,007,085  23,131,952
Receivable from Minnesota Life for
   contract purchase payments                      --           --       105,299       151,232           --      74,720       1,756
Receivable for investments sold                   145       47,055            --            --       21,440          --          --
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total assets                       3,771,445  171,891,872   182,069,165   245,077,894   83,063,314  90,081,805  23,133,708
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                  166       47,182            --            --       21,639          --          --
Payable for investments purchased                  --           --       105,737       151,909           --      74,933       1,845
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total liabilities                        166       47,182       105,737       151,909       21,639      74,933       1,845
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Net assets applicable to
            Contract owners                $3,771,279  171,844,690   181,963,428   244,925,985   83,041,675  90,006,872  23,131,863
                                           ==========  ===========   ===========   ===========   ==========  ==========  ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period            3,771,279  167,624,878   179,951,162   242,449,912   82,007,119  88,987,373  22,971,755
Contracts in annuity payment period
   (note 2)                                        --    4,219,812     2,012,266     2,476,073    1,034,556   1,019,499     160,108
                                           ----------  -----------   -----------   -----------   ----------  ----------  ----------
         Total Contract Owners' Equity
            (notes 5 and 6)                $3,771,279  171,844,690   181,963,428   244,925,985   83,041,675  90,006,872  23,131,863
                                           ==========  ===========   ===========   ===========   ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             WADDELL                   WADDELL      WADDELL       WADDELL                 WADDELL
                                             & REED       WADDELL      & REED       & REED        & REED      WADDELL     & REED
                                            SMALL CAP     & REED        ASSET    INTERNATIONAL   SCIENCE &    & REED     DIVIDEND
                                              VALUE     CORE EQUITY   STRATEGY      GROWTH      TECHNOLOGY     BOND       INCOME
                                           -----------  -----------  ----------  -------------  ----------  ----------  ---------
                 ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   Small Cap Value Portfolio, 4,775,822
      shares at net asset value of $15.69
      per share (cost $70,626,861)         $74,929,297           --          --            --           --          --         --
   Core Equity Portfolio, 1,540,721
      shares at net asset value of $12.55
      per share (cost $17,124,895)                  --   19,334,659          --            --           --          --         --
   Asset Strategy Portfolio, 7,378,898
      shares at net asset value of $8.99
      per share (cost $68,368,531)                  --           --  66,306,778            --           --          --         --
   International Growth Portfolio,
      2,060,259 shares at net asset value
      of $9.14 per share
      (cost $15,194,029)                            --           --          --    18,822,117           --          --         --
   Science & Technology Portfolio,
      1,270,797 shares at net asset value
      of $17.72 per share
      (cost $19,922,052)                            --           --          --            --   22,515,594          --         --
   Bond Portfolio, 3,035,442 shares at
      net asset value of $5.27 per share
      (cost $16,550,797)                            --           --          --            --           --  16,008,314         --
   Dividend Income Portfolio, 1,389,304
      shares at net asset value of $6.97
      per share (cost $8,400,026)                   --           --          --            --           --          --  9,677,056
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
                                            74,929,297   19,334,659  66,306,778    18,822,117   22,515,594  16,008,314  9,677,056
Receivable from Minnesota Life for
   contract purchase payments                   20,348       27,361       8,127            --       53,392      51,358      4,418
Receivable for investments sold                     --           --          --         4,311           --          --         --
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total assets                       74,949,645   19,362,020  66,314,905    18,826,428   22,568,986  16,059,672  9,681,474
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --           --          --         4,464           --          --         --
Payable for investments purchased               20,646       27,452       8,518            --       53,605      51,423      4,502
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total liabilities                      20,646       27,452       8,518         4,464       53,605      51,423      4,502
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Net assets applicable to
            Contract owners                $74,928,999   19,334,568  66,306,387    18,821,964   22,515,381  16,008,249  9,676,972
                                           ===========   ==========  ==========    ==========   ==========  ==========  =========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period            74,189,229   18,942,745  65,492,172    18,688,959   22,365,153  16,002,767  9,629,197
Contracts in annuity payment period
   (note 2)                                    739,770      391,823     814,215       133,005      150,228       5,482     47,775
                                           -----------   ----------  ----------    ----------   ----------  ----------  ---------
         Total Contract Owners' Equity
            (notes 5 and 6)                $74,928,999   19,334,568  66,306,387    18,821,964   22,515,381  16,008,249  9,676,972
                                           ===========   ==========  ==========    ==========   ==========  ==========  =========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                                                                                            WADDELL
                                             WADDELL       WADDELL     WADDELL     WADDELL     WADDELL      & REED     WADDELL
                                             & REED        & REED      & REED      & REED      & REED       GLOBAL     & REED
                                              HIGH      LIMITED-TERM    MONEY     MORTGAGE   REAL ESTATE    NATURAL    MID CAP
                                             INCOME         BOND       MARKET    SECURITIES  SECURITIES    RESOURCES   GROWTH
                                           -----------  ------------  ---------  ----------  -----------  ----------  ---------
                  ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   High Income Portfolio, 5,903,674
      shares at net asset value of $3.34
      per share (cost $20,273,231)         $19,710,007           --          --          --           --          --         --
   Limited-Term Bond Portfolio, 570,366
      shares at net asset value of $5.48
      per share (cost $3,188,521)                   --    3,127,375          --          --           --          --         --
   Money Market Portfolio, 5,445,260
      shares at net asset value of $1.00
      per share (cost $5,445,260)                   --           --   5,445,260          --           --          --         --
   Mortgage Securities Portfolio,
      2,502,955 shares at net asset value
      of $4.98 per share
      (cost $12,657,631)                            --           --          --  12,466,217           --          --         --
   Real Estate Securities Portfolio,
      1,415,507 shares at net asset value
      of $8.78 per share
      (cost $9,871,538)                             --           --          --          --   12,424,751          --         --
   Global Natural Resources Portfolio,
      2,879,384 shares at net asset value
      of $7.57 per share
      (cost $19,778,077)                            --           --          --          --           --  21,801,834         --
   Mid Cap Growth Portfolio, 1,269,039
      shares at net asset value of $6.56
      per share (cost $7,360,565)                   --           --          --          --           --          --  8,325,275
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
                                            19,710,007    3,127,375   5,445,260  12,466,217   12,424,751  21,801,834  8,325,275
Receivable from Minnesota Life for
   contract purchase payments                   42,599           --      15,515       9,771       49,309      42,047     11,231
Receivable for investments sold                     --          139          --          --           --          --         --
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total assets                       19,752,606    3,127,514   5,460,775  12,475,988   12,474,060  21,843,881  8,336,506
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    --          161          --          --           --          --         --
Payable for investments purchased               42,728           --      15,537       9,812       49,433      42,242     11,281
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total liabilities                      42,728          161      15,537       9,812       49,433      42,242     11,281
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Net assets applicable to
            Contract owners                $19,709,878    3,127,353   5,445,238  12,466,176   12,424,627  21,801,639  8,325,225
                                           ===========    =========   =========  ==========   ==========  ==========  =========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period            19,689,586    3,104,520   5,434,121  12,457,873   12,420,607  21,779,698  8,315,046
Contracts in annuity payment period
   (note 2)                                     20,292       22,833      11,117       8,303        4,020      21,941     10,179
                                           -----------    ---------   ---------  ----------   ----------  ----------  ---------
         Total Contract Owners'
            Equity (notes 5 and 6)         $19,709,878    3,127,353   5,445,238  12,466,176   12,424,627  21,801,639  8,325,225
                                           ===========    =========   =========  ==========   ==========  ==========  =========

See accompanying notes to financial statements.

                                             SEGREGATED SUB-ACCOUNTS
                                             -----------------------
                                                  WADDELL & REED
                                                     ENERGY
                                             -----------------------
                ASSETS
Investments in shares of the Waddell &
   Reed Target Funds, Inc.:
   Energy Portfolio, 588,786 shares at
      net asset value of $4.64 per share
      (cost $2,855,690)                             $2,729,084
Receivable from Minnesota Life for
   contract purchase payments                           25,725
Receivable for investments sold                             --
                                                    ----------
         Total assets                                2,754,809
                                                    ----------
              LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                            --
Payable for investments purchased                       25,736
                                                    ----------
         Total liabilities                              25,736
                                                    ----------
         Net assets applicable to Contract
            owners                                  $2,729,073
                                                    ==========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                     2,729,073
Contracts in annuity payment period
   (note 2)                                                 --
                                                    ----------
         Total Contract Owners' Equity
            (notes 5 and 6)                         $2,729,073
                                                    ==========

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                     YEAR OF PERIOD ENDED DECEMBER 31, 2006

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS
                                                                                                MATURING    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT   MATURING      ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   BOND 2006   GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES      (a)      BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $         --    1,708,003           --           --          --          --            --
   Mortality, expense charges and
      administrative charges (note 3)       (2,312,492)    (658,139)  (2,771,469)  (1,627,756)    (28,914)    (53,563)     (561,429)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Investment income (loss) - net        (2,312,492)   1,049,864   (2,771,469)  (1,627,756)    (28,914)    (53,563)     (561,429)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                        --           --           --           --          --          --            --
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   21,093,697   24,833,393   44,949,130   23,763,279   3,950,069   1,493,457    14,217,824
      Cost of investments sold             (17,510,572) (24,833,393) (34,425,703) (19,662,279) (3,567,239) (1,364,728)  (10,864,636)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
                                             3,583,125           --   10,523,427    4,101,000     382,830     128,729     3,353,188
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net realized gains (losses) on
         investments                         3,583,125           --   10,523,427    4,101,000     382,830     128,729     3,353,188
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
   Net change in unrealized appreciation
      or depreciation of investments         4,433,079           --   24,314,083    2,313,170    (372,261)   (118,609)   (1,733,114)
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net gains (losses) on investments      8,016,204           --   34,837,510    6,414,170      10,569      10,120     1,620,074
                                          ------------  -----------  -----------  -----------  ----------  ----------   -----------
      Net increase (decrease) in net
         assets resulting from operations $  5,703,712    1,049,864   32,066,041    4,786,414     (18,345)    (43,443)    1,058,645
                                          ============  ===========  ===========  ===========  ==========  ==========   ===========

(a) For the period January 1, 2006 to September 15, 2006. Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                                                              AIM V.I.    AMERICAN
                                            ADVANTUS       ADVANTUS                AIM V.I.                     DENT       CENTURY
                                            INDEX 400    REAL ESTATE  AIM V.I.      CAPITAL      AIM V.I.   DEMOGRAPHIC    INCOME
                                             MID-CAP      SECURITIES  BALANCED   APPRECIATION  CORE EQUITY     TRENDS    AND GROWTH
                                           -----------   -----------  --------   ------------  -----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $        --           --     36,353           --        8,964           --       63,134
   Mortality, expense charges and
      administrative charges (note 3)         (691,781)  (1,107,514)   (30,663)     (28,829)      (9,578)      (7,142)     (56,753)
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Investment income (loss) - net          (691,781)  (1,107,514)     5,690      (28,829)        (614)      (7,142)       6,381
                                           -----------   ----------   --------     --------     --------     --------    ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                        --           --         --           --           --       64,555           --
                                           -----------   ----------   --------     --------     --------     --------    ---------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    8,202,481   12,160,405    335,651      321,092      190,775      652,142    1,006,693
      Cost of investments sold              (5,314,791)  (5,493,349)  (430,274)    (245,218)    (148,842)    (603,376)    (798,575)
                                           -----------   ----------   --------     --------     --------     --------    ---------
                                             2,887,690    6,667,056    (94,623)      75,874       41,933       48,766      208,118
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net realized gains (losses) on
         investments                         2,887,690    6,667,056    (94,623)      75,874       41,933      113,321      208,118
                                           -----------   ----------   --------     --------     --------     --------    ---------
   Net change in unrealized appreciation
      or depreciation of investments         1,868,756   15,530,599    267,701      290,550       43,428      (93,010)     341,935
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net gains (losses) on investments      4,756,446   22,197,655    173,078      366,424       85,361       20,311      550,053
                                           -----------   ----------   --------     --------     --------     --------    ---------
      Net increase (decrease) in net
         assets resulting from operations  $ 4,064,665   21,090,141    178,768      337,595       84,747       13,169      556,434
                                           ===========   ==========   ========     ========     ========     ========    =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                                                         FRANKLIN
                                            AMERICAN    AMERICAN  CREDIT SUISSE                                          LARGE CAP
                                            CENTURY     CENTURY       GLOBAL    FIDELITY VIP  FIDELITY VIP FIDELITY VIP   GROWTH
                                             ULTRA       VALUE      SMALL CAP    CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          -----------  ---------  ------------- ------------ ------------- ------------ ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $        --    257,253           --       732,493    4,273,526       113,700     32,759
   Mortality, expense charges and
      administrative charges (note 3)        (825,788)  (382,367)     (36,853)     (953,411)  (1,726,075)     (864,467)   (48,241)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Investment income (loss) - net         (825,788)  (125,114)     (36,853)     (220,918)   2,547,451      (750,767)   (15,482)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                       --  1,824,858           --     6,110,542   14,708,071     7,581,199         --
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   2,950,095    916,853    1,330,732     8,052,596    9,876,137     9,172,915    752,844
      Cost of investments sold             (2,415,716)  (831,237)    (990,501)   (5,444,987)  (8,021,190)   (5,276,276)  (680,425)
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
                                              534,379     85,616      340,231     2,607,609    1,854,947     3,896,639     72,419
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net realized gains (losses) on
         investments                          534,379  1,910,474      340,231     8,718,151   16,563,018    11,477,838     72,419
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
   Net change in unrealized appreciation
      or depreciation of investments       (2,385,585) 2,774,828       (8,972)   (1,781,394)   1,980,752    (4,100,224)   333,982
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net gains (losses) on investments    (1,851,206) 4,685,302      331,259     6,936,757   18,543,770     7,377,614    406,401
                                          -----------  ---------    ---------    ----------   ----------    ----------   --------
      Net increase (decrease) in net
         assets resulting from operations $(2,676,994) 4,560,188      294,406     6,715,839   21,091,221     6,626,847    390,919
                                          ===========  =========    =========    ==========   ==========    ==========   ========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                                                       TEMPLETON                                          JANUS
                                             FRANKLIN      FRANKLIN   DEVELOPING   TEMPLETON      JANUS      JANUS        ASPEN
                                           MUTUAL SHARES   SMALL-MID    MARKETS   GLOBAL ASSET    ASPEN      ASPEN    INTERNATIONAL
                                            SECURITIES        CAP     SECURITIES   ALLOCATION   BALANCED     FORTY       GROWTH
                                           -------------  ----------  ----------  ------------  --------  ----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                $  224,604            --     426,065      635,154    149,326      39,698    1,000,296
   Mortality, expense charges and
      administrative charges (note 3)         (157,891)     (215,955)   (512,772)    (107,396)   (92,773)   (366,484)    (676,430)
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Investment income (loss) - net            66,713      (215,955)    (86,707)     527,758     56,553    (326,786)     323,866
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                   274,823            --          --      565,782         --          --           --
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                      751,701     3,995,733   8,017,500    2,934,050    515,967   6,150,900    9,336,214
      Cost of investments sold                (511,808)   (3,170,712) (4,845,466)  (2,414,215)  (413,005) (5,730,519)  (6,222,473)
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
                                               239,893       825,021   3,172,034      519,835    102,962     420,381    3,113,741
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net realized gains (losses) on
         investments                           514,716       825,021   3,172,034    1,085,617    102,962     420,381    3,113,741
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
   Net change in unrealized appreciation
      or depreciation of investments         1,160,485       533,805   6,083,251       84,629    486,151   1,917,548   15,754,125
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net gains (losses) on investments      1,675,201     1,358,826   9,255,285    1,170,246    589,113   2,337,929   18,867,866
                                            ----------     ---------  ----------   ----------   --------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from operations   $1,741,914     1,142,871   9,168,578    1,698,004    645,666   2,011,143   19,191,732
                                            ==========     =========  ==========   ==========   ========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                MFS         MFS         MFS                 OPPENHEIMER                 OPPENHEIMER
                                             INVESTORS    MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                           GROWTH STOCK    GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ------------  ---------  ----------  ---------  ------------  -----------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                       --          --           --    103,161      10,121     1,880,999        23,365
   Mortality, expense charges and
      administrative charges (note 3)       $ (22,256)    (19,063)    (183,621)   (94,407)    (46,728)     (395,921)      (88,793)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
      Investment income (loss) - net          (22,256)    (19,063)    (183,621)     8,754     (36,607)    1,485,078       (65,428)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                       --      47,179      225,854    149,165          --            --            --
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Realized gains (losses) on sales of
      investments:                            205,351     330,247    1,878,704  1,197,255   1,065,116     1,530,082     1,091,846
      Proceeds from sales                    (169,901)   (306,037)  (1,591,923)  (931,669)   (893,099)   (1,545,126)     (755,125)
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
      Cost of investments sold                 35,450      24,210      286,781    265,586     172,017       (15,044)      336,721
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net realized gains (losses) on
      investments                              35,450      71,389      512,635    414,751     172,017       (15,044)      336,721
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
Net change in unrealized appreciation or
   depreciation of investments                 72,200     (48,470)   1,027,778    708,458     227,571       699,305     1,347,581
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net gains (losses) on investments          107,650      22,919    1,540,413  1,123,209     399,588       684,261     1,684,302
                                            ---------    --------   ----------  ---------   ---------    ----------     ---------
   Net increase (decrease) in net assets
      resulting from operations             $  85,394       3,856    1,356,792  1,131,963     362,981     2,169,339     1,618,874
                                            =========    ========   ==========  =========   =========    ==========     =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME       GROWTH      OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $  33,799        77,788            --       34,101      1,092      104,635         --
   Mortality, expense charges and
      administrative charges (note 3)        (32,221)     (179,177)       (6,315)     (48,590)   (13,577)     (94,304)       434
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Investment income (loss) - net           1,578      (101,389)       (6,315)     (14,489)   (12,485)      10,331        434
                                           ---------    ----------       -------     --------   --------   ----------   --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                  52,649            --            --      216,331         --      486,483         --
                                           ---------    ----------       -------     --------   --------   ----------   --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    255,488     2,466,810       124,064      720,815    187,803    1,408,739    145,719
      Cost of investments sold              (191,025)   (1,590,349)      (97,107)    (579,378)  (161,239)  (1,141,738)  (127,367)
                                           ---------    ----------       -------     --------   --------   ----------   --------
                                              64,463       876,461        26,957      141,437     26,564      267,001     18,352
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net realized gains (losses) on
         investments                         117,112       876,461        26,957      357,768     26,564      753,484     18,352
                                           ---------    ----------       -------     --------   --------   ----------   --------
   Net change in unrealized appreciation
      or depreciation of investments         216,783     2,118,428         6,285      124,296     21,098      385,579     (7,792)
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net gains (losses) on investments      333,895     2,994,889        33,242      482,064     47,662    1,139,063     10,560
                                           ---------    ----------       -------     --------   --------   ----------   --------
      Net increase (decrease) in net
         assets resulting from operations  $ 335,473     2,893,500        26,927      467,575     35,177    1,149,394     10,994
                                           =========    ==========       =======     ========   ========   ==========   ========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                   WADDELL       WADDELL                   WADDELL
                                          VAN KAMPEN    WADDELL      WADDELL        & REED        & REED      WADDELL      & REED
                                          GROWTH AND     & REED       & REED    INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $ 28,251     2,342,798           --     5,268,783            --    1,470,860          --
   Mortality, expense charges and
      administrative charges (note 3)       (33,619)   (2,263,093)  (2,249,583)   (2,875,842)   (1,111,364)  (1,064,280)   (312,836)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Investment income (loss) - net         (5,368)       79,705   (2,249,583)    2,392,941    (1,111,364)     406,580    (312,836)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                187,654       574,539           --    15,107,657     7,853,346    2,992,168          --
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   617,142    43,524,511   34,138,856    33,341,708    16,563,091   15,447,198   5,574,842
      Cost of investments sold             (507,467)  (41,696,895) (34,556,079)  (23,164,876)  (16,386,087) (13,309,986) (4,642,123)
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
                                            109,675     1,827,616     (417,223)   10,176,832       177,004    2,137,212     932,719
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net realized gains (losses) on
         investments                        297,329     2,402,155     (417,223)   25,284,489     8,030,350    5,129,380     932,719
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        177,071    14,504,521    9,384,959    26,727,647    (3,755,140)   6,382,930   1,563,126
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net gains (losses) on investments     474,400    16,906,676    8,967,736    52,012,136     4,275,210   11,512,310   2,495,845
                                           --------   -----------  -----------   -----------   -----------  -----------  ----------
      Net increase (decrease) in net
         assets resulting from operations  $469,032    16,986,381    6,718,153    54,405,077     3,163,846   11,918,890   2,183,009
                                           ========   ===========  ===========   ===========   ===========  ===========  ==========

See accompanying notes to financial statements

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                             WADDELL     WADDELL     WADDELL      WADDELL      WADDELL               WADDELL
                                             & REED      & REED      & REED        & REED       & REED     WADDELL   & REED
                                            SMALL CAP     CORE        ASSET    INTERNATIONAL   SCIENCE &   & REED   DIVIDEND
                                              VALUE      EQUITY     STRATEGY       GROWTH     TECHNOLOGY    BOND     INCOME
                                           ----------  ----------  ----------  -------------  ----------  --------  ---------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $3,814,996     162,171   1,446,604      107,489            --   697,424   115,938
   Mortality, expense charges and
      administrative charges (note 3)        (928,210)   (241,550)   (731,518)    (220,754)     (306,732) (154,398) (113,963)
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Investment income (loss) - net        2,886,786     (79,379)    715,086     (113,265)     (306,732)  543,026     1,975
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                2,120,341     524,025   8,895,883           --       612,164     4,773    47,129
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   8,160,297   3,214,898   4,225,792    1,328,975     2,232,011   274,923   657,743
      Cost of investments sold             (6,350,907) (2,813,954) (3,122,796)    (977,212)   (1,607,776) (293,083) (494,826)
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
                                            1,809,390     400,944   1,102,996      351,763       624,235   (18,160)  162,917
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net realized gains (losses) on
         investments                        3,929,731     924,969   9,998,879      351,763     1,236,399   (13,387)  210,046
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
   Net change in unrealized appreciation
      or depreciation of investments        2,881,907   1,539,320  (4,032,635)   2,308,042       199,285  (159,115)  735,494
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net gains (losses) on investments     6,811,638   2,464,289   5,966,244    2,659,805     1,435,684  (172,502)  945,540
                                           ----------  ----------  ----------    ---------    ----------  --------  --------
      Net increase (decrease) in net
         assets resulting from operations  $9,698,424   2,384,910   6,681,330    2,546,540     1,128,952   370,524   947,515
                                           ==========  ==========  ==========    =========    ==========  ========  ========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                             WADDELL      WADDELL      WADDELL     WADDELL     WADDELL       WADDELL       WADDELL
                                             & REED       & REED       & REED      & REED       & REED        & REED       & REED
                                              HIGH     LIMITED-TERM     MONEY     MORTGAGE   REAL ESTATE  GLOBAL NATURAL   MID CAP
                                             INCOME        BOND        MARKET    SECURITIES   SECURITIES     RESOURCES     GROWTH
                                           ----------  ------------  ----------  ----------  -----------  --------------  --------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $1,353,545     112,128       149,149     564,991     144,603        718,615      30,443
   Mortality, expense charges and
      administrative charges (note 3)        (222,463)    (41,195)      (50,274)   (191,726)   (150,393)      (284,091)    (91,991)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Investment income (loss) - net        1,131,082      70,933        98,875     373,265      (5,790)       434,524     (61,548)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                       --          --            --          --     235,128        108,895          --
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                     337,075     345,134     2,421,015   6,401,397     511,406      2,689,508     265,396
      Cost of investments sold               (341,793)   (352,350)   (2,421,015) (6,319,287)   (347,768)    (1,958,333)   (217,980)
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
                                               (4,718)     (7,216)           --      82,110     163,638        731,175      47,416
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net realized gains (losses) on
         investments                           (4,718)     (7,216)           --      82,110     398,766        840,070      47,416
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
   Net change in unrealized appreciation
      or depreciation of investments          140,952       4,289            --      (6,018)  1,882,406      1,263,970     441,372
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net gains (losses) on investments       136,234      (2,927)           --      76,092   2,281,172      2,104,040     488,788
                                           ----------    --------    ----------  ----------   ---------     ----------    --------
      Net increase (decrease) in net
         assets resulting from operations  $1,267,316      68,006        98,875     449,357   2,275,382      2,538,564     427,240
                                           ==========    ========    ==========  ==========   =========     ==========    ========

See accompanying notes to financial statements.

                                            SEGREGATED SUB-ACCOUNTS
                                            -----------------------
                                                 WADDELL & REED
                                                     ENERGY*
                                                 --------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                        $  14,116
   Mortality, expense charges and
      administrative charges (note 3)                 (21,083)
                                                    ---------
      Investment income (loss) - net                   (6,967)
                                                    ---------
Realized and unrealized gains (losses) on
   investments - net:
   Realized gain distributions from
      underlying mutual fund                               --
                                                    ---------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                             198,012
      Cost of investments sold                       (216,053)
                                                    ---------
                                                      (18,041)
                                                    ---------
      Net realized gains (losses) on
         investments                                  (18,041)
                                                    ---------

   Net change in unrealized appreciation
      or depreciation of investments                 (126,606)
                                                    ---------
      Net gains (losses) on investments              (144,647)
                                                    ---------
      Net increase (decrease) in net
         assets resulting from operations           $(151,614)
                                                    =========

* For the period from May 1, 2006 (commencement of operations) to December 31, 2006.

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS
                                                                                                MATURING    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT   MATURING      ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   BOND 2006   GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES      (A)      BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net         $ (2,312,492)   1,049,864   (2,771,469)  (1,627,756)    (28,914)    (53,563)    (561,429)
   Net realized gains (losses) on
      investments                            3,583,125           --   10,523,427    4,101,000     382,830     128,729    3,353,188
   Net change in unrealized appreciation
      or depreciation of investments         4,433,079           --   24,314,083    2,313,170    (372,261)   (118,609)  (1,733,114)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations                 5,703,712    1,049,864   32,066,041    4,786,414     (18,345)    (43,443)   1,058,645
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               29,576,779   29,788,985   12,416,013    9,816,809     108,549     584,320    8,797,197
   Contract withdrawals and charges        (20,081,899) (24,487,755) (42,487,081) (22,630,348) (3,923,653) (1,454,850) (13,904,328)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                   (26,971)       1,525      102,332      (21,986)      2,560       4,194          109
   Annuity benefit payments                   (284,240)     (18,164)  (6,516,860)    (284,956)    (18,154)    (28,749)     (27,655)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions                     9,183,669    5,284,591  (36,485,595) (13,120,482) (3,830,698)   (895,085)  (5,134,678)
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets           14,887,381    6,334,455   (4,419,554)  (8,334,068) (3,849,043)   (938,528)  (4,076,033)
Net assets at the beginning of year        167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year             $182,325,693   44,361,121  247,358,600  121,145,065          --   3,920,598   39,801,116
                                          ============  ===========  ===========  ===========  ==========  ==========  ===========

(a) For the period January 1, 2006 to September 15, 2006. Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                                                            AIM V.I.     AMERICAN
                                            ADVANTUS     ADVANTUS                 AIM V.I.                    DENT        CENTURY
                                            INDEX 400   REAL ESTATE   AIM V.I.     CAPITAL     AIM V.I.    DEMOGRAPHIC    INCOME
                                             MID-CAP    SECURITIES    BALANCED  APPRECIATION  CORE EQUITY    TRENDS     AND GROWTH
                                          ------------  -----------  ---------  ------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net          $  (691,781)  (1,107,514)     5,690     (28,829)        (614)      (7,142)        6,381
   Net realized gains (losses) on
      investments                            2,887,690    6,667,056    (94,623)     75,874       41,933      113,321       208,118
   Net change in unrealized appreciation
      or depreciation of investments         1,868,756   15,530,599    267,701     290,550       43,428      (93,010)      341,935
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Net increase (decrease) in net assets
   resulting from operations                 4,064,665   21,090,141    178,768     337,595       84,747       13,169       556,434
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               11,519,997   10,444,903    240,021   4,513,596      145,908       54,159       474,353
   Contract withdrawals and charges         (7,973,817) (11,688,452)  (314,804)   (328,448)    (183,813)    (646,405)     (967,931)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      (302)     (11,454)       (57)         --           --           --            --
   Annuity benefit payments                    (64,421)    (139,895)       (61)         --           --           --            --
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Increase (decrease) in net assets from
   contract transactions                     3,481,457   (1,394,898)   (74,900)  4,185,148      (37,905)    (592,246)     (493,578)
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Increase (decrease) in net assets            7,546,122   19,695,243    103,868   4,522,743       46,842     (579,077)       62,856
Net assets at the beginning of year         47,378,374   73,377,688  2,094,513   1,846,022      633,520      579,077     4,008,703
                                           -----------   ----------  ---------   ---------     --------     --------     ---------
Net assets at the end of year              $54,924,496   93,072,931  2,198,381   6,368,765      680,362           --     4,071,559
                                           ===========   ==========  =========   =========     ========     ========     =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                       CREDIT                                            FRANKLIN
                                            AMERICAN      AMERICAN     SUISSE     FIDELITY                   FIDELITY    LARGE CAP
                                             CENTURY       CENTURY     GLOBAL        VIP      FIDELITY VIP      VIP       GROWTH
                                              ULTRA         VALUE     SMALL CAP  CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                          ------------  -----------  ----------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net         $  (825,788)    (125,114)     (36,853)   (220,918)    2,547,451     (750,767)   (15,482)
   Net realized gains (losses) on
      investments                             534,379    1,910,474      340,231   8,718,151    16,563,018   11,477,838     72,419
   Net change in unrealized appreciation
      or depreciation of investments       (2,385,585)   2,774,828       (8,972) (1,781,394)    1,980,752   (4,100,224)   333,982
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations               (2,676,994)   4,560,188      294,406   6,715,839    21,091,221    6,626,847    390,919
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments              11,731,784   15,369,431      931,574  14,441,157    17,385,502    8,194,513    560,556
   Contract withdrawals and charges        (2,743,884)    (899,608)  (1,307,801) (7,670,936)   (9,279,608)  (8,760,570)  (728,207)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                  (10,527)         105           --       1,634       (12,163)      (2,708)        --
   Annuity benefit payments                   (59,759)      (1,804)          --     (66,331)     (141,588)     (87,494)        --
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions                    8,917,614   14,468,123     (376,227)  6,705,524     7,952,143     (656,259)  (167,651)
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets           6,240,620   19,028,311      (81,821) 13,421,363    29,043,364    5,970,588    223,268
Net assets at the beginning of year        53,707,834   18,425,516    2,966,300  63,536,106   111,538,045   60,869,243  4,187,619
                                          -----------   ----------    ---------  ----------   -----------   ----------  ---------
Net assets at the end of year             $59,948,454   37,453,827    2,884,479  76,957,469   140,581,409   66,839,831  4,410,887
                                          ===========   ==========    =========  ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                             FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                              MUTUAL     FRANKLIN   DEVELOPING    GLOBAL       JANUS      JANUS        ASPEN
                                              SHARES     SMALL-MID    MARKETS      ASSET       ASPEN      ASPEN    INTERNATIONAL
                                            SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY       GROWTH
                                           -----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net          $    66,713    (215,955)    (86,707)    527,758     56,553    (326,786)     323,866
   Net realized gains (losses) on
      investments                              514,716     825,021   3,172,034   1,085,617    102,962     420,381    3,113,741
   Net change in unrealized appreciation
      or depreciation of investments         1,160,485     533,805   6,083,251      84,629    486,151   1,917,548   15,754,125
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                 1,741,914   1,142,871   9,168,578   1,698,004    645,666   2,011,143   19,191,732
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                4,511,381   2,217,954  12,174,033   2,991,391  3,419,250   5,459,590   25,605,001
   Contract withdrawals and charges           (732,477) (3,876,686) (7,862,661) (2,873,695)  (466,906) (5,945,615)  (9,310,604)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       605         463       6,582         175         --       1,542        1,728
   Annuity benefit payments                     (3,154)    (16,667)    (58,546)    (13,990)        --     (30,659)     (36,106)
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     3,776,355  (1,674,937)  4,259,408     103,882  2,952,344    (515,142)  16,260,019
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Increase (decrease) in net assets            5,518,269    (532,066) 13,427,986   1,801,886  3,598,010   1,496,001   35,451,751
Net assets at the beginning of year          8,646,972  16,169,125  32,568,213   8,922,125  4,992,986  26,733,562   35,317,388
                                           -----------  ----------  ----------  ----------  ---------  ----------   ----------
Net assets at the end of year              $14,165,241  15,637,059  45,996,199  10,724,011  8,590,996  28,229,563   70,769,139
                                           ===========  ==========  ==========  ==========  =========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                               MFS
                                            INVESTORS     MFS         MFS                  OPPENHEIMER                OPPENHEIMER
                                             GROWTH     MID CAP       NEW         MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                              STOCK      GROWTH    DISCOVERY     VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ----------  ---------  ----------  ----------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net          $  (22,256)   (19,063)   (183,621)      8,754      (36,607)    1,485,078       (65,428)
   Net realized gains (losses) on
      investments                              35,450     71,389     512,635     414,751      172,017       (15,044)      336,721
   Net change in unrealized appreciation
      or depreciation of investments           72,200    (48,470)  1,027,778     708,458      227,571       699,305     1,347,581
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations                   85,394      3,856   1,356,792   1,131,963      362,981     2,169,339     1,618,874
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 318,463    208,616     846,086   1,828,908      799,032     7,973,683     1,237,560
   Contract withdrawals and charges          (190,949)  (321,710) (1,763,333) (1,147,200)  (1,053,345)   (1,437,393)   (1,053,154)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --         --      (2,827)        294           --        (7,642)           --
   Annuity benefit payments                        --         --     (20,268)     (6,069)          --       (43,566)           --
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions                      127,514   (113,094)   (940,342)    675,933     (254,313)    6,485,081       184,406
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Increase (decrease) in net assets             212,908   (109,238)    416,450   1,807,896      108,668     8,654,420     1,803,280
Net assets at the beginning of year         1,464,840  1,384,416  12,441,484   5,593,102    5,339,977    24,423,870     5,809,847
                                           ----------  ---------  ----------  ----------   ----------    ----------    ----------
Net assets at the end of year              $1,677,748  1,275,178  12,857,934   7,400,998    5,448,645    33,078,290     7,613,127
                                           ==========  =========  ==========  ==========   ==========    ==========    ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC
                                             INCOME        GROWTH     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net          $    1,578      (101,389)      (6,315)      (14,489)   (12,485)     10,331        434
   Net realized gains (losses) on
      investments                             117,112       876,461       26,957       357,768     26,564     753,484     18,352
   Net change in unrealized appreciation
      or depreciation of investments          216,783     2,118,428        6,285       124,296     21,098     385,579     (7,792)
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Net increase (decrease) in net assets
   resulting from operations                  335,473     2,893,500       26,927       467,575     35,177   1,149,394     10,994
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 427,146       706,343      135,260       892,653     98,011   1,477,770    165,061
   Contract withdrawals and charges          (232,333)   (2,336,285)    (133,074)     (690,895)  (178,675) (1,387,016)  (149,453)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --            12           --            --         --        (162)        --
   Annuity benefit payments                        --        (1,372)          --            --         --        (692)        --
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Increase (decrease) in net assets from
   contract transactions                      194,813    (1,631,302)       2,186       201,758    (80,664)     89,900     15,608
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Increase (decrease) in net assets             530,286     1,262,198       29,113       669,333    (45,487)  1,239,294     26,602
Net assets at the beginning of year         2,132,396    12,022,953      409,320     3,114,875  1,018,315   7,576,060    400,604
                                           ----------    ----------     --------     ---------  ---------  ----------   --------
Net assets at the end of year              $2,662,682    13,285,151      438,433     3,784,208    972,828   8,815,354    427,206
                                           ==========    ==========     ========     =========  =========  ==========   ========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------
                                           VAN KAMPEN    WADDELL      WADDELL    WADDELL & REED
                                           GROWTH AND     & REED       & REED     INTERNATIONAL
                                             INCOME      BALANCED      GROWTH         VALUE
                                           ----------  -----------  -----------  --------------
Operations:
   Investment income (loss) - net          $   (5,368)      79,705   (2,249,583)     2,392,941
   Net realized gains (losses)
      on investments                          297,329    2,402,155     (417,223)    25,284,489
   Net change in unrealized appreciation
      or depreciation of investments          177,071   14,504,521    9,384,959     26,727,647
                                           ----------  -----------  -----------    -----------
Net increase (decrease) in net assets
      resulting from operations               469,032   16,986,381    6,718,153     54,405,077
                                           ----------  -----------  -----------    -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments               1,432,402    4,712,601   31,551,309     23,567,171
   Contract withdrawals and charges          (605,581) (41,434,457) (32,755,444)   (31,690,042)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                               --       28,274       18,073         (6,172)
   Annuity benefit payments                        --     (539,577)    (262,301)      (269,279)
                                           ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
   contract transactions                      826,821  (37,233,159)  (1,448,364)    (8,398,322)
                                           ----------  -----------  -----------    -----------
Increase (decrease) in net assets           1,295,853  (20,246,778)   5,269,789     46,006,755
Net assets at the beginning of year         2,475,426  192,091,468  176,693,639    198,919,230
                                           ----------  -----------  -----------    -----------
Net assets at the end of year              $3,771,279  171,844,690  181,963,428    244,925,985
                                           ==========  ===========  ===========    ===========


                                                        SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------
                                           WADDELL & REED                  WADDELL & REED
                                              SMALL CAP    WADDELL & REED     MICRO-CAP
                                               GROWTH          VALUE           GROWTH
                                           --------------  --------------  --------------
Operations:
   Investment income (loss) - net            (1,111,364)       406,580         (312,836)
   Net realized gains (losses)
      on investments                          8,030,350      5,129,380          932,719
   Net change in unrealized appreciation
      or depreciation of investments         (3,755,140)     6,382,930        1,563,126
                                            -----------    -----------       ----------
Net increase (decrease) in net assets
      resulting from operations               3,163,846     11,918,890        2,183,009
                                            -----------    -----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 8,009,809     14,790,263        4,307,881
   Contract withdrawals and charges         (15,786,059)   (14,792,737)      (5,422,700)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              5,384           (673)           1,231
   Annuity benefit payments                    (149,214)      (135,288)         (40,002)
                                            -----------    -----------       ----------
Increase (decrease) in net assets from
   contract transactions                     (7,920,080)      (138,435)      (1,153,591)
                                            -----------    -----------       ----------
Increase (decrease) in net assets            (4,756,234)    11,780,455        1,029,418
Net assets at the beginning of year          87,797,909     78,226,417       22,102,445
                                            -----------    -----------       ----------
Net assets at the end of year                83,041,675     90,006,872       23,131,863
                                            ===========    ===========       ==========

See accompanying notes to financial statements.

                                                               SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                             SMALL CAP     WADDELL & REED       ASSET      INTERNATIONAL
                                               VALUE        CORE EQUITY       STRATEGY         GROWTH
                                           --------------  --------------  --------------  --------------
Operations:
   Investment income (loss) - net           $ 2,886,786         (79,379)        715,086        (113,265)
   Net realized gains (losses) on
      investments                             3,929,731         924,969       9,998,879         351,763
   Net change in unrealized appreciation
      or depreciation of investments          2,881,907       1,539,320      (4,032,635)      2,308,042
                                            -----------      ----------      ----------      ----------
Net increase (decrease) in net assets
   resulting from operations                  9,698,424       2,384,910       6,681,330       2,546,540
                                            -----------      ----------      ----------      ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                11,923,965       5,147,257      36,468,227       7,456,508
   Contract withdrawals and charges          (7,822,571)     (3,105,375)     (4,224,057)     (1,282,600)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      4,667           2,641           3,486             274
   Annuity benefit payments                     (97,282)        (82,972)        (80,730)         (7,296)
                                            -----------      ----------      ----------      ----------
Increase (decrease) in net assets from
   contract transactions                      4,008,780       1,961,551      32,166,926       6,166,885
                                            -----------      ----------      ----------      ----------
Increase (decrease) in net assets            13,707,204       4,346,461      38,848,256       8,713,425
Net assets at the beginning of year          61,221,795      14,988,107      27,458,131      10,108,539
                                            -----------      ----------      ----------      ----------
Net assets at the end of year               $74,928,999      19,334,568      66,306,387      18,821,964
                                            ===========      ==========      ==========      ==========

                                                        SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------
                                           WADDELL & REED                   WADDELL & REED
                                             SCIENCE &     WADDELL & REED      DIVIDEND
                                             TECHNOLOGY         BOND            INCOME
                                           --------------  --------------   --------------
Operations:
   Investment income (loss) - net              (306,732)        543,026           1,975
   Net realized gains (losses) on
      investments                             1,236,399         (13,387)        210,046
   Net change in unrealized appreciation
      or depreciation of investments            199,285        (159,115)        735,494
                                             ----------      ----------       ---------
Net increase (decrease) in net assets
   resulting from operations                  1,128,952         370,524         947,515
                                             ----------      ----------       ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 7,854,586       8,698,838       3,945,815
   Contract withdrawals and charges          (2,181,228)       (339,193)       (639,314)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         15              --              --
   Annuity benefit payments                      (1,629)             --              --
                                             ----------      ----------       ---------
Increase (decrease) in net assets from
   contract transactions                      5,671,744       8,359,645       3,306,501
                                             ----------      ----------       ---------
Increase (decrease) in net assets             6,800,696       8,730,169       4,254,016
Net assets at the beginning of year          15,714,685       7,278,080       5,422,956
                                             ----------      ----------       ---------
Net assets at the end of year                22,515,381      16,008,249       9,676,972
                                             ==========      ==========       =========

See accompanying notes to financial statements.

                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                                HIGH        LIMITED-TERM        MONEY         MORTGAGE
                                               INCOME           BOND           MARKET        SECURITIES
                                           --------------  --------------  --------------  --------------
Operations:
   Investment income (loss) - net           $ 1,131,082         70,933           98,875         373,265
   Net realized gains (losses) on
      investments                                (4,718)        (7,216)              --          82,110
   Net change in unrealized appreciation
      or depreciation of investments            140,952          4,289               --          (6,018)
                                            -----------      ---------       ----------      ----------
Net increase (decrease) in net assets
   resulting from operations                  1,267,316         68,006           98,875         449,357
                                            -----------      ---------       ----------      ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 7,917,531      1,053,942        6,508,345       1,914,905
   Contract withdrawals and charges            (357,961)      (324,714)      (2,429,789)     (6,330,636)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         --             --               --              --
   Annuity benefit payments                          --             --               --              --
                                            -----------      ---------       ----------      ----------
Increase (decrease) in net assets from
   contract transactions                      7,559,570        729,228        4,078,556      (4,415,731)
                                            -----------      ---------       ----------      ----------
Increase (decrease) in net assets             8,826,886        797,234        4,177,431      (3,966,374)
Net assets at the beginning of year          10,882,992      2,330,119        1,267,807      16,432,550
                                            -----------      ---------       ----------      ----------
Net assets at the end of year               $19,709,878      3,127,353        5,445,238      12,466,176
                                            ===========      =========       ==========      ==========

                                                       SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                            REAL ESTATE    GLOBAL NATURAL     MID CAP
                                             SECURITIES      RESOURCES         GROWTH
                                           --------------  --------------  --------------
Operations:
   Investment income (loss) - net                (5,790)        434,524        (61,548)
   Net realized gains (losses) on
      investments                               398,766         840,070         47,416
   Net change in unrealized appreciation
      or depreciation of investments          1,882,406       1,263,970        441,372
                                             ----------      ----------      ---------
Net increase (decrease) in net assets
   resulting from operations                  2,275,382       2,538,564        427,240
                                             ----------      ----------      ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                 3,535,674      14,342,857      3,777,236
   Contract withdrawals and charges            (482,947)     (2,674,372)      (266,799)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                         --              --             --
   Annuity benefit payments                          --              --             --
                                             ----------      ----------      ---------
Increase (decrease) in net assets from
   contract transactions                      3,052,727      11,668,485      3,510,437
                                             ----------      ----------      ---------
Increase (decrease) in net assets             5,328,109      14,207,049      3,937,677
Net assets at the beginning of year           7,096,518       7,594,590      4,387,548
                                             ----------      ----------      ---------
Net assets at the end of year                12,424,627      21,801,639      8,325,225
                                             ==========      ==========      =========

See accompanying notes to financial statements.

                                           SEGREGATED SUB-ACCOUNTS
                                           -----------------------
                                               WADDELL & REED
                                                   ENERGY*
                                           -----------------------
Operations:
   Investment income (loss) - net                $   (6,967)
   Net realized gains (losses) on
      investments                                   (18,041)
   Net change in unrealized appreciation
      or depreciation of investments               (126,606)
                                                 ----------
Net increase (decrease) in net assets
      resulting from operations                    (151,614)
                                                 ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                     3,068,132
   Contract withdrawals and charges                (187,445)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                             --
   Annuity benefit payments                              --
                                                 ----------
Increase (decrease) in net assets from
   contract transactions                          2,880,687
                                                 ----------
Increase (decrease) in net assets                 2,729,073
Net assets at the beginning of period                    --
                                                 ----------
Net assets at the end of period                  $2,729,073
                                                 ==========

* For the period from May 1, 2006 (commencement of operations) to December 31, 2006.

See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2005

                                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                            ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                              BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010       BOND
                                          ------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net         $ (2,105,348)     538,557   (2,931,136)  (1,745,659)    (55,043)    (70,308)    (579,318)
   Net realized gains (losses) on
      investments                            3,488,338           --    7,096,255    3,737,446     194,841     344,780    1,101,434
   Net change in unrealized appreciation
      or depreciation of investments           391,795           --    3,678,802       81,765    (233,643)   (352,162)  (5,438,030)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                 1,774,785      538,557    7,843,921    2,073,552     (93,845)    (77,690)  (4,915,914)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               30,186,284   34,550,763   11,939,609   12,889,965      79,675     373,809    3,489,356
   Contract withdrawals and charges        (21,553,228) (31,089,015) (36,346,054) (23,191,122) (1,686,127) (2,120,092)  (3,917,297)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                    17,736          479      179,782       18,509       3,407       3,658        2,150
   Annuity benefit payments                   (310,082)      (9,442)  (6,329,215)    (313,214)    (28,549)    (30,715)     (49,558)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     8,340,710    3,452,785  (30,555,877) (10,595,862) (1,631,594) (1,773,340)    (475,349)
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets           10,115,495    3,991,342  (22,711,956)  (8,522,310) (1,725,439) (1,851,030)  (5,391,263)
Net assets at the beginning of period      157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                          ------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of period           $167,438,312   38,026,666  251,778,154  129,479,133   3,849,043   4,859,126   43,877,149
                                          ============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                                                              AIM V.I.              AMERICAN
                                             ADVANTUS     ADVANTUS     AIM V.I.                DENT      AIM V.I.    CENTURY
                                            INDEX 400   REAL ESTATE  AGGRESSIVE   AIM V.I.  DEMOGRAPHIC  PREMIER     INCOME
                                             MID-CAP     SECURITIES    GROWTH     BALANCED    TRENDS     EQUITY    AND GROWTH
                                           -----------  -----------  ----------  ---------  -----------  --------  ----------
Operations:
   Investment income (loss) - net          $  (526,250)    (915,112)    (36,263)    (4,418)    (8,828)     (4,309)    10,252
   Net realized gains (losses) on
      investments                            2,311,044    6,327,629      83,088   (119,167)    29,758      12,947    193,282
   Net change in unrealized appreciation
      or depreciation of investments         2,449,251    1,121,734      17,357    193,416      1,465      16,115    (90,380)
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Net increase (decrease) in net assets
   resulting from operations                 4,234,045    6,534,251      64,182     69,831     22,395      24,753    113,154
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               14,567,247   14,654,387     734,876    179,712     26,841     105,226    643,216
   Contract withdrawals and charges         (7,926,242) (13,294,862)   (503,240)  (280,191)  (217,251)    (76,976)  (963,506)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     1,339        4,534          --         --         --          --         --
   Annuity benefit payments                    (69,408)    (128,019)         --         --         --          --         --
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Increase (decrease) in net assets from
   contract transactions                     6,572,936    1,236,039     231,636   (100,479)  (190,410)     28,250   (320,290)
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Increase (decrease) in net assets           10,806,981    7,770,290     295,818    (30,648)  (168,015)     53,003   (207,136)
Net assets at the beginning of period       36,571,393   65,607,398   1,550,204  2,125,161    747,092     580,517  4,215,839
                                           -----------  -----------   ---------  ---------   --------     -------  ---------
Net assets at the end of period            $47,378,374   73,377,688   1,846,022  2,094,513    579,077     633,520  4,008,703
                                           ===========  ===========   =========  =========   ========     =======  =========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                                                     CREDIT                                            FRANKLIN
                                             AMERICAN    AMERICAN    SUISSE     FIDELITY     FIDELITY      FIDELITY   LARGE CAP
                                             CENTURY     CENTURY     GLOBAL        VIP          VIP          VIP       GROWTH
                                              ULTRA       VALUE     SMALL CAP  CONTRAFUND  EQUITY-INCOME   MID-CAP    SECURITIES
                                           -----------  ----------  ---------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net          $  (657,719)   (103,727)   (31,381)   (653,150)      (65,427)    (725,356)   (44,287)
   Net realized gains (losses) on
      investments                              267,302     971,593     66,301   1,195,475     4,575,368    3,177,561     46,391
   Net change in unrealized appreciation
      or depreciation of investments         1,148,396    (334,101)   322,883   7,451,620           162    6,038,502     (5,108)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Net increase (decrease) in net assets
   resulting from operations                   757,979     533,765    357,803   7,993,945     4,510,103    8,490,707     (3,004)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments               16,162,916  10,572,746    650,495  14,356,863    22,370,491   10,631,742  1,642,986
   Contract withdrawals and charges         (1,021,966)   (608,614)  (535,438) (4,628,698)   (7,287,187)  (5,510,919)  (475,327)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     1,214          83         --       1,355         2,625        2,830         --
   Annuity benefit payments                    (61,437)     (8,330)        --     (56,262)     (128,444)     (64,985)    (6,981)
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets from
   contract transactions                    15,080,727   9,955,884    115,057   9,673,258    14,957,484    5,058,668  1,160,678
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Increase (decrease) in net assets           15,838,706  10,489,649    472,860  17,667,203    19,467,587   13,549,375  1,157,674
Net assets at the beginning of period       37,869,128   7,935,867  2,493,440  45,868,903    92,070,458   47,319,868  3,029,945
                                           -----------  ----------  ---------  ----------   -----------   ----------  ---------
Net assets at the end of period            $53,707,834  18,425,516  2,966,300  63,536,106   111,538,045   60,869,243  4,187,619
                                           ===========  ==========  =========  ==========   ===========   ==========  =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                            FRANKLIN                TEMPLETON   TEMPLETON                             JANUS
                                             MUTUAL     FRANKLIN   DEVELOPING    GLOBAL      JANUS       JANUS        ASPEN
                                             SHARES     SMALL-MID    MARKETS      ASSET      ASPEN       ASPEN    INTERNATIONAL
                                           SECURITIES      CAP     SECURITIES  ALLOCATION   BALANCED     FORTY       GROWTH
                                           ----------  ----------  ----------  ----------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net          $  (36,236)   (216,525)    (10,279)    233,113     36,345    (301,029)      (50,498)
   Net realized gains (losses) on
      investments                             133,804     494,819   1,707,660     368,278     66,250     (90,317)     (109,695)
   Net change in unrealized appreciation
      or depreciation of investments          564,553     264,307   4,168,608    (364,477)   168,617   2,858,116     7,599,010
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Net increase (decrease) in net assets
   resulting from operations                  662,121     542,601   5,865,989     236,914    271,212   2,466,770     7,438,817
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments               2,388,614   1,814,037  13,888,071   2,900,215  1,825,801   6,696,101    11,037,902
   Contract withdrawals and charges          (445,132) (3,209,728) (5,647,680) (1,925,749)  (528,969) (3,440,168)   (4,767,907)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      183         374       4,519         136         --       1,343         1,230
   Annuity benefit payments                    (2,063)    (18,455)    (43,797)    (10,110)        --     (25,845)      (24,569)
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Increase (decrease) in net assets from
   contract transactions                    1,941,602  (1,413,771)  8,201,114     964,492  1,296,832   3,231,431     6,246,657
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Increase (decrease) in net assets           2,603,723    (871,170) 14,067,103   1,201,406  1,568,044   5,698,201    13,685,474
Net assets at the beginning of period       6,043,249  17,040,295  18,501,110   7,720,719  3,424,942  21,035,361    21,631,914
                                           ----------  ----------  ----------  ----------  ---------  ----------    ----------
Net assets at the end of period            $8,646,972  16,169,125  32,568,213   8,922,125  4,992,986  26,733,562    35,317,388
                                           ==========  ==========  ==========  ==========  =========  ==========    ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                               MFS
                                            INVESTORS     MFS         MFS                 OPPENHEIMER                OPPENHEIMER
                                             GROWTH     MID CAP       NEW        MFS        CAPITAL    OPPENHEIMER  INTERNATIONAL
                                              STOCK      GROWTH    DISCOVERY    VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                           ----------  ---------  ----------  ---------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net          $  (17,876)   (20,044)   (172,835)       994      (64,767)      824,157      (46,392)
   Net realized gains (losses) on
      investments                              33,022     13,945     103,668    273,086      156,678        31,787      208,331
   Net change in unrealized appreciation
      or depreciation of investments           25,443     14,083     558,093    (39,133)      83,880      (717,189)     500,535
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                   40,589      7,984     488,926    234,947      175,791       138,755      662,474
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments                 244,113    204,175   1,587,057  2,465,472    1,519,250     8,808,373    1,748,146
   Contract withdrawals and charges          (254,843)  (440,258) (1,253,115)  (951,744)  (1,121,299)   (1,483,698)  (1,499,006)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --         --         411        228           --           774           (1)
   Annuity benefit payments                        --         --     (16,958)    (1,790)          --       (40,307)      (7,547)
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Increase (decrease) in net assets from
   contract transactions                      (10,730)  (236,083)    317,395  1,512,166      397,951     7,285,141      241,592
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Increase (decrease) in net assets              29,859   (228,099)    806,321  1,747,113      573,742     7,423,896      904,066
Net assets at the beginning of period       1,434,981  1,612,515  11,635,163  3,845,989    4,766,235    16,999,974    4,905,781
                                           ----------  ---------  ----------  ---------   ----------    ----------   ----------
Net assets at the end of period            $1,464,840  1,384,416  12,441,484  5,593,102    5,339,977    24,423,870    5,809,847
                                           ==========  =========  ==========  =========   ==========    ==========   ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT                         VAN KAMPEN
                                           GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  VAN KAMPEN   EMERGING
                                             INCOME        EQUITY     OPPORTUNITIES    VALUE     VOYAGER    COMSTOCK     GROWTH
                                           ----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net          $    2,023         1,446       (4,792)      (17,920)    (7,030)    (67,188)   (10,945)
   Net realized gains (losses) on
      investments                              56,419       635,751       17,600       103,578     31,217     254,089      2,239
   Net change in unrealized appreciation
      or depreciation of investments           18,971       537,807       15,846        33,765     12,138      16,084     24,262
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Net increase (decrease) in net assets
   resulting from operations                   77,413     1,175,004       28,654       119,423     36,325     202,985     15,556
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments                 451,935     1,904,707      117,831     1,287,624    335,648   3,228,764    185,505
   Contract withdrawals and charges          (249,087)   (2,636,761)     (98,901)     (494,606)  (252,427)   (346,320)   (54,760)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                       --             5           --            (0)        --          --         --
   Annuity benefit payments                        --          (997)          --        (7,436)        --          --         --
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Increase (decrease) in net assets from
   contract transactions                      202,848      (733,046)      18,930       785,582     83,221   2,882,444    130,745
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Increase (decrease) in net assets             280,261       441,958       47,584       905,005    119,546   3,085,429    146,301
Net assets at the beginning of period       1,852,135    11,580,995      361,736     2,209,870    898,769   4,490,631    254,303
                                           ----------    ----------      -------     ---------  ---------   ---------    -------
Net assets at the end of period            $2,132,396    12,022,953      409,320     3,114,875  1,018,315   7,576,060    400,604
                                           ==========    ==========      =======     =========  =========   =========    =======

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                  WADDELL &     WADDELL &                 WADDELL &
                                          VAN KAMPEN   WADDELL &    WADDELL &        REED          REED      WADDELL &      REED
                                          GROWTH AND     REED         REED      INTERNATIONAL   SMALL CAP       REED      MICRO-CAP
                                            INCOME      BALANCED      GROWTH        VALUE         GROWTH       VALUE       GROWTH
                                          ----------  -----------  -----------  -------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net         $  (24,983)    (204,898)  (2,080,551)    1,569,350    (1,073,844)     117,662    (258,024)
   Net realized gains (losses) on
      investments                             52,716   (1,819,895)  (6,134,035)   22,874,808     2,700,938    5,567,652     (84,851)
   Net change in unrealized appreciation
      or depreciation of investments          89,639    9,091,968   23,786,803    (6,875,788)    7,575,774   (3,342,630)  3,870,160
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Net increase (decrease) in net assets
   resulting from operations                 117,372    7,067,175   15,572,217    17,568,370     9,202,868    2,342,684   3,527,285
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments              1,441,679    5,091,588   20,474,971    30,299,386     9,009,274   13,449,792   4,119,127
   Contract withdrawals and charges          (81,794) (47,926,281) (34,647,996)  (25,602,707)  (14,105,802) (11,569,457) (4,380,640)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                      --       40,296       20,389        26,787        16,408       15,529         986
   Annuity benefit payments                       --     (553,113)    (274,865)     (233,004)     (161,186)    (136,482)    (44,585)
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease) in net assets from
   contract transactions                   1,359,885  (43,347,511) (14,427,500)    4,490,462    (5,241,307)   1,759,382    (305,113)
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease) in net assets          1,477,257  (36,280,336)   1,144,717    22,058,832     3,961,561    4,102,066   3,222,172
Net assets at the beginning of period        998,169  228,371,804  175,548,922   176,860,398    83,836,348   74,124,351  18,880,273
                                          ----------  -----------  -----------   -----------   -----------  -----------  ----------
Net assets at the end of period           $2,475,426  192,091,468  176,693,639   198,919,230    87,797,909   78,226,417  22,102,445
                                          ==========  ===========  ===========   ===========   ===========  ===========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                            WADDELL &    WADDELL &   WADDELL &    WADDELL &     WADDELL &             WADDELL &
                                               REED         REED       REED          REED         REED     WADDELL &     REED
                                            SMALL CAP       CORE       ASSET    INTERNATIONAL   SCIENCE &     REED     DIVIDEND
                                              VALUE        EQUITY    STRATEGY       GROWTH     TECHNOLOGY     BOND      INCOME
                                           -----------  ----------  ----------  -------------  ----------  ---------  ---------
Operations:
   Investment income (loss) - net          $  (739,051)   (133,851)     25,006        97,111     (166,253)   252,530     (5,413)
   Net realized gains (losses) on
      investments                           11,578,026     (89,268)  1,976,893       198,426      171,407     31,523     43,366
   Net change in unrealized appreciation
      or depreciation of investments        (9,041,612)  1,262,243   1,632,250       916,650    1,804,845   (286,044)   432,936
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Net increase (decrease) in net assets
   resulting from operations                 1,797,363   1,039,124   3,634,149     1,212,187    1,809,999     (1,991)   470,889
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Contract transactions (notes 2, 3, 4 and
   5):
   Contract purchase payments               15,793,114   4,102,713  19,750,687     7,175,926    9,214,961  5,328,745  3,285,694
   Contract withdrawals and charges         (6,064,102) (2,443,598) (1,100,115)   (2,428,385)  (1,150,751)  (135,274)  (235,790)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                     5,831       2,221          11           147           (8)        --         --
   Annuity benefit payments                    (99,503)    (78,454)     (4,017)       (1,888)      (8,242)        --         --
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Increase (decrease) in net assets from
   contract transactions                     9,635,340   1,582,882  18,646,566     4,745,800    8,055,960  5,193,471  3,049,904
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Increase (decrease) in net assets           11,432,703   2,622,006  22,280,715     5,957,987    9,865,959  5,191,480  3,520,793
Net assets at the beginning of period       49,789,092  12,366,101   5,177,416     4,150,552    5,848,726  2,086,600  1,902,163
                                           -----------  ----------  ----------    ----------   ----------  ---------  ---------
Net assets at the end of period            $61,221,795  14,988,107  27,458,131    10,108,539   15,714,685  7,278,080  5,422,956
                                           ===========  ==========  ==========    ==========   ==========  =========  =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------
                                                         WADDELL &                           WADDELL &   WADDELL &
                                            WADDELL &      REED      WADDELL &   WADDELL &     REED        REED     WADDELL &
                                               REED      LIMITED-      REED        REED        REAL       GLOBAL      REED
                                               HIGH        TERM        MONEY     MORTGAGE     ESTATE      NATURAL    MID CAP
                                              INCOME       BOND       MARKET    SECURITIES  SECURITIES   RESOURCES   GROWTH
                                           -----------  ----------  ----------  ----------  ----------  ----------  ---------
Operations:
   Investment income (loss) - net          $   690,104      52,596      10,441     403,189     (49,319)    (26,259)   (27,311)
   Net realized gains (losses) on
      investments                                3,386        (615)         --     101,967   2,158,143      64,422      3,705
   Net change in unrealized appreciation
      or depreciation of investments          (564,149)    (48,000)         --    (386,714) (1,106,950)    759,787    523,338
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Net increase (decrease) in net assets
   resulting from operations                   129,341       3,981      10,441     118,442   1,001,874     797,950    499,732
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Contract transactions (notes 2, 3, 4
   and 5):
   Contract purchase payments                6,890,433   1,662,294   1,761,512   2,455,211   3,695,074   7,002,942  3,916,580
   Contract withdrawals and charges           (189,351)    (65,020) (1,712,066) (3,300,521) (7,147,182)   (206,302)   (28,764)
   Actuarial adjustments for mortality
      experience on annuities in payment
      period                                        --          --          --          --          --          --         --
   Annuity benefit payments                         --          --          --          --          --          --         --
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Increase (decrease) in net assets from
   contract transactions                     6,701,082   1,597,274      49,446    (845,310) (3,452,108)  6,796,640  3,887,816
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Increase (decrease) in net assets            6,830,423   1,601,255      59,887    (726,868) (2,450,234)  7,594,590  4,387,548
Net assets at the beginning of period        4,052,569     728,864   1,207,920  17,159,418   9,546,752          --         --
                                           -----------   ---------  ----------  ----------  ----------   ---------  ---------
Net assets at the end of period            $10,882,992   2,330,119   1,267,807  16,432,550   7,096,518   7,594,590  4,387,548
                                           ===========   =========  ==========  ==========  ==========   =========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers ten types of contracts consisting of sixty-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; Waddell & Reed Retirement Builder and MultiOption Legend. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-two segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment advisor for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no investment income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

RECENT ACCOUNTING PRONOUNCEMENTS

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Account's financial statements is being evaluated.

INVESTMENTS

During the year ended December 31, 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                        RECEIVING PORTFOLIO                  DATE MERGED
----------------                        -------------------                  -----------
AIM V.I. Premier Equity Fund            AIM V.I. Core Equity Fund            May 1, 2006
AIM V.I. Aggressive Growth Fund         AIM V.I. Capital Appreciation Fund   May 1, 2006
AIM V.I. Dent Demographic Trends Fund   AIM V.I. Capital Appreciation Fund   November 3, 2006

During the years ended December 31, 2006 and 2005, several Portfolios changed their name as summarized in the following table:

CURRENT PORTFOLIO                               PRIOR PORTFOLIO NAME
-----------------                               --------------------
Credit Suisse Global Small Cap Fund             Credit Suisse Global Post Venture Capital Fund
Franklin Small-Mid Cap Growth Fund              Franklin Small Cap Growth Fund
Janus Aspen Forty Portfolio                     Janus Aspen Capital Appreciation Portfolio
Van Kampen Emerging Growth Fund                 Van Kampen Strategic Growth Fund
Waddell & Reed International Value Portfolio    Waddell & Reed International II Portfolio
Waddell & Reed International Growth Portfolio   Waddell & Reed International Portfolio

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $567,824 and $822,546, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $753,617 and $1,049,497, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2006 and 2005, contingent deferred sales charges for all Advisor classes totaled $656,514 and $539,868, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account. Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the year ended December 31, 2006. Sales charges of $115,049 were deducted from contract purchase payments for the year ended December 31, 2005.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Prior to April 29, 2005, the risk charge was 1.25 percent of each contract purchase payment. No risk charges were deducted from contract purchase payments for the year ended December 31, 2006. Risk charges of $46,794 were deducted from contract purchase payments for the year ended December 31, 2005.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the year ended December 31, 2006. Premium tax charges of $2,115 were deducted from contract purchase payments for the year ended December 31, 2005.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2006 and 2005, contingent deferred sales charges totaled $170,130 and $48,907, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

This product was introduced at the end of 2006 and there were no sales as of December 31, 2006.

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2006 and 2005.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2006 and 2005, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of the Underlying Funds' shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2006:

Advantus Bond                              $27,964,989
Advantus Money Market                       31,167,870
Advantus Index 500                           5,692,086
Advantus Mortgage Securities                 9,015,062
Advantus Maturing Government Bond 2006          90,457
Advantus Maturing Government Bond 2010         544,809
Advantus International Bond                  8,521,749
Advantus Index 400 Mid-Cap                  10,992,204
Advantus Real Estate Securities              9,658,068
AIM V.I. Balanced                              266,441
AIM V.I. Capital Appreciation                4,477,434
AIM V.I. Core Equity                           152,256
AIM V.I. Dent Demographic Trends               117,305
American Century Income and Growth             519,491
American Century Ultra                      11,041,931
American Century Value                      17,084,813
Credit Suisse Global Small Cap                 917,652
Fidelity VIP Contrafund                     20,647,810
Fidelity VIP Equity-Income                  35,083,916
Fidelity VIP Mid-Cap                        15,347,124
Franklin Large Cap Growth Securities           569,712
Franklin Mutual Shares Securities            4,869,618
Franklin Small-Mid Cap                       2,104,842
Templeton Developing Markets Securities     12,190,256
Templeton Global Asset Allocation            4,131,472
Janus Aspen Balanced                         3,524,875
Janus Aspen Forty                            5,308,979
Janus Aspen International Growth            25,920,221
MFS Investors Growth Stock                     310,609
MFS Mid Cap Growth                             245,269
MFS New Discovery                              980,595
MFS Value                                    2,031,115
Oppenheimer Capital Appreciation               774,196
Oppenheimer High Income                      9,500,264
Oppenheimer International Growth             1,210,835
Putnam VT Growth and Income                    504,529
Putnam VT International Growth                 734,128
Putnam VT New Opportunities                    119,936
Putnam VT New Value                          1,124,419
Putnam VT Voyager                               94,654
Van Kampen Comstock                          1,995,458
Van Kampen Strategic Growth                    161,761
Van Kampen Growth and Income                 1,626,255
Waddell & Reed Balanced                      6,945,616
Waddell & Reed Growth                       30,441,045
Waddell & Reed International Value          42,444,170

Waddell & Reed Small Cap Growth            15,385,038
Waddell & Reed Value                       18,707,553
Waddell & Reed Micro-Cap Growth             4,108,437
Waddell & Reed Small Cap Value             17,176,268
Waddell & Reed Core Equity                  5,621,127
Waddell & Reed Asset Strategy              46,003,900
Waddell & Reed International Growth         7,382,655
Waddell & Reed Science & Technology         8,209,248
Waddell & Reed Bond                         9,182,378
Waddell & Reed Dividend Income              4,013,378
Waddell & Reed High Income                  9,027,756
Waddell & Reed Limited-Term Bond            1,145,300
Waddell & Reed Money Market                 6,598,461
Waddell & Reed Mortgage Securities          2,358,941
Waddell & Reed Real Estate Securities       3,793,517
Waddell & Reed Global Natural Resources    14,901,539
Waddell & Reed Mid Cap Growth               3,714,316
Waddell & Reed Energy                       3,071,743

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2006 and 2005 were as follows:

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                                                                                ADVANTUS
                                                          ADVANTUS     ADVANTUS     ADVANTUS    MATURING
                                             ADVANTUS      MONEY        INDEX       MORTGAGE   GOVERNMENT
                                               BOND        MARKET        500       SECURITIES   BOND 2006
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2004      83,732,102   25,261,147  117,201,628   70,069,365   2,940,514
   Contract purchase payments               25,889,298   30,442,947    7,592,075   10,835,896      41,707
   Contract terminations, withdrawal
      payments and charges                  (8,552,177) (25,422,451) (16,368,952) (10,441,708)   (888,485)
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2005     101,069,223   30,281,643  108,424,751   70,463,553   2,093,736
   Contract purchase payments               25,264,962   23,699,174    3,340,670    7,563,505      54,708
   Contract terminations, withdrawal
      payments and charges                  (8,155,300) (19,037,204) (14,913,364)  (9,917,910) (2,148,444)
                                           -----------  -----------  -----------  -----------  ----------
Units outstanding at December 31, 2006     118,178,885   34,943,613   96,852,057   68,109,148          --
                                           ===========  ===========  ===========  ===========  ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------
                                            ADVANTUS
                                            MATURING     ADVANTUS      ADVANTUS     ADVANTUS
                                           GOVERNMENT  INTERNATIONAL   INDEX 400  REAL ESTATE   AIM V.I.
                                            BOND 2010      BOND         MID-CAP    SECURITIES   BALANCED
                                           ----------  -------------  ----------  -----------  ---------
Units outstanding at December 31, 2004      3,196,445    32,253,680   21,892,766   30,121,583  1,835,844
   Contract purchase payments                 169,024     2,920,709    8,665,973    7,155,219    156,102
   Contract terminations, withdrawal
      payments and charges                 (1,104,109)   (2,774,422)  (4,337,444)  (6,002,050)  (245,499)
                                           ----------    ----------   ----------   ----------  ---------
Units outstanding at December 31, 2005      2,261,360    32,399,967   26,221,295   31,274,752  1,746,447
   Contract purchase payments                 259,512     8,424,423    6,343,788    4,040,767    193,819
   Contract terminations, withdrawal
      payments and charges                   (684,342)   (9,958,323)  (3,946,134)  (4,236,156)  (257,336)
                                           ----------    ----------   ----------   ----------  ---------
Units outstanding at December 31, 2006      1,836,530    30,866,067   28,618,949   31,079,363  1,682,930
                                           ==========    ==========   ==========   ==========  =========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                                                          AIM V.I.     AMERICAN
                                             AIM V.I.                       DENT        CENTURY     AMERICAN
                                             CAPITAL        AIM V.I.    DEMOGRAPHIC     INCOME       CENTURY
                                          APPRECIATION    CORE EQUITY      TRENDS     AND GROWTH      ULTRA
                                          ------------   ------------   -----------   ----------   ----------
Units outstanding at
   December 31, 2004                        1,263,093       533,883        594,334     3,246,113   30,147,276
      Contract purchase
         payments                             586,974        92,533         20,761       492,845   13,000,510
      Contract terminations, withdrawal
         payments and charges                (438,430)      (69,818)      (174,224)     (757,131)  (1,043,529)
                                            ---------      --------       --------     ---------   ----------
Units outstanding at
   December 31, 2005                        1,411,637       556,598        440,871     2,981,827   42,104,257
      Contract purchase
         payments                           3,153,355       127,366         41,745       332,508    9,421,512
      Contract terminations, withdrawal
         payments and charges                (248,204)     (157,044)      (482,616)     (676,531)  (2,498,622)
                                            ---------      --------       --------     ---------   ----------
Units outstanding at
   December 31, 2006                        4,316,788       526,920             --     2,637,804   49,027,147
                                            =========      ========       ========     =========   ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                                       CREDIT SUISSE
                                           AMERICAN        GLOBAL
                                            CENTURY         SMALL      FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                             VALUE           CAP        CONTRAFUND    EQUITY-INCOME      MID-CAP
                                          ----------   -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2004                       5,913,385      4,275,603     41,197,786      71,887,242     27,269,555
      Contract purchase
         payments                          7,615,773      1,025,757     10,965,600      16,892,435      6,004,837
      Contract terminations, withdrawal
         payments and charges               (491,885)      (875,147)    (4,088,618)     (6,111,341)    (3,058,019)
                                          ----------     ----------     ----------      ----------     ----------
Units outstanding at
   December 31, 2005                      13,037,273      4,426,213     48,074,768      82,668,336     30,216,373
      Contract purchase
         payments                         10,072,640      1,276,238      9,254,758      11,586,862      3,820,133
      Contract terminations, withdrawal
         payments and charges               (666,964)    (1,860,583)    (5,881,598)     (6,806,470)    (4,054,787)
                                          ----------     ----------     ----------      ----------     ----------
Units outstanding at
   December 31, 2006                      22,442,949      3,841,868     51,447,928      87,448,728     29,981,719
                                          ==========     ==========     ==========      ==========     ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                           FRANKLIN                                  TEMPLETON
                                           LARGE CAP     FRANKLIN       FRANKLIN    DEVELOPING    TEMPLETON
                                            GROWTH     MUTUAL SHARES    SMALL-MID     MARKETS    GLOBAL ASSET
                                          SECURITIES    SECURITIES         CAP      SECURITIES    ALLOCATION
                                          ----------   -------------   ----------   ----------   ------------
Units outstanding at
   December 31, 2004                       2,468,768     4,755,013     21,040,489   15,847,356     6,373,731
      Contract purchase
         payments                          1,342,643     1,788,078      1,961,054    8,584,819     2,407,151
      Contract terminations, withdrawal
         payments and charges               (431,526)     (358,799)    (4,108,785)  (3,977,786)   (1,592,985)
                                           ---------     ---------     ----------   ----------    ----------
Units outstanding at
   December 31, 2005                       3,379,885     6,184,292     18,892,758   20,454,389     7,187,897
      Contract purchase
         payments                            443,011     2,922,750      2,223,582    5,952,820     2,137,589
      Contract terminations, withdrawal
         payments and charges               (579,157)     (527,537)    (4,443,958)  (4,561,034)   (2,140,389)
                                           ---------     ---------     ----------   ----------    ----------
Units outstanding at
   December 31, 2006                       3,243,739     8,579,505     16,672,382   21,846,175     7,185,097
                                           =========     =========     ==========   ==========    ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                            JANUS        JANUS      JANUS ASPEN        MFS           MFS
                                            ASPEN        ASPEN     INTERNATIONAL     INVESTORS     MID CAP
                                           BALANCED      FORTY         GROWTH      GROWTH STOCK    GROWTH
                                          ---------   ----------   -------------   ------------   ---------
Units outstanding at
   December 31, 2004                      2,949,680   28,087,494    26,616,625       1,267,606    1,228,768
      Contract purchase
         payments                         1,530,581    6,718,455     8,567,972         215,626      161,004
      Contract terminations, withdrawal
         payments and charges              (461,257)  (4,264,508)   (5,540,375)       (232,392)    (358,213)
                                          ---------   ----------    ----------       ---------    ---------
Units outstanding at
   December 31, 2005                      4,019,004   30,541,441    29,644,222       1,250,840    1,031,559
      Contract purchase
         payments                         2,657,244    5,093,918    15,381,679         264,643      146,604
      Contract terminations, withdrawal
         payments and charges              (370,318)  (6,643,932)   (6,871,151)       (159,594)    (239,015)
                                          ---------   ----------    ----------       ---------    ---------
Units outstanding at
   December 31, 2006                      6,305,930   28,991,427    38,154,750       1,355,889      939,148
                                          =========   ==========    ==========       =========    =========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                              MFS                   OPPENHEIMER                  OPPENHEIMER
                                              NEW         MFS         CAPITAL     OPPENHEIMER   INTERNATIONAL
                                           DISCOVERY     VALUE     APPRECIATION   HIGH INCOME      GROWTH
                                          ----------   ---------   ------------   -----------   -------------
Units outstanding at
   December 31, 2004                       9,067,451   3,064,606     4,037,186     13,310,080      3,348,584
      Contract purchase
         payments                          1,313,094   1,898,291     1,220,524      6,880,050      1,166,374
      Contract terminations, withdrawal
         payments and charges             (1,077,120)   (761,036)   (1,000,134)    (1,248,780)    (1,083,192)
                                          ----------   ---------    ----------     ----------     ----------
Units outstanding at
   December 31, 2005                       9,303,425   4,201,861     4,257,576     18,941,350      3,431,766
      Contract purchase
         payments                            605,584   1,216,496       606,057      5,954,635        655,926
      Contract terminations, withdrawal
         payments and charges             (1,278,887)   (781,458)     (812,758)    (1,130,515)      (586,041)
                                          ----------   ---------    ----------     ----------     ----------
Units outstanding at
   December 31, 2006                       8,630,122   4,636,899     4,050,875     23,765,470      3,501,651
                                          ==========   =========    ==========     ==========     ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                          GROWTH AND   INTERNATIONAL        NEW           NEW      PUTNAM VT
                                            INCOME        GROWTH       OPPORTUNITIES     VALUE       VOYAGER
                                          ----------   -------------   -------------   ---------   ---------
Units outstanding at
   December 31, 2004                       1,488,016      8,475,391       288,771      1,618,549     813,029
      Contract purchase
         payments                            348,940      1,449,864        92,854        922,735     276,452
      Contract terminations, withdrawal
         payments and charges               (208,657)    (2,005,454)      (78,911)      (370,601)   (224,440)
                                           ---------     ----------       -------      ---------    --------
Units outstanding at
   December 31, 2005                       1,628,299      7,919,801       302,714      2,170,683     865,041
      Contract purchase
         payments                            310,462        429,414        90,530        602,135      82,451
      Contract terminations, withdrawal
         payments and charges               (172,203)    (1,400,712)      (94,222)      (474,369)   (161,048)
                                           ---------     ----------       -------      ---------    --------
Units outstanding at
   December 31, 2006                       1,766,558      6,948,503       299,022      2,298,449     786,444
                                           =========     ==========       =======      =========    ========

                                                                 SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------
                                                       VAN KAMPEN  VAN KAMPEN
                                           VAN KAMPEN   STRATEGIC  GROWTH AND  WADDELL & REED  WADDELL & REED
                                            COMSTOCK     GROWTH      INCOME       BALANCED         GROWTH
                                           ----------  ----------  ----------  --------------  --------------
Units outstanding at December 31, 2004      3,155,382    201,893      729,450    79,627,064      79,382,363
   Contract purchase payments               2,293,981    147,752    1,007,869     4,069,831      18,057,196
   Contract terminations, withdrawal
      payments and charges                   (274,490)   (50,606)     (68,667)  (15,771,102)    (14,336,109)
                                            ---------   --------    ---------   -----------     -----------
Units outstanding at December 31, 2005      5,174,873    299,039    1,668,652    67,925,793      83,103,450
   Contract purchase payments                 969,414    122,901      930,107     3,208,510      26,079,237
   Contract terminations, withdrawal
      payments and charges                   (893,182)  (107,282)    (380,095)  (13,133,695)    (12,282,148)
                                            ---------   --------    ---------   -----------     -----------
Units outstanding at December 31, 2006      5,251,105    314,658    2,218,664    58,000,608      96,900,539
                                            =========   ========    =========   ===========     ===========

                                                                      SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                            INTERNATIONAL     SMALL CAP    WADDELL & REED     MICRO-CAP       SMALL CAP
                                                VALUE          GROWTH          VALUE           GROWTH           VALUE
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004       75,725,803      46,293,461      40,557,151      13,551,857      29,511,761
   Contract purchase payments                18,930,131       7,245,745      11,239,400       3,075,214      11,139,709
   Contract terminations, withdrawal
      payments and charges                  (10,103,781)     (7,434,934)     (6,158,731)     (3,001,303)     (3,594,507)
                                            -----------      ----------      ----------      ----------      ----------
Units outstanding at December 31, 2005       84,552,153      46,104,272      45,637,820      13,625,768      37,056,963
   Contract purchase payments                12,324,420       5,735,846      11,808,692       2,573,889       7,813,320
   Contract terminations, withdrawal
      payments and charges                  (10,364,775)     (7,517,825)     (7,520,445)     (3,076,087)     (4,230,757)
                                            -----------      ----------      ----------      ----------      ----------
Units outstanding at December 31, 2006       86,511,798      44,322,293      49,926,067      13,123,570      40,639,526
                                            ===========      ==========      ==========      ==========      ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                           WADDELL & REED      ASSET       INTERNATIONAL      SCIENCE &    WADDELL & REED
                                            CORE EQUITY      STRATEGY         GROWTH         TECHNOLOGY         BOND
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004      13,227,660        4,443,666       3,475,303       4,863,259      2,028,373
   Contract purchase payments                3,751,627       15,578,570       5,982,210       7,458,079      5,166,609
   Contract terminations, withdrawal
      payments and charges                  (2,668,914)        (878,207)     (1,981,279)       (935,664)      (145,068)
                                            ----------       ----------      ----------      ----------     ----------
Units outstanding at December 31, 2005      14,310,373       19,144,029       7,476,234      11,385,674      7,049,914
   Contract purchase payments                4,040,434       22,456,512       5,102,131       5,486,149      8,359,930
   Contract terminations, withdrawal
      payments and charges                  (2,765,733)      (2,686,173)       (868,508)     (1,549,467)      (348,241)
                                            ----------       ----------      ----------      ----------     ----------
Units outstanding at December 31, 2006      15,585,074       38,914,368      11,709,857      15,322,356     15,061,603
                                            ==========       ==========      ==========      ==========     ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                              DIVIDEND         HIGH         LIMITED-TERM       MONEY          MORTGAGE
                                               INCOME         INCOME            BOND          MARKET         SECURITIES
                                           --------------  --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004        1,747,164       3,775,548        723,396        1,211,226      16,466,798
   Contract purchase payments                 2,928,855       6,437,778      1,648,195        1,756,473       2,348,132
   Contract terminations, withdrawal
      payments and charges                     (213,871)       (201,888)       (68,693)      (1,711,816)     (3,160,214)
                                              ---------      ----------      ---------       ----------      ----------
Units outstanding at December 31, 2005        4,462,148      10,011,438      2,302,898        1,255,883      15,654,716
   Contract purchase payments                 3,002,363       6,993,425      1,031,347        6,348,919       1,802,051
   Contract terminations, withdrawal
      payments and charges                     (508,862)       (355,060)      (323,913)      (2,369,309)     (5,980,053)
                                              ---------      ----------      ---------       ----------      ----------
Units outstanding at December 31, 2006        6,955,649      16,649,803      3,010,332        5,235,493      11,476,714
                                              =========      ==========      =========       ==========      ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED  WADDELL & REED  WADDELL & REED
                                             REAL ESTATE   GLOBAL NATURAL     MID CAP      WADDELL & REED
                                             SECURITIES      RESOURCES        GROWTH           ENERGY
                                           --------------  --------------  --------------  --------------
Units outstanding at December 31, 2004        7,248,663              --              --             --
   Contract purchase payments                 2,826,293       6,249,838       3,674,744             --
   Contract terminations, withdrawal
      payments and charges                   (5,152,709)       (174,610)        (27,689)            --
                                             ----------      ----------       ---------      ---------
Units outstanding at December 31, 2005        4,922,247       6,075,228       3,647,055             --
   Contract purchase payments                 2,102,670       9,888,134       3,032,736      3,160,321
   Contract terminations, withdrawal
      payments and charges                     (316,528)     (1,876,968)       (224,597)      (207,661)
                                             ----------      ----------       ---------      ---------
Units outstanding at December 31, 2006        6,708,389      14,086,394       6,455,194      2,952,660
                                             ==========      ==========       =========      =========

(6)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 is as follows:

                                                     AT DECEMBER 31                   FOR THE YEARS ENDED DECEMBER 31
                                        --------------------------------------  --------------------------------------------
                                                       UNIT FAIR                INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                                           UNITS     VALUE LOWEST                 INCOME      LOWEST TO        LOWEST TO
                                        OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*      HIGHEST**        HIGHEST***
                                        --------------------------------------  --------------------------------------------
Advantus Bond
    2006                                118,178,885  1.05 to 3.78  182,325,693     0.00%    0.15% to 2.65%     1.93% to 4.50%
    2005                                101,069,223  1.03 to 3.62  167,438,312     0.00%    0.15% to 2.65%    -0.23% to 2.29%
    2004                                 83,732,102  1.03 to 3.54  157,322,817     0.00%    0.15% to 2.65%     2.23% to 4.82%
    2003                                 71,541,800  1.01 to 3.38  150,703,416     0.00%    0.15% to 2.65%    -1.78% to 5.19%
    2002                                 62,421,448  0.49 to 3.21  150,280,208     0.00%    0.15% to 1.40%    8.97% to 10.34%
Advantus Money Market
    2006                                 34,943,613  0.99 to 2.23   44,361,121     4.31%    0.15% to 2.65%     1.67% to 4.23%
    2005                                 30,281,643  0.97 to 2.14   38,026,666     2.43%    0.15% to 2.65%    -0.22% to 2.29%
    2004                                 25,261,147  0.98 to 2.09   34,035,324     0.74%    0.15% to 2.65%     -1.88% to .60%
    2003                                 30,177,525  0.99 to 2.08   43,250,792     0.63%    0.15% to 2.65%     -0.89% to .46%
    2002                                 42,537,083  1.08 to 2.07   65,764,181     1.28%    0.15% to 1.40%    -0.13% to 1.13%
Advantus Index 500
    2006                                 96,852,057  1.03 to 5.93  247,358,600     0.00%    0.15% to 2.65%   12.23% to 15.06%
    2005                                108,424,751  0.91 to 5.15  251,778,154     0.00%    0.15% to 2.65%     1.71% to 4.27%
    2004                                117,201,628  0.88 to 4.94  274,490,110     0.00%    0.15% to 2.65%    7.51% to 10.23%
    2003                                105,250,773  0.81 to 4.48  245,642,588     0.00%    0.15% to 1.95%    5.75% to 32.02%
    2002                                 72,078,923  0.64 to 3.51  193,497,967     0.00%    0.15% to 1.40% -23.45% to -22.48%
Advantus Mortgage Securities
    2006                                 68,109,148  1.06 to 4.06  121,145,065     0.00%    0.15% to 2.40%     2.85% to 5.19%
    2005                                 70,463,553  1.03 to 3.86  129,479,133     0.00%    0.15% to 2.40%     0.20% to 2.73%
    2004                                 70,069,365  1.03 to 3.76  138,001,443     0.00%    0.15% to 2.40%     2.07% to 4.65%
    2003                                 73,502,901  1.00 to 3.59  151,561,342     0.00%    0.15% to 2.20%    -0.18% to 4.00%
    2002                                 74,476,525  1.29 to 3.45  165,669,052     0.06%    0.15% to 1.40%     8.13% to 9.50%
Advantus Maturing Government Bond 2006
    2006      (g)                                --            --           --     0.00%    0.15% to 1.40%    -0.74% to 0.14%
    2005                                  2,093,736  1.30 to 2.16    3,849,043     0.00%    0.15% to 1.40%   -2.16% to -0.93%
    2004                                  2,940,514  1.33 to 2.18    5,574,482     0.00%    0.15% to 1.40%   -1.27% to -0.03%
    2003                                  5,136,771  1.35 to 2.18    9,953,107     0.00%    0.15% to 1.40%     0.53% to 1.79%
    2002                                  5,364,167  1.34 to 2.14   10,647,700     0.00%    0.15% to 1.40%   11.42% to 12.82%
Advantus Maturing Government Bond 2010
    2006                                  1,836,530  1.44 to 2.47    3,920,598     0.00%    0.15% to 1.40%    -0.94% to 0.30%
    2005                                  2,261,360  1.45 to 2.46    4,859,126     0.00%    0.15% to 1.40%   -1.41% to -0.17%
    2004                                  3,196,445  1.47 to 2.46    6,710,156     0.00%    0.15% to 1.40%     1.88% to 3.16%
    2003                                  3,717,234  1.44 to 2.39    7,647,073     0.00%    0.15% to 1.40%     1.33% to 2.60%
    2002                                  4,458,787  1.42 to 2.33    9,354,207     0.07%    0.15% to 1.40%   17.20% to 18.68%
Advantus International Bond
    2006                                 30,866,067  0.94 to 1.57   39,801,116     0.00%    0.15% to 2.30%     1.63% to 3.83%
    2005                                 32,399,967  0.92 to 1.51   43,877,149     0.00%    0.15% to 2.20%  -11.29% to -9.04%
    2004                                 32,253,680  1.46 to 1.66   49,268,412     0.00%    0.15% to 1.40%    9.88% to 11.26%
    2003                                 39,542,742  1.33 to 1.49   54,896,928     0.00%    0.15% to 1.40%   18.58% to 20.07%
    2002                                 38,800,221  1.12 to 1.24   45,640,738     0.27%    0.15% to 1.40%   16.30% to 17.77%
Advantus Index 400 Mid-Cap
    2006                                 28,618,949  1.40 to 2.47   54,924,496     0.00%    0.15% to 2.65%     6.92% to 9.62%
    2005                                 26,221,295  1.31 to 2.25   47,378,374     0.00%    0.15% to 2.65%    9.04% to 11.79%
    2004                                 21,892,766  1.20 to 2.02   36,571,393     0.00%    0.15% to 2.65%    12.7% to 15.56%
    2003                                 17,526,754  1.07 to 1.74   26,607,076     0.00%    0.15% to 2.65%    0.61% to 40.43%
    2002                                 14,982,764  1.02 to 1.30   17,849,686     0.00%    0.15% to 1.40% -16.22% to -15.16%
Advantus Real Estate Securities
    2006                                 31,079,363  1.93 to 3.64   93,072,931     0.00%    0.15% to 2.65%   27.23% to 30.44%
    2005                                 31,274,752  1.52 to 2.82   73,377,688     0.00%    0.15% to 2.65%    8.19% to 10.92%
    2004                                 30,121,583  1.40 to 2.58   65,607,398     0.00%    0.15% to 2.65%   31.98% to 35.32%
    2003                                 26,986,325  1.06 to 1.93   45,304,358     0.00%    0.15% to 2.65%    2.50% to 46.58%
    2002                                 21,160,081  1.16 to 1.38   26,016,967     0.02%    0.15% to 1.40%     5.48% to 6.81%

                                                    AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                        -------------------------------------  ------------------------------------------------
                                                       UNIT FAIR               INVESTMENT   EXPENSE RATIO
                                           UNITS     VALUE LOWEST                INCOME       LOWEST TO        TOTAL RETURN
                                        OUTSTANDING   TO HIGHEST   NET ASSETS    RATIO*       HIGHEST**    LOWEST TO HIGHEST***
                                        -------------------------------------  ------------------------------------------------
AIM V.I. Balanced
    2006                                  1,682,930  1.17 to 1.35   2,198,381     1.70%    1.20% to 2.20%       7.87% to 8.95%
    2005                                  1,746,447  1.08 to 1.24   2,094,513     1.23%    1.20% to 2.20%       2.26% to 3.75%
    2004                                  1,835,844  1.04 to 1.19   2,125,161     1.58%    1.20% to 2.05%       4.44% to 5.96%
    2003                                  1,242,447  0.99 to 1.12   1,337,297     2.73%    1.20% to 1.95%      0.58% to 14.61%
    2002      (a)                           202,181      0.86         174,181     5.69%        1.40%               -13.85%
AIM V.I. Capital Appreciation
    2006                                  4,316,788  1.17 to 1.52   6,368,765     0.00%    1.20% to 2.15%       6.69% to 7.71%
    2005                                  1,411,637  1.09 to 1.41   1,846,022     0.00%    1.20% to 2.05%       2.77% to 4.27%
    2004                                  1,263,093  1.05 to 1.36   1,550,204     0.00%    1.20% to 1.80%      8.55% to 10.14%
    2003                                    823,185  0.95 to 1.24     884,176     0.00%    1.20% to 1.70%     15.08% to 33.76%
    2002      (a)                           200,861      0.76         153,557     0.00%        1.40%               -23.55%
AIM V.I. Core Equity
    2006                                    526,920  1.16 to 1.45     680,362     1.31%    1.20% to 2.05%     12.65% to 13.61%
    2005                                    556,598  1.02 to 1.27     633,520     0.66%    1.20% to 1.85%       2.62% to 4.11%
    2004                                    533,883  0.99 to 1.22     580,517     0.33%    1.20% to 1.80%       2.73% to 4.23%
    2003                                    521,022  0.95 to 1.18     519,608     0.26%    1.20% to 1.70%      4.70% to 33.29%
    2002      (a)                           333,328      0.77         256,619     1.37%        1.40%               -23.01%
American Century Income and Growth
    2006                                  2,637,804  1.37 to 1.61   4,071,559     1.61%    1.20% to 2.40%     14.05% to 15.42%
    2005                                  2,981,827  1.20 to 1.41   4,008,703     1.72%    1.20% to 2.40%       1.79% to 3.27%
    2004                                  3,246,113  1.16 to 1.37   4,215,839     1.04%    1.20% to 2.40%      9.63% to 11.23%
    2003                                  2,166,069  1.04 to 1.23   2,504,905     0.88%    1.20% to 2.30%      2.59% to 40.15%
    2002      (a)                           271,073      0.82         222,342     0.00%        1.40%               -17.98%
American Century Ultra
    2006                                 49,027,147  1.02 to 1.24  59,948,454     0.00%    1.20% to 2.65%     -5.91% to -4.54%
    2005                                 42,104,257  1.07 to 1.30  53,707,834     0.00%    1.20% to 2.65%       -0.68% to .76%
    2004                                 30,147,276  1.07 to 1.29  37,869,128     0.00%    1.20% to 2.65%       7.70% to 9.27%
    2003                                 13,840,021  0.98 to 1.18  15,411,423     0.00%    1.20% to 2.65%      1.54% to 36.68%
    2002      (a)                         1,768,593      0.79       1,892,164     0.15%        1.40%               -20.55%
American Century Value
    2006                                 22,442,949  1.43 to 1.69  37,453,827     0.97%    1.20% to 2.40%     15.66% to 17.05%
    2005                                 13,037,273  1.24 to 1.45  18,425,516     0.54%    1.20% to 2.40%       2.12% to 3.61%
    2004                                  5,913,385  1.21 to 1.40   7,935,867     0.63%    1.20% to 2.40%     11.19% to 12.81%
    2003                                  2,437,616  1.10 to 1.24   2,802,907     0.76%    1.20% to 1.90%      0.12% to 28.31%
    2002      (a)                           607,599      0.86         523,888     0.00%        1.40%               -13.78%
Credit Suisse Global Small Cap
    2006                                  3,841,868  0.74 to 0.80   2,884,479     0.00%    0.15% to 1.40%     11.63% to 13.03%
    2005                                  4,426,213  0.66 to 0.71   2,966,300     0.00%    0.15% to 1.40%     14.53% to 15.97%
    2004                                  4,275,603  0.58 to 0.61   2,493,440     0.00%    0.15% to 1.40%     16.35% to 17.81%
    2003                                  4,156,371  0.50 to 0.52   2,080,388     0.00%    0.15% to 1.40%     45.61% to 47.44%
    2002                                  1,869,296  0.34 to 0.35     640,052     0.00%    0.15% to 1.40%   -35.07% to -34.26%
Fidelity VIP Contrafund
    2006                                 51,447,928  1.31 to 1.81  76,957,469     1.04%    0.15% to 2.65%      8.53% to 11.27%
    2005                                 48,074,768  1.19 to 1.64  63,536,106     0.12%    0.15% to 2.65%     13.61% to 16.47%
    2004                                 41,197,786  1.04 to 1.42  45,868,903     0.20%    0.15% to 2.05%     12.15% to 14.99%
    2003                                 36,031,753  0.91 to 1.25  34,087,961     0.28%    0.15% to 1.40%      1.68% to 32.40%
    2002                                 29,726,965  0.72 to 0.75  21,710,439     0.70%    0.15% to 1.40%    -10.86% to -9.74%

                                                     AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         --------------------------------------  ---------------------------------------------------
                                                        UNIT FAIR                                 EXPENSE RATIO      TOTAL RETURN
                                            UNITS     VALUE LOWEST                 INVESTMENT       LOWEST TO           LOWEST
                                         OUTSTANDING   TO HIGHEST    NET ASSETS   INCOME RATIO*     HIGHEST**       TO HIGHEST***
                                         --------------------------------------  ---------------------------------------------------
Fidelity VIP Equity-Income
    2006                                  87,448,728  1.41 to 1.67  140,581,409       3.47%      0.15% to 2.65%    16.80% to 19.75%
    2005                                  82,668,336  1.21 to 1.43  111,538,045       1.33%      0.15% to 2.65%      2.82% to 5.41%
    2004                                  71,887,242  1.17 to 1.38   92,070,458       1.19%      0.15% to 2.65%     8.32% to 11.07%
    2003                                  49,847,420  1.08 to 1.26   56,712,063  0.01% to 1.56%  0.15% to 2.65%     6.27% to 35.70%
    2002                                  30,830,481  0.86 to 0.89   27,219,399       1.45%      0.15% to 1.40%  -18.30% to -17.28%
Fidelity VIP Mid-Cap
    2006                                  29,981,719  1.69 to 2.46   66,839,831       0.17%      0.15% to 2.40%     9.74% to 12.23%
    2005                                  30,216,373  1.54 to 2.19   60,869,243       0.00%      0.15% to 2.40%    14.94% to 17.84%
    2004                                  27,269,555  1.33 to 1.86   47,319,868       0.00%      0.15% to 2.40%    21.40% to 24.47%
    2003                                  22,706,315  1.10 to 1.49   32,189,299  0.00% to 0.28%  0.15% to 2.05%     2.26% to 42.43%
    2002                                  19,501,428  1.04 to 1.08   20,726,186       0.83%      0.15% to 1.40%  -11.28% to -10.16%
Franklin Large Cap Growth Securities
    2006                                   3,243,739  1.19 to 1.39    4,410,887       0.77%      1.20% to 2.05%      8.65% to 9.58%
    2005                                   3,379,885  1.09 to 1.27    4,187,619       0.59%      1.20% to 2.05%     -1.58% to -.14%
    2004                                   2,468,768  1.09 to 1.28    3,029,945       0.44%      1.20% to 2.05%      5.11% to 6.65%
    2003                                   1,086,252  1.03 to 1.20    1,202,608       0.56%      1.20% to 2.05%     3.27% to 31.13%
    2002      (a)                            244,326      0.82          200,208       0.37%          1.40%              -18.06%
Franklin Mutual Shares Securities
    2006                                   8,579,505  1.47 to 1.73   14,165,241       2.05%      1.20% to 2.40%    15.58% to 16.97%
    2005                                   6,184,292  1.26 to 1.48    8,646,972       1.22%      1.20% to 2.40%      7.67% to 9.24%
    2004                                   4,755,013  1.16 to 1.35    6,043,249       0.71%      1.20% to 2.40%     9.69% to 11.29%
    2003                                   2,444,129  1.04 to 1.21    2,752,836       1.01%      1.20% to 1.95%     3.00% to 23.41%
    2002      (a)                            670,423      0.84          566,331       1.09%          1.40%              -15.53%
Franklin Small-Mid Cap
    2006                                  16,672,382  0.78 to 1.60   15,637,059       0.00%      0.15% to 2.20%      6.33% to 8.53%
    2005                                  18,892,758  0.73 to 1.49   16,169,125       0.00%      0.15% to 2.30%      2.06% to 4.63%
    2004                                  21,040,489  0.70 to 1.45   17,040,295       0.00%      0.15% to 2.30%     8.56% to 11.31%
    2003                                  19,650,970  0.64 to 1.32   13,489,461       0.00%      0.15% to 2.20%    -0.91% to 42.62%
    2002                                  15,909,414  0.47 to 0.49    7,596,845       0.25%      0.15% to 1.40%  -29.68% to -28.79%
Templeton Developing Markets Securities
    2006                                  21,846,175  1.46 to 2.88   45,996,199       1.10%      0.15% to 2.40%    25.06% to 27.90%
    2005                                  20,454,389  1.15 to 2.27   32,568,213       1.26%      0.15% to 2.40%    24.11% to 27.24%
    2004                                  15,847,356  0.92 to 1.81   18,501,110       1.86%      0.15% to 2.40%    21.45% to 24.52%
    2003                                  14,599,010  0.74 to 1.47   12,919,582  0.49% to 1.13%  0.15% to 2.40%     3.10% to 52.76%
    2002                                  13,519,675  0.49 to 0.72    7,649,303       1.47%      0.15% to 1.40%    -1.53% to -0.30%
Templeton Global Asset Allocation
    2006                                   7,185,097  1.47 to 1.59   10,724,011       6.94%      0.15% to 1.40%    19.43% to 20.93%
    2005                                   7,187,897  1.23 to 1.32    8,922,125       3.88%      0.15% to 1.40%      2.12% to 3.40%
    2004                                   6,373,731  1.20 to 1.27    7,720,719       2.83%      0.15% to 1.40%    14.11% to 15.54%
    2003                                   5,653,902  1.05 to 1.10    5,985,105  2.34% to 2.56%  0.15% to 1.40%    30.12% to 31.76%
    2002                                   4,416,037  0.81 to 0.84    3,607,709       0.00%      0.15% to 1.40%    -5.72% to -4.53%
Janus Aspen Balanced
    2006                                   6,305,930  1.24 to 1.38    8,590,996       2.16%      1.20% to 2.40%      7.80% to 9.10%
    2005                                   4,019,004  1.15 to 1.26    4,992,986       2.27%      1.20% to 2.40%      4.85% to 6.38%
    2004                                   2,949,680  1.10 to 1.19    3,424,942       2.61%      1.20% to 2.40%      5.46% to 7.00%
    2003                                   1,982,696  1.03 to 1.11    2,116,520       2.02%      1.20% to 1.90%     3.20% to 12.14%
    2002      (a)                            689,640      0.92          635,967       2.74%          1.40%              -7.78%
Janus Aspen Forty
    2006                                  28,991,427  0.85 to 1.61   28,229,563       0.14%      0.15% to 2.40%      6.54% to 8.95%
    2005                                  30,541,441  0.79 to 1.50   26,733,562       0.01%      0.15% to 2.40%     9.62% to 12.39%
    2004                                  28,087,494  0.71 to 1.35   21,035,361       0.03%      0.15% to 2.40%    14.88% to 17.79%
    2003                                  30,071,564  0.61 to 1.16   18,698,614       0.24%      0.15% to 1.80%     5.11% to 20.06%
    2002                                  34,709,134  0.51 to 0.53   17,877,948       0.30%      0.15% to 1.40%  -17.10% to -16.05%

                          AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
             -------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                INVESTMENT      EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST   NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             -------------------------------------  --------------------------------------------------------
Janus Aspen International Growth
   2006       38,154,750  1.33 to 2.98  70,769,139       1.92%        0.15% to 2.40%       43.16% to 46.41%
   2005       29,644,222  0.92 to 2.06  35,317,388       1.14%        0.15% to 2.40%       28.50% to 31.74%
   2004       26,616,625  0.70 to 1.58  21,631,914       0.88%        0.15% to 2.40%       15.58% to 18.51%
   2003       26,182,042  0.60 to 1.35  16,205,018       0.98%        0.15% to 1.90%        4.61% to 34.33%
   2002       29,205,230  0.45 to 0.47  13,384,834       0.64%        0.15% to 1.40%     -26.79% to -25.87%
MFS Investors Growth Stock
   2006        1,355,889  1.11 to 1.35   1,677,748       0.00%        1.20% to 2.20%         4.98% to 6.03%
   2005        1,250,840  1.05 to 1.28   1,464,840       0.14%        1.20% to 1.85%         1.51% to 2.99%
   2004        1,267,606  1.02 to 1.24   1,434,981       0.00%        1.20% to 1.85%         6.13% to 7.68%
   2003        1,418,331  0.95 to 1.15   1,462,824       0.00%        1.20% to 1.90%        0.11% to 20.90%
   2002 (a)      254,637       0.78        199,463       0.00%              1.40%                -21.67%
MFS Mid Cap Growth
   2006          939,148  1.10 to 1.49   1,275,178       0.00%        1.20% to 2.15%         0.13% to 1.08%
   2005        1,031,559  1.09 to 1.48   1,384,416       0.00%        1.20% to 2.15%         0.17% to 1.63%
   2004        1,228,768  1.08 to 1.45   1,612,515       0.00%        1.20% to 2.15%       11.39% to 13.01%
   2003          828,565  0.96 to 1.29     933,083       0.00%        1.20% to 1.85%       -0.17% to 34.71%
   2002 (a)      132,901       0.71         94,371       0.00%              1.40%                -28.99%
MFS New Discovery
   2006        8,630,122  1.18 to 1.56  12,857,934       0.00%        1.20% to 2.65%        9.91% to 11.52%
   2005        9,303,425  1.07 to 1.40  12,441,484       0.00%        1.20% to 2.65%         2.29% to 3.78%
   2004        9,067,451  1.03 to 1.35  11,635,163       0.00%        1.20% to 2.65%         3.43% to 4.94%
   2003        5,017,186  0.98 to 1.29   5,858,375       0.00%        1.20% to 2.65%       -0.73% to 31.85%
   2002 (a)    1,073,449       0.75        919,016       0.00%              1.40%                -25.27%
MFS Value
   2006        4,636,899  1.45 to 1.72   7,400,998       1.58%        1.20% to 2.20%       17.89% to 19.07%
   2005        4,201,861  1.22 to 1.45   5,593,102       2.78%        1.20% to 2.30%         3.69% to 5.20%
   2004        3,064,606  1.16 to 1.38   3,845,989       1.95%        1.20% to 2.05%       11.82% to 13.46%
   2003        2,148,341  1.02 to 1.22   2,327,459       0.15%        1.20% to 1.90%        0.28% to 22.98%
   2002 (a)      852,323       0.83        709,389       0.00%              1.40%                -16.77%
Oppenheimer Capital Appreciation
   2006        4,050,875  1.17 to 1.42   5,448,645       0.19%        1.20% to 2.40%         5.13% to 6.40%
   2005        4,257,576  1.10 to 1.34   5,339,977       0.69%        1.20% to 2.40%         2.13% to 3.61%
   2004        4,037,186  1.06 to 1.29   4,766,235       0.20%        1.20% to 2.40%         3.83% to 5.34%
   2003        2,307,305  1.01 to 1.23   2,499,721       0.24%        1.20% to 2.20%        1.20% to 28.88%
   2002 (a)      890,405       0.81        722,898       0.00%              1.40%                -21.48%
Oppenheimer High Income
   2006       23,765,470  1.15 to 1.40  33,078,290       6.63%        1.20% to 2.65%         6.38% to 7.93%
   2005       18,941,350  1.09 to 1.30  24,423,870       5.55%        1.20% to 2.65%         -0.66% to .79%
   2004       13,310,080  1.09 to 1.29  16,999,974       4.97%        1.20% to 2.65%         5.89% to 7.43%
   2003        6,600,255  1.03 to 1.20   7,815,040       6.05%        1.20% to 2.65%        0.21% to 22.08%
   2002 (a)      674,348       0.95      1,000,841       0.00%              1.40%                -5.36%
Oppenheimer International Growth
   2006        3,501,651  1.69 to 2.45   7,613,127       0.36%        1.20% to 2.35%       26.26% to 27.71%
   2005        3,431,766  1.32 to 1.92   5,809,847       0.67%        1.20% to 2.35%       11.95% to 13.58%
   2004        3,348,584  1.17 to 1.70   4,905,781       1.08%        1.20% to 2.35%       14.08% to 15.75%
   2003        1,587,876  1.01 to 1.47   1,895,546       0.83%        1.20% to 2.30%       -0.01% to 43.52%
   2002 (a)      323,095       0.71        230,222       0.00%              1.40%                -29.61%
Putnam VT Growth and Income
   2006        1,766,558  1.33 to 1.59   2,662,682       1.43%        1.20% to 2.05%       13.57% to 14.53%
   2005        1,628,299  1.16 to 1.39   2,132,396       1.49%        1.20% to 2.05%         2.48% to 3.98%
   2004        1,488,016  1.12 to 1.34   1,852,135       1.50%        1.20% to 2.05%         8.21% to 9.79%
   2003        1,117,080  1.02 to 1.23   1,234,411       1.41%        1.20% to 1.90%        7.90% to 25.61%
   2002 (a)      296,889       0.81        241,935       0.00%              1.40%                -18.51%

                         AT DECEMBER 31                             FOR THE YEARS ENDED DECEMBER 31
             --------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                 INVESTMENT       EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             --------------------------------------  --------------------------------------------------------
Putnam VT International Growth
   2006        6,948,503  1.64 to 2.02   13,285,151       0.62%        1.20% to 2.65%       24.39% to 26.20%
   2005        7,919,801  1.30 to 1.60   12,022,953       1.46%        1.20% to 2.65%        9.27% to 10.86%
   2004        8,475,391  1.18 to 1.45   11,580,995       1.38%        1.20% to 2.65%       13.16% to 14.81%
   2003        6,281,267  1.03 to 1.27    7,272,213       0.83%        1.20% to 2.65%        3.70% to 26.75%
   2002 (a)    1,418,042       0.81       1,302,512       0.00%             1.40%               -19.05%
Putnam VT New Opportunities
   2006          299,022  1.25 to 1.59      438,433       0.00%        1.20% to 2.05%         6.36% to 7.27%
   2005          302,714  1.17 to 1.48      409,320       0.11%        1.20% to 2.05%         7.13% to 8.69%
   2004          288,771  1.08 to 1.36      361,736       0.00%        1.20% to 2.05%         7.42% to 8.99%
   2003          271,984  0.99 to 1.25      295,198       0.00%        1.20% to 1.55%        6.99% to 30.60%
   2002 (a)       88,859       0.76          67,578       0.00%             1.40%                -23.95%
Putnam VT New Value
   2006        2,298,449  1.44 to 1.75    3,784,208       1.02%        1.20% to 2.30%       13.38% to 14.63%
   2005        2,170,683  1.27 to 1.53    3,114,875       0.82%        1.20% to 2.30%         3.13% to 4.63%
   2004        1,618,549  1.24 to 1.47    2,209,870       0.65%        1.20% to 1.85%       12.41% to 14.05%
   2003          773,952  1.09 to 1.29      889,893       0.84%        1.20% to 1.90%       12.90% to 30.64%
   2002 (a)      164,533       0.83         137,040       0.00%             1.40%               -16.71%
Putnam VT Voyager
   2006          786,444  1.08 to 1.33      972,828       0.11%        1.20% to 1.85%         3.51% to 4.18%
   2005          865,041  1.04 to 1.27    1,018,315       0.62%        1.20% to 2.30%         2.94% to 4.44%
   2004          813,029  1.00 to 1.22      898,769       0.24%        1.20% to 2.30%         2.26% to 3.78%
   2003          610,427  0.96 to 1.17      635,247       0.30%        1.20% to 1.90%        5.63% to 23.18%
   2002 (a)      288,014       0.78         178,094       0.00%             1.40%               -21.89%
Van Kampen Comstock
   2006        5,251,105  1.42 to 1.70    8,815,354       1.27%        1.20% to 2.40%       13.30% to 14.66%
   2005        5,174,873  1.25 to 1.48    7,576,060       0.80%        1.20% to 2.40%         1.39% to 2.87%
   2004        3,155,382  1.23 to 1.45    4,490,631       0.60%        1.20% to 2.40%       14.36% to 16.03%
   2003 (b)    1,229,156  1.07 to 1.25    1,507,649       0.00%        1.20% to 2.40%         1.44% to 9.49%
Van Kampen Strategic Growth
   2006          314,658  1.32 to 1.36      427,206       0.00%        1.20% to 1.80%         0.80% to 1.40%
   2005          299,039  1.12 to 1.34      400,604       0.01%        1.20% to 2.05%         4.83% to 6.36%
   2004          201,893  1.24 to 1.26      254,303       0.00%        1.20% to 1.65%         3.98% to 5.50%
   2003 (b)      119,599  1.18 to 1.19      142,785       0.00%         1.2% to 1.70%         0.97% to 6.81%
Van Kampen Growth and Income
   2006        2,218,664  1.48 to 1.72    3,771,279       0.86%        1.20% to 2.05%       13.63% to 14.59%
   2005        1,668,652  1.30 to 1.51    2,475,426       0.63%        1.20% to 2.05%         6.86% to 8.41%
   2004          729,450  1.36 to 1.39      998,169       0.50%        1.20% to 1.85%       11.14% to 12.76%
   2003 (b)      208,298  1.21 to 1.24      252,779       0.00%        1.20% to 1.80%        8.75% to 10.69%
Waddell & Reed Balanced
   2006       58,000,608  1.08 to 4.54  171,844,690       1.29%        0.15% to 2.40%        8.58% to 11.04%
   2005       67,925,793  0.99 to 4.09  192,091,468       1.15%        0.15% to 2.40%         2.27% to 4.86%
   2004       79,627,064  0.95 to 3.90  228,371,804       1.39%        0.15% to 2.40%         6.06% to 8.77%
   2003       86,130,915  0.89 to 3.63  246,795,946       0.66%        0.15% to 2.05%        1.89% to 20.87%
   2002       96,126,456  0.74 to 3.03  242,627,878       0.00%        0.15% to 1.40%      -10.25% to -9.12%
Waddell & Reed Growth
   2006       96,900,539  0.70 to 4.03  181,963,428       0.00%        0.15% to 2.40%         2.55% to 4.88%
   2005       83,103,450  0.68 to 3.88  176,693,639       0.00%        0.15% to 2.40%        8.33% to 11.06%
   2004       79,382,363  0.62 to 3.53  175,548,922       0.27%        0.15% to 2.35%         0.61% to 4.92%
   2003       79,974,037  0.61 to 3.46  192,077,415       0.00%        0.15% to 1.90%        1.70% to 25.26%
   2002       89,698,886  0.56 to 2.79  181,641,666       0.00%        0.15% to 1.40%     -32.49% to -25.55%

                         AT DECEMBER 31                              FOR THE YEARS ENDED DECEMBER 31
             --------------------------------------  --------------------------------------------------------
                            UNIT FAIR
                UNITS     VALUE LOWEST                 INVESTMENT       EXPENSE RATIO         TOTAL RETURN
             OUTSTANDING   TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
             -----------------------------------------------------  -----------------------------------------
Waddell & Reed International Value
   2006       86,511,798  1.63 to 4.87  244,925,985       2.42%        0.15% to 2.65%       26.24% to 29.42%
   2005       84,552,153  1.29 to 3.77  198,919,230       2.13%        0.15% to 2.65%        8.26% to 11.00%
   2004       75,725,803  1.18 to 3.39  176,860,398       1.10%        0.15% to 2.65%       18.36% to 22.49%
   2003       69,210,848  1.09 to 2.77  145,621,007       1.78%        0.15% to 2.65%       -4.91% to 50.04%
   2002       69,117,878  0.76 to 1.89  107,934,334       0.00%        0.15% to 1.40%     -18.96% to -17.94%
Waddell & Reed Small Cap Growth
   2006       44,322,293  1.26 to 2.76   83,041,675       0.00%        0.15% to 2.40%         2.57% to 4.90%
   2005       46,104,272  1.23 to 2.63   87,797,909       0.00%        0.15% to 2.40%        9.94% to 12.71%
   2004       46,293,461  1.11 to 2.34   83,836,348       0.00%        0.15% to 2.40%       11.26% to 14.12%
   2003       48,087,823  1.01 to 2.05   80,974,858       0.00%        0.15% to 2.30%        2.26% to 47.76%
   2002       50,956,068  0.69 to 1.39   61,064,365       0.00%        0.15% to 1.40%     -32.75% to -31.90%
Waddell & Reed Value
   2006       49,926,067  1.21 to 2.96   90,006,872       1.81%        0.15% to 2.40%       14.12% to 16.71%
   2005       45,637,820  1.05 to 2.54   78,226,417       1.44%        0.15% to 2.40%         1.70% to 4.27%
   2004       40,557,151  1.02 to 2.43   74,124,351       1.07%        0.15% to 2.40%       10.55% to 14.53%
   2003       39,892,772  0.90 to 2.12   68,458,346       0.54%        0.15% to 1.95%        2.07% to 26.87%
   2002       44,175,977  0.72 to 1.67   62,482,210       0.00%        0.15% to 1.40%     -16.50% to -15.45%
Waddell & Reed Micro-Cap Growth
   2006       13,123,570  1.44 to 2.16   23,131,863       0.00%        0.15% to 2.40%        9.61% to 12.10%
   2005       13,625,768  1.31 to 1.95   22,102,445       0.00%        0.15% to 2.40%       17.72% to 20.69%
   2004       13,551,857  1.11 to 1.63   18,880,273       0.00%        0.15% to 2.40%        7.17% to 11.83%
   2003       17,493,441  1.04 to 1.50   23,278,419       0.00%        0.15% to 1.80%        2.89% to 73.88%
   2002       16,079,775  0.68 to 0.96   14,309,710       0.00%        0.15% to 1.40%     -44.43% to -43.73%
Waddell & Reed Small Cap Value
   2006       40,639,526  1.30 to 2.24   74,928,999       5.63%        0.15% to 2.40%       14.08% to 16.67%
   2005       37,056,963  1.14 to 1.94   61,221,795       0.00%        0.15% to 2.40%         1.43% to 3.99%
   2004       29,511,761  1.12 to 1.89   49,789,092       0.00%        0.15% to 2.40%       11.62% to 14.85%
   2003       23,557,729  1.11 to 1.66   36,825,287       0.00%        0.15% to 2.30%        0.59% to 59.63%
   2002       23,025,937  1.03 to 1.13   25,038,865       0.00%        0.15% to 1.40%     -21.09% to -20.10%
Waddell & Reed Core Equity
   2006       15,585,074  0.98 to 1.46   19,334,568       0.96%        0.15% to 2.35%       14.28% to 16.81%
   2005       14,310,373  0.85 to 1.27   14,988,107       0.36%        0.15% to 2.35%         6.17% to 8.84%
   2004       13,227,660  0.79 to 1.18   12,366,101       0.65%        0.15% to 2.35%         6.70% to 9.40%
   2003       13,738,232  0.73 to 1.09   11,553,656       0.71%        0.15% to 1.70%        3.31% to 21.15%
   2002       16,313,415  0.61 to 0.79   11,773,521       0.00%        0.15% to 1.40%     -29.14% to -28.25%
Waddell & Reed Asset Strategy
   2006       38,914,368  1.62 to 1.73   66,306,387       2.99%        1.20% to 2.40%       17.31% to 18.72%
   2005       19,144,029  1.38 to 1.45   27,458,131       1.52%        1.20% to 2.40%       21.03% to 22.80%
   2004        4,443,666  1.14 to 1.18    5,177,416       2.85%        1.20% to 2.40%       10.34% to 14.63%
   2003 (b)      439,489  1.05 to 1.06      464,746       3.71%        1.20% to 1.95%         1.41% to 6.01%
Waddell & Reed International Growth
   2006       11,709,857  1.49 to 1.75   18,821,964       0.76%        1.20% to 2.65%       17.83% to 19.55%
   2005        7,476,234  1.26 to 1.46   10,108,539       3.02%        1.20% to 2.65%       13.44% to 15.09%
   2004        3,475,303  1.11 to 1.27    4,150,552       1.14%        1.20% to 2.65%       11.02% to 12.64%
   2003 (b)      841,932  1.07 to 1.13      949,442       2.04%        1.20% to 2.65%       -1.69% to 13.69%
Waddell & Reed Science & Technology
   2006       15,322,356  1.39 to 1.56   22,515,381       0.00%        1.20% to 2.35%         5.37% to 6.59%
   2005       11,385,674  1.32 to 1.46   15,714,685       0.00%        1.20% to 2.35%       14.19% to 15.85%
   2004        4,863,259  1.15 to 1.26    5,848,726       0.00%        1.20% to 2.35%       13.21% to 16.26%
   2003 (b)      369,779        1.10        406,684       0.00%        1.20% to 1.85%        2.19% to 11.50%

                                                       AT DECEMBER 31                  FOR THE YEARS ENDED DECEMBER 31
                                           -------------------------------------  ------------------------------------------
                                                         UNIT FAIR                INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                              UNITS     VALUE LOWEST                INCOME      LOWEST TO       LOWEST TO
                                           OUTSTANDING   TO HIGHEST   NET ASSETS    RATIO*      HIGHEST**       HIGHEST***
                                           -----------  ------------  ----------  ----------  -------------  ---------------
Waddell & Reed Bond
   2006                                     15,061,603  1.03 to 1.06  16,008,249     6.50%    1.25% to 2.35%   1.83% to 2.95%
   2005                                      7,049,914  1.01 to 1.03   7,278,080     7.21%    1.25% to 2.35%  -0.74% to 0.36%
   2004 (c)                                  2,028,373  1.02 to 1.03   2,086,600    17.28%    1.25% to 2.35%   2.12% to 2.86%
Waddell & Reed Dividend Income
   2006                                      6,955,649  1.35 to 1.39   9,676,972     1.61%    1.25% to 2.35% 13.23% to 14.48%
   2005                                      4,462,148  1.19 to 1.22   5,422,956     1.50%    1.25% to 2.35% 10.41% to 11.63%
   2004 (c)                                  1,747,164  1.08 to 1.09   1,902,163     2.00%    1.25% to 2.35%   8.08% to 8.86%
Waddell & Reed High Income
   2006                                     16,649,803  1.15 to 1.18  19,709,878     9.28%    1.25% to 2.35%   7.71% to 8.90%
   2005                                     10,011,438  1.07 to 1.09  10,882,992    10.51%    1.25% to 2.35%   0.17% to 1.27%
   2004 (c)                                  3,775,548  1.07 to 1.07   4,052,569    22.73%    1.25% to 2.35%   6.55% to 7.33%
Waddell & Reed Limited-Term Bond
   2006                                      3,010,332  1.01 to 1.04   3,127,353     4.13%    1.25% to 2.35%   1.55% to 2.67%
   2005                                      2,302,898  0.99 to 1.01   2,330,119     5.12%    1.25% to 2.35%  -.067% to 0.42%
   2004 (c)                                    723,396  1.00 to 1.01     728,864     9.18%    1.25% to 2.35%   0.02% to 0.75%
Waddell & Reed Money Market
   2006                                      5,235,493  1.02 to 1.04   5,445,238     4.40%    1.25% to 2.35%   1.91% to 3.04%
   2005                                      1,255,883  1.00 to 1.01   1,267,807     2.46%    1.25% to 2.35%   0.13% to 1.23%
   2004 (c)                                  1,211,226  0.99 to 1.00   1,207,920     0.79%    1.25% to 2.35% -1.00% to -0.27%
Waddell & Reed Mortgage Securities
   2006                                     11,476,714  1.06 to 1.09  12,466,176     3.95%    1.25% to 2.35%   2.35% to 3.48%
   2005                                     15,654,716  1.03 to 1.05  16,432,550     3.53%    1.25% to 2.35%  -0.37% to 0.73%
   2004 (d)                                 16,466,798  1.04 to 1.04  17,159,418     2.11%    1.25% to 2.35%   3.51% to 4.19%
Waddell & Reed Real Estate Securities
   2006                                      6,708,389  1.80 to 1.85  12,424,627     1.57%    1.25% to 2.35% 27.07% to 28.47%
   2005                                      4,922,247  1.42 to 1.44   7,096,518     0.96%    1.25% to 2.35%   8.26% to 9.46%
   2004 (d)                                  7,248,663  1.31 to 1.32   9,546,752     0.77%    1.25% to 2.35% 30.82% to 31.68%
Waddell & Reed Global Natural Resources
   2006                                     14,086,394  1.52 to 1.55  21,801,639     4.75%    1.20% to 2.35% 22.59% to 24.00%
   2005 (e)                                  6,075,228  1.24 to 1.25   7,594,590     0.00%    1.20% to 2.35% 23.82% to 25.03%
Waddell & Reed Mid Cap Growth
   2006                                      6,455,194  1.27 to 1.29   8,325,225     0.48%    1.20% to 2.35%   5.62% to 7.27%
   2005 (e)                                  3,647,055  1.19 to 1.20   4,387,548     0.00%    1.20% to 2.35% 19.16% to 20.33%
Waddell & Reed Energy
   2006 (f)                                  2,952,660      0.92       2,729,073     0.60%    1.25% to 2.35% -8.27% to -7.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presensented.

(a)  Period from May 1, 2002 (commencement of operations) to December 31, 2002.

(b) Period from September 22, 2003 (commencement of operations) to December 31, 2003.

(c)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(d)  Period from May 27, 2004 (commencement of operations) to December 31, 2004.

(e)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(f)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(g) Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2006, 2005 AND 2004

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


/s/ KPMG LLP
------------------------------------

March 12, 2007

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                                 (In thousands)

                                                                             2006          2005
                                                                         -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value
      (amortized cost $5,263,368 and $5,095,516)                         $ 5,326,567   $ 5,190,234
   Equity securities, at fair value (cost $576,887 and $577,658)             725,807       683,290
   Mortgage loans, net                                                     1,133,784     1,020,427
   Real estate, net                                                              755         2,261
   Finance receivables, net                                                  162,991       146,408
   Policy loans                                                              297,312       279,699
   Private equity investments (cost $286,700 and $244,458)                   325,619       268,535
   Fixed maturity securities on loan, at fair value
      (amortized cost $1,308,071 and $1,275,628)                           1,306,167     1,278,941
   Equity securities on loan, at fair value (cost $54,495 and $89,165)        79,215       119,087
   Other invested assets                                                      42,859        23,574
                                                                         -----------   -----------
      Total investments                                                    9,401,076     9,012,456
   Cash and cash equivalents                                                 165,075       284,283
   Securities held as collateral                                           1,430,984     1,439,254
   Deferred policy acquisition costs                                         872,581       823,757
   Accrued investment income                                                  83,005        81,129
   Premiums and fees receivable                                              154,548       143,573
   Property and equipment, net                                                80,513        76,921
   Reinsurance recoverables                                                  788,006       744,458
   Goodwill and intangible assets, net                                        32,452        21,052
   Other assets                                                               90,852        62,362
   Separate account assets                                                12,272,433    10,600,016
                                                                         -----------   -----------
         Total assets                                                    $25,371,525   $23,289,261
                                                                         ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                  $ 5,073,270   $ 5,006,386
   Future policy and contract benefits                                     2,124,904     2,073,846
   Pending policy and contract claims                                        225,503       205,557
   Other policyholder funds                                                  675,161       636,441
   Policyholder dividends payable                                             42,877        43,438
   Unearned premiums and fees                                                266,139       227,684
   Income tax liability:
      Current                                                                 19,349        16,662
      Deferred                                                               184,513       174,136
   Other liabilities                                                         485,344       422,723
   Notes payable                                                             125,000       125,000
   Securities lending collateral                                           1,430,984     1,439,254
   Separate account liabilities                                           12,272,433    10,600,016
                                                                         -----------   -----------
      Total liabilities                                                   22,925,477    20,971,143
                                                                         -----------   -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                   5,000         5,000
   Additional paid in capital                                                 81,632        81,632
   Accumulated other comprehensive income                                    158,231       140,106
   Retained earnings                                                       2,201,185     2,091,380
                                                                         -----------   -----------
      Total stockholder's equity                                           2,446,048     2,318,118
                                                                         -----------   -----------
         Total liabilities and stockholder's equity                      $25,371,525   $23,289,261
                                                                         ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                          2006         2005         2004
                                                       ----------   ----------   ----------
Revenues:
   Premiums                                            $1,308,939   $1,183,836   $1,078,586
   Policy and contract fees                               454,153      399,676      382,048
   Net investment income                                  500,400      487,013      459,612
   Net realized investment gains                           53,403       64,955       73,862
   Finance charge income                                   44,792       40,130       37,694
   Commission income                                       55,885       62,110       40,589
   Other income                                            32,648       30,820       21,273
                                                       ----------   ----------   ----------
      Total revenues                                    2,450,220    2,268,540    2,093,664
                                                       ----------   ----------   ----------
Benefits and expenses:
   Policyholder benefits                                1,314,341    1,142,724    1,027,760
   Interest credited to policies and contracts            275,787      274,511      280,618
   General operating expenses                             413,174      409,664      389,924
   Commissions                                            159,545      144,787      143,633
   Administrative and sponsorship fees                     59,279       60,193       63,057
   Dividends to policyholders                              10,154        9,010       15,331
   Interest on notes payable                               10,318       10,290       10,391
   Amortization of deferred policy acquisition costs      184,632      162,510      169,888
   Capitalization of policy acquisition costs            (224,272)    (218,071)    (206,061)
                                                       ----------   ----------   ----------
      Total benefits and expenses                       2,202,958    1,995,618    1,894,541
                                                       ----------   ----------   ----------
         Income from operations before taxes              247,262      272,922      199,123
   Income tax expense (benefit):
      Current                                              72,736       67,572       17,445
      Deferred                                             (1,084)      20,073       42,821
                                                       ----------   ----------   ----------
         Total income tax expense                          71,652       87,645       60,266
                                                       ----------   ----------   ----------
            Net income                                 $  175,610   $  185,277   $  138,857
                                                       ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL        INCOME       EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2004:
   Balance, beginning of year                       $  5,000     $ 3,000       $213,667     $1,795,285     $2,016,952
      Comprehensive income:
         Net income                                       --          --             --        138,857        138,857
         Other comprehensive income                       --          --          9,354             --          9,354
                                                                                                           ----------
            Total comprehensive income                                                                        148,211
      Dividends to stockholder                            --          --             --        (15,539)       (15,539)
      Contributions to additional paid in capital         --      58,164             --             --         58,164
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $61,164       $223,021     $1,918,603     $2,207,788
                                                    ========     =======       ========     ==========     ==========
2005:
   Balance, beginning of year                       $  5,000     $61,164       $223,021     $1,918,603     $2,207,788
      Comprehensive income:
         Net income                                       --          --             --        185,277        185,277
         Other comprehensive loss                         --          --        (82,915)            --        (82,915)
                                                                                                           ----------
            Total comprehensive income                                                                        102,362
      Dividends to stockholder                            --          --             --        (12,500)       (12,500)
      Contributions to additional paid in capital         --      20,468             --             --         20,468
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $81,632       $140,106     $2,091,380     $2,318,118
                                                    ========     =======       ========     ==========     ==========
2006:
   Balance, beginning of year                       $  5,000     $81,632       $140,106     $2,091,380     $2,318,118
      Comprehensive income:
         Net income                                       --          --             --        175,610        175,610
         Other comprehensive income                       --          --         18,125             --         18,125
                                                                                                           ----------
            Total comprehensive income                                                                        193,735
      Dividends to stockholder                            --          --             --        (65,805)       (65,805)
                                                    --------     -------       --------     ----------     ----------
   Balance, end of year                             $  5,000     $81,632       $158,231     $2,201,185     $2,446,048
                                                    ========     =======       ========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                 2006          2005          2004
                                                             -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   175,610   $   185,277   $   138,857
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       247,040       245,990       248,103
      Fees deducted from policy and contract balances           (415,193)     (362,149)     (352,028)
      Change in future policy benefits                            59,662        31,532        40,541
      Change in other policyholder liabilities, net               55,994        38,420         9,006
      Amortization of deferred policy acquisition costs          184,632       162,510       169,888
      Capitalization of policy acquisition costs                (224,272)     (218,071)     (206,061)
      Change in premiums and fees receivable                     (10,975)       (5,995)          375
      Deferred tax provision                                      (1,084)       20,073        42,821
      Change in income tax liabilities - current                   2,687        (7,795)       (7,972)
      Net realized investment gains                              (53,403)      (64,955)      (73,862)
      Change in reinsurance recoverables                         (43,548)      (17,308)      (50,027)
      Other, net                                                  42,974        51,442        90,532
                                                             -----------   -----------   -----------
         Net cash provided by operating activities                20,124        58,971        50,173
                                                             -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                     988,202     1,215,098     1,538,904
   Equity securities                                             558,248       453,427       537,399
   Mortgage loans                                                     --         5,134         3,239
   Real estate                                                     1,265           960         1,276
   Private equity investments                                     50,154        56,320        63,623
   Other invested assets                                           1,302        10,875        23,619
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     918,091     2,269,649     1,262,636
   Mortgage loans                                                 91,063       126,754        79,356
Purchases and originations of:
   Fixed maturity securities                                  (2,164,474)   (3,541,554)   (3,077,269)
   Equity securities                                            (446,201)     (378,814)     (477,434)
   Mortgage loans                                               (204,361)     (341,115)     (119,806)
   Real estate                                                        --        (1,451)       (1,324)
   Private equity investments                                    (75,117)      (61,273)      (51,265)
   Other invested assets                                            (286)      (10,815)      (21,779)
Finance receivable originations or purchases                    (129,808)     (116,758)     (109,989)
Finance receivable principal payments                            107,796       102,356        89,283
Securities in transit                                             15,637        (4,271)     (109,734)
Other, net                                                       (44,085)      (31,452)      (23,196)
                                                             -----------   -----------   -----------
      Net cash used for investing activities                    (332,574)     (246,930)     (392,461)
                                                             -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts           2,172,597     1,898,405     1,814,146
Withdrawals from annuity and insurance contracts              (1,932,688)   (1,625,017)   (1,546,611)
Contributed capital                                                   --         6,900        55,000
Dividends paid to stockholder                                    (65,000)      (12,500)           --
Other, net                                                        18,333         7,946        (6,268)
                                                             -----------   -----------   -----------
      Net cash provided by financing activities                  193,242       275,734       316,267
                                                             -----------   -----------   -----------
Net (decrease) increase in cash and cash equivalents            (119,208)       87,775       (26,021)
Cash and cash equivalents, beginning of year                     284,283       196,508       222,529
                                                             -----------   -----------   -----------
Cash and cash equivalents, end of year                       $   165,075   $   284,283   $   196,508
                                                             ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, Securian Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. The Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

     IN THOUSANDS                                 2006         2005          2004
     ------------                              ----------   ----------   ----------
     Individual Financial Security             $  456,898   $  444,513   $  452,807
     Financial Services                           288,028      294,034      270,687
     Group Insurance                            1,166,882    1,011,920      888,030
     Retirement                                   335,327      339,253      343,311
     Subsidiaries and corporate product line      203,085      178,820      138,829
                                               ----------   ----------   ----------
        Total                                  $2,450,220   $2,268,540   $2,093,664
                                               ==========   ==========   ==========

     The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     Effective December 30, 2005, ownership of Securian Life Insurance Company was transferred to the Company from Securian Financial Group, Inc, in the form of a capital contribution. See note 19 for additional description of this transaction.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiaries (Allied). See note 15 for additional description of this transaction.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. Prior to 2005, Allied's results were reported on a one month lag. Beginning in 2005, this lag in reporting has been eliminated. Neither the effect of the month lag in 2004, nor eliminating it in 2005 had a material affect on the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

     COMMISSION REVENUE

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Refunds of commissions for cancelled policies are issued based on the unearned portion of the premium payments.

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(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities, including all interest-only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker/dealer survey values or internal estimates.

     Marketable equity securities are classified as available-for-sale and are carried at fair value. Mutual funds and exchange traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that amounts due for principal and interest will not be collected in accordance with the contractual terms. Impaired mortgage loans are valued at the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the underlying collateral, if the loan is collateral dependent.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices, generally private placement securities, securities that do not trade regularly, and embedded derivatives, an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the administrator from whom cash flows are distributed for these certain structured securities. As of December 31, 2006, 82.5% of the fair values of fixed maturity securities were obtained from quoted market prices, 17.1% from the internal methods described above and 0.4% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company's derivative instrument holdings are carried at fair value. All derivatives are recorded as non-hedge transactions. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities of high credit quality, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     For interest-only securities and mortgage-backed securities not of high credit quality, the Company recognizes the excess of all cash flows, including estimated prepayments, attributable to the security estimated at the acquisition date over the initial investment using the effective yield method with adjustments made as a result of subsequent cash flow information recorded prospectively. If the fair value of the security has declined below its carrying amount, the Company will write the security down to fair value if the decline is deemed other-than-temporary.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $12,888,000 and $15,109,000 at December 31, 2006 and 2005, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2006 and 2005 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2006 and 2005 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategy for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains and losses on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net investment income on the consolidated statements of operations. Derivative instruments had an immaterial impact on the Company's 2006, 2005 and 2004 consolidated statements of operations.

     The Company offers a variable payout annuity product with periodic payments that are guaranteed to never fall below an amount that is established at contract inception. This amount is referred to as the guaranteed minimum payment. All deposits, net of expenses, are allocated to a single investment option based upon the S&P 500 index and the periodic payment is adjusted at the beginning of each period based upon investment performance. In the event that the new payment amount falls below the guaranteed minimum payment, the Company will make up the difference. In 2006, the Company began offering an indexed life product which has an investment option based upon the performance of the S&P 500. For this investment option, the S&P 500 is used as the basis for crediting interest, with a cap and floor. These guarantees expose the Company to equity market risk, which represents an embedded derivative in the case of the annuity product and market exposure in the life product. The Company is using an economic hedge in its efforts to minimize the financial risk associated with the product's guaranteed payment. The Company holds both interest rate swaps and futures contracts which are used to economically hedge the change in fair value of periodic guaranteed minimum payments owed to policyholders.

     The Company entered into certain interest rate futures contracts to manage duration within certain total return managed portfolios within the general account. These contracts could qualify for hedge accounting, but due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of the Company's foreign currency economic hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains and losses on the consolidated statements of operations. As of December 31, 2006 and 2005, the Company reported $24,646,000 and $7,419,000, respectively, as derivative instruments, which is included in other invested assets on the consolidated balance sheets. In 2006, 2005, and 2004, the change in fair value of these securities included in realized capital gains was $90,000, $45,000 and $1,013,000, respectively. For cash flow presentation, the proceeds and purchases from certain mortgage dollar roll securities are included in fixed maturity securities and equity securities.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined on the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in realized gains and losses on the statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the debt security or the remaining cost basis of the equity security. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors, and the manager's intent and ability to hold the security. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment.

     Total other-than-temporary impairments for fixed maturity securities were $31,356,000 for the year ended December 31, 2006, of which $30,328,000 was interest rate related and $1,028,000 was credit related. For the years ended December 31, 2005 and 2004, other-than-temporary impairments for fixed maturity securities were $6,683,000 and $6,684,000, respectively, all of which were credit related.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2006, 2005 and 2004 were $0, $1,212,000 and $1,728,000 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2006, 2005 and 2004 were $10,868,000, $9,088,000 and $13,863,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2006 and 2005.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     The income from these investments is recorded in net investment income and was $1,253,000, $1,232,000, and $1,762,000 for the years ended December 31,
     2006, 2005, and 2004, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2006 and 2005 were $1,385,382,000 and $1,398,028,000, respectively. As of December 31, 2006 and 2005, the collateral associated with securities lending was $1,430,984,000 and $1,439,254,000, respectively.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2006 and 2005, the fair value of these investments included with equity securities as required by Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1), was $27,085,000 and $40,431,000, respectively.

     RISKS

     The following is a description of the most significant risks facing the
     Company:

     CREDIT RISK:

     Credit risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor and industry and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company actively monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participates in a securities lending program where it receives collateral assets in exchange for loaned securities. As collateral assets, the Company receives shares in an Enhanced Yield Trust, a Collateral Investment Term Trust, certain Lehman Brothers investments and various other assets. The Company has a concentrated credit risk in that its collateral investment in the Enhanced Yield Trust was $1,075,173,000 and $801,191,000 as of December 31, 2006 and
          2005, respectively. Additionally, concentrated credit risk exists in its Collateral Investment Term Trust, which totaled $336,953,000 and $0 as of December 31, 2006 and 2005, respectively.

          Although the Company's securities lending program involves certain credit risk and specific concentrated credit risk, the Company believes the high quality of the collateral received and the Company's monitoring policies and procedures assists in minimizing the likelihood of material losses under these arrangements.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2006, approximately 97% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company held a limited number of derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain annuity products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recoded as earned. Accrued and uncollected finance charges, interest, and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are both 60 days past due with collateral that is deemed inadequate. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption is 8% at December 31, 2006. Factors regarding economic outlook, as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to that produced using the historical long-term assumptions. The effects of this modified yield assumption are reflected annually in the consolidated statements of operations. This modified yield assumption is not permitted to be negative or in excess of 15%, per annum, during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations. DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 18. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit. Changes in deferred sales inducements for the period ended December 31 were as follows:

     IN THOUSANDS                    2006     2005
     ------------                   ------   ------
     Balance at beginning of year   $1,162   $  250
     Capitalization                    487      938
     Amortization and interest           2      (26)
                                    ------   ------
     Balance at end of year         $1,651   $1,162
                                    ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     SOFTWARE CAPITALIZATION

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized costs of $31,712,000 and $28,082,000 as of December 31, 2006 and 2005, respectively, and amortized software expense of $11,510,000, $10,192,000 and $8,373,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $100,932,000 and $190,728,000 at December 31, 2006 and 2005,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2006, 2005, and 2004, was $11,514,000,
     $12,047,000, and $12,410,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases to the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life products as of December 31, 2006, the Company has assumed an average rate of investment yields ranging from 5.56% to 5.62%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 18. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if invested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2006 and 2005, the total participating business in force was $1,594,804,000 and $1,357,490,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2006 and 2005.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     NEW PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income. In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company will adopt the recognition of the funded status of its benefit plans as of December 31, 2007 and will adopt the requirement to measure the funded status as of the date of its year-end financial statements as of December 31, 2008. The Company is currently evaluating the effect of this statement on its consolidated results of operations and financial position.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007. The Company is currently evaluating the effect of this statement on its consolidated results of operations or financial position.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 is effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may be corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 is required for fiscal years beginning after December 15, 2006. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FIN 48 in 2007.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value remeasurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 is effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 155.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, the American Institute of Certified Public Accountants Accounting Standards Executive Committee issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of SOP 05-1.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     In September 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements.

     In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 in 2004 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of certain guarantees in products such as GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, revised 2003 (FAS 132(R)), EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POST RETIREMENT BENEFITS, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132(R) on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

     RECLASSIFICATION

     Certain 2005 and 2004 financial statement balances have been reclassified to conform to the 2006 presentation.

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities                   $392,210   $384,844   $367,978
     Equity securities                             20,997     21,360     14,368
     Mortgage loans                                70,711     68,160     62,182
     Real estate                                      (35)       (36)        29
     Policy loans                                  21,592     20,395     19,843
     Cash equivalents                               8,514      6,010      2,233
     Private equity investments                       302        296      4,909
     Other invested assets                          2,541      2,055      3,305
                                                 --------   --------   --------
        Gross investment income                   516,832    503,084    474,847
     Investment expenses                          (16,432)   (16,071)   (15,235)
                                                 --------   --------   --------
        Total                                    $500,400   $487,013   $459,612
                                                 ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities                   $(41,722)  $(16,256)  $  9,712
     Equity securities                             76,134     69,052     70,636
     Mortgage loans                                    --        617       (242)
     Real estate                                       --         --        (33)
     Private equity investments                    18,058     13,139     11,571
     Other invested assets                            933     (1,597)   (17,782)
                                                 --------   --------   --------
        Total                                    $ 53,403   $ 64,955   $ 73,862
                                                 ========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     IN THOUSANDS                                  2006       2005       2004
     ------------                                --------   --------   --------
     Fixed maturity securities
        Gross realized gains                     $  6,189   $ 10,290   $ 24,167
        Gross realized losses                     (47,911)   (26,546)   (14,455)
     Equity securities:
        Gross realized gains                       95,587     84,573     94,704
        Gross realized losses                     (19,453)   (15,521)   (24,068)
     Private equity investments:
        Gross realized gains                       29,165     22,625     26,852
        Gross realized losses                     (11,107)    (9,486)   (15,281)

     Net accumulated unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     IN THOUSANDS                                             2006       2005
     ------------                                           --------   --------
     Gross unrealized gains                                 $341,570   $346,076
     Gross unrealized losses                                 (73,566)   (91,051)
     Adjustment to deferred policy acquisition costs          (7,358)   (16,542)
     Adjustment to reserves                                  (15,040)   (23,595)
     Adjustment to unearned policy and contract fees           1,328      2,459
                                                            --------   --------
                                                             246,934    217,347
     Deferred federal income taxes                           (88,703)   (77,241)
                                                            --------   --------
        Net accumulated unrealized gains                    $158,231   $140,106
                                                            ========   ========

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   ------------------      FAIR
     DECEMBER 31, 2006                          COST        GAINS     LOSSES      VALUE
     -------------------------------------   ----------   --------   -------   ----------
     U.S. government                         $   26,962   $    539   $   249   $   27,252
     Agencies not backed by the full faith
        and credit of the U.S. government        22,881      1,631        64       24,448
     Foreign governments                          1,753         80        --        1,833
     Corporate securities                     3,357,554     68,208    26,939    3,398,823
     Asset-backed securities                    310,638      3,862     1,297      313,203
     Mortgage-backed securities               1,543,580     21,337     3,909    1,561,008
                                             ----------   --------   -------   ----------
        Total fixed maturities                5,263,368     95,657    32,458    5,326,567
     Equity securities - unaffiliated           576,887    152,183     3,263      725,807
                                             ----------   --------   -------   ----------
           Total                             $5,840,255   $247,840   $35,721   $6,052,374
                                             ==========   ========   =======   ==========

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   ------------------      FAIR
     DECEMBER 31, 2005                          COST        GAINS     LOSSES      VALUE
     -------------------------------------   ----------   --------   -------   ----------
     U.S. government                         $   29,599   $    272   $   190   $   29,681
     Agencies not backed by the full faith
        and credit of the U.S. government        19,974        958       101       20,831
     Foreign governments                          1,533        321        --        1,854
     Corporate securities                     3,359,380    104,925    27,007    3,437,298
     Asset-backed securities                    323,642     10,507     2,034      332,115
     Mortgage-backed securities               1,361,388     24,501    17,434    1,368,455
                                             ----------   --------   -------   ----------
        Total fixed maturities                5,095,516    141,484    46,766    5,190,234
     Equity securities - unaffiliated           577,658    114,425     8,793      683,290
                                             ----------   --------   -------   ----------
           Total                             $5,673,174   $255,909   $55,559   $5,873,524
                                             ==========   ========   =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   -----------------      FAIR
     DECEMBER 31, 2006                          COST       GAINS     LOSSES      VALUE
     -------------------------------------   ----------   -------   -------   ----------
     U.S. government                         $  100,177   $ 6,961   $   172   $  106,966
     Agencies not backed by the full faith
        and credit of the U.S. government        49,303     1,146        70       50,379
     Corporate securities                        81,885     1,558       695       82,748
     Asset-backed securities                      5,645        32        --        5,677
     Mortgage-backed securities               1,071,061     3,890    14,554    1,060,397
                                             ----------   -------   -------   ----------
        Total fixed maturities                1,308,071    13,587    15,491    1,306,167
     Equity securities - unaffiliated            54,495    26,306     1,586       79,215
                                             ----------   -------   -------   ----------
           Total                             $1,362,566   $39,893   $17,077   $1,385,382
                                             ==========   =======   =======   ==========

                                                           GROSS UNREALIZED
     IN THOUSANDS                             AMORTIZED   -----------------      FAIR
     DECEMBER 31, 2005                          COST       GAINS     LOSSES      VALUE
     -------------------------------------   ----------   -------   -------   ----------
     U.S. government                         $  102,714   $10,101   $   214   $  112,601
     Agencies not backed by the full faith
        and credit of the U.S. government        64,675     1,780       323       66,132
     Corporate securities                        42,665       264       584       42,345
     Asset-backed securities                      6,042       106        --        6,148
     Mortgage-backed securities               1,059,532     5,522    13,339    1,051,715
                                             ----------   -------   -------   ----------
        Total fixed maturities                1,275,628    17,773    14,460    1,278,941
     Equity securities - unaffiliated            89,165    31,757     1,835      119,087
                                             ----------   -------   -------   ----------
           Total                             $1,364,793   $49,530   $16,295   $1,398,028
                                             ==========   =======   =======   ==========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           AVAILABLE-FOR-SALE
                                                 AVAILABLE-FOR-SALE        SECURITIES ON LOAN
                                              -----------------------   -----------------------
                                               AMORTIZED      FAIR       AMORTIZED      FAIR
     IN THOUSANDS                                COST         VALUE        COST         VALUE
     ------------                             ----------   ----------   ----------   ----------
     Due in one year or less                  $   91,625   $   91,317   $   65,689   $   66,531
     Due after one year through five years     1,135,156    1,158,022       11,113       10,865
     Due after five years through ten years    1,931,106    1,938,668       92,803       94,721
     Due after ten years                         561,901      577,552       67,405       73,653
                                              ----------   ----------   ----------   ----------
                                               3,719,788    3,765,559      237,010      245,770
     Mortgage-backed securities                1,543,580    1,561,008    1,071,061    1,060,397
                                              ----------   ----------   ----------   ----------
        Total                                 $5,263,368   $5,326,567   $1,308,071   $1,306,167
                                              ==========   ==========   ==========   ==========

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $  8,345    $  8,449     $   104
        Greater than 12 months                       2,815       2,960         145
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                          6,442       6,498          56
        Greater than 12 months                       2,347       2,355           8
     Corporate securities
        Less than 12 months                        620,378     626,600       6,222
        Greater than 12 months                     728,310     749,027      20,717
     Mortgage and asset-backed securities
        Less than 12 months                        330,165     332,220       2,055
        Greater than 12 months                     337,796     340,947       3,151
     Equity securities - unaffiliated
        Less than 12 months                         27,963      30,382       2,419
        Greater than 12 months                      33,104      33,948         844
     Private equity investments
        Less than 12 months                         27,578      32,173       4,595
        Greater than 12 months                      44,387      54,710      10,323

     IN THOUSANDS                                                          UNREALIZED
     DECEMBER 31, 2005                           FAIR VALUE      COST        LOSSES
     -----------------------------------------   ----------   ----------   ----------
     U.S. government securities
        Less than 12 months                      $   12,878   $   13,066     $   188
        Greater than 12 months                          301          303           2
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                           6,120        6,171          51
        Greater than 12 months                        2,249        2,299          50
     Corporate securities
        Less than 12 months                       1,083,943    1,103,622      19,679
        Greater than 12 months                      198,267      205,595       7,328
     Mortgage and asset-backed securities
        Less than 12 months                         764,296      779,383      15,087
        Greater than 12 months                      104,656      109,037       4,381
     Equity securities - unaffiliated
        Less than 12 months                         151,291      159,418       8,127
        Greater than 12 months                        3,292        3,958         666
     Private equity investments
        Less than 12 months                          15,908       17,868       1,960
        Greater than 12 months                       48,564       63,163      14,599

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $ 23,694    $ 23,817     $   123
        Greater than 12 months                       3,732       3,781          49
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                          5,639       5,648           9
        Greater than 12 months                      11,417      11,478          61
     Corporate securities
        Less than 12 months                          8,136       8,192          56
        Greater than 12 months                      25,651      26,290         639
     Mortgage backed securities
        Less than 12 months                        211,358     213,139       1,781
        Greater than 12 months                     530,637     543,410      12,773
     Equity securities - unaffiliated
        Less than 12 months                          7,000       8,163       1,163
        Greater than 12 months                         987       1,410         423

     IN THOUSANDS                                                        UNREALIZED
     DECEMBER 31, 2005                           FAIR VALUE     COST       LOSSES
     -----------------------------------------   ----------   --------   ----------
     U.S. government securities
        Less than 12 months                       $ 17,418    $ 17,507     $    89
        Greater than 12 months                      15,551      15,676         125
     Agencies not backed by the full faith and
        credit of the U.S. government
        Less than 12 months                         32,905      33,217         312
        Greater than 12 months                       2,210       2,221          11
     Corporate securities
        Less than 12 months                         25,751      26,335         584
        Greater than 12 months                          --          --          --
     Mortgage backed securities
        Less than 12 months                        504,177     511,305       7,128
        Greater than 12 months                     162,432     168,643       6,211
     Equity securities - unaffiliated
        Less than 12 months                         12,855      14,377       1,522
        Greater than 12 months                         469         782         313

     Unrealized losses on fixed maturity securities are generally interest related rather than credit related and management has the ability and the intent to hold until recovery of amortized costs. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher within the next twelve months. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

     At December 31, 2006 and 2005, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2006 and 2005, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2006, 2005, and 2004 was zero.

     The Company did not collect any interest income on impaired mortgages in 2006, 2005, or 2004.

     At December 31, 2006 and 2005, fixed maturity securities and cash equivalents with a carrying value of $13,690,000 and $12,008,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2006 and 2005, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2006 and 2005 were $5,269,000 and $5,257,000, respectively are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

     IN THOUSANDS                                     MAXIMUM
     DECEMBER 31, 2006            TOTAL ASSETS   EXPOSURE TO LOSS
     --------------------------   ------------   ----------------
     Private equity investments      $44,673          $38,205
     Other invested assets             2,286            2,286

     IN THOUSANDS                                     MAXIMUM
     DECEMBER 31, 2005            TOTAL ASSETS   EXPOSURE TO LOSS
     --------------------------   ------------   ----------------
     Private equity investments      $51,968          $41,436
     Other invested assets             2,445            2,445

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

     IN THOUSANDS                            2006       2005
     ------------                          --------   --------
     Direct installment loans              $193,509   $171,889
     Retail installment notes                29,941     26,929
     Accrued interest                         3,537      3,065
                                           --------   --------
        Gross receivables                   226,987    201,883
     Unearned finance charges               (54,769)   (47,183)
     Allowance for uncollectible amounts     (9,227)    (8,292)
                                           --------   --------
           Finance receivables, net        $162,991   $146,408
                                           ========   ========

     Direct installment loans, at December 31, 2006 and 2005, consisted of $132,776,000 and $117,336,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,445,000 and $12,143,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2006 were as follows:

     IN THOUSANDS
     ------------
     2007                                                            $ 24,342
     2008                                                              50,841
     2009                                                              77,685
     2010                                                              16,021
     2011                                                                 977
     2012 and thereafter                                                2,352
                                                                     --------
        Total finance receivables, net of unearned finance charges    172,218
     Allowance for uncollectible amounts                               (9,227)
                                                                     --------
           Finance receivables, net                                  $162,991
                                                                     ========

     During the years ended December 31, 2006, 2005 and 2004, principal cash collections of direct installment loans were $71,630,000, $64,880,000 and $57,523,000, respectively, and the percentages of these cash collections to average net balances were 54%, 53% and 49%, respectively. Retail installment notes' principal cash collections were $32,938,000, $34,161,000 and $28,653,000, respectively, and the percentages of these cash collections to average net balances were 145%, 163% and 164% for 2006, 2005 and 2004, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2006 and 2005 was 5.4%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

     IN THOUSANDS                     2006      2005        2004
     ------------                   -------   --------   ---------
     Balance at beginning of year   $ 8,292   $  7,878   $   7,232
     Provision for credit losses      5,890      8,444       8,080
     Charge-offs                     (8,183)   (11,346)    (10,541)
     Recoveries                       3,228      3,316       3,107
                                    -------   --------   ---------
     Balance at end of year         $ 9,227   $  8,292   $   7,878
                                    =======   ========   =========

     At December 31, 2006 and 2005, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2006 and 2005 and the related allowance for losses were as follows:

                                                                     INSTALLMENT
     IN THOUSANDS                                                       LOANS
     ------------                                                    -----------
     Balances at December 31, 2006                                       $157
     Related allowance for credit losses                                 $ 93

     Balances at December 31, 2005                                       $153
     Related allowance for credit losses                                 $102

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2006, 2005 and 2004. The average quarterly balance of impaired loans during the years ended December 31, 2006 and 2005 was $172,000 and $234,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2006.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2006 and 2005 was $18,834,000 and $16,342,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2006 and 2005.

(6)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the non-collateralized note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively, was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend during 2004. For the year ended December 31, 2004, the Company received principal payments of zero and interest payments of $346,000. Interest income was included in net investment income.

(7)  INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

     IN THOUSANDS                                            2006       2005      2004
     ------------                                          --------   -------   -------
     Computed tax expense                                  $ 86,542   $95,523   $69,693
     Difference between computed and actual tax expense:
        Dividends received deduction                        (10,992)   (6,943)   (8,751)
        Tax credits                                          (2,793)   (2,426)   (1,811)
        Expense adjustments and other                        (1,105)    1,491     1,135
                                                           --------   -------   -------
           Total tax expense                               $ 71,652   $87,645   $60,266
                                                           ========   =======   =======

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability at December 31 were as follows:

     IN THOUSANDS                                              2006       2005
     ------------                                            --------   --------
     Deferred tax assets:
        Policyholder liabilities                             $  1,493   $     --
        Pension and postretirement benefits                    27,374     33,630
        Tax deferred policy acquisition costs                 105,972    100,182
        Deferred gain on individual disability coinsurance     13,597     15,023
        Net realized capital losses                            77,268     64,286
        Ceding commissions and goodwill                         7,837      6,907
        Other                                                   6,517      6,028
                                                             --------   --------
           Gross deferred tax assets                          240,058    226,056
                                                             --------   --------
     Deferred tax liabilities:
        Policyholder liabilities                                   --      3,113
        Deferred policy acquisition costs                     242,255    228,248
        Premiums                                               27,184     24,977
        Real estate and property and equipment depreciation     7,473      8,413
        Basis difference on investments                        40,314     34,747
        Net unrealized capital gains                           96,077     90,429
        Other                                                  11,268     10,265
                                                             --------   --------
           Gross deferred tax liabilities                     424,571    400,192
                                                             --------   --------
              Net deferred tax liability                     $184,513   $174,136
                                                             ========   ========

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2006 and 2005 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     At December 31, 2006, state net operating loss carryforwards were $1,186,000 and will expire beginning in 2016.

     Income taxes paid for the years ended December 31, 2006, 2005, and 2004, were $70,018,000, $75,756,000 and $23,747,000, respectively.

     In December 2006, the IRS completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and subsidiaries for the years 2003 and 2004. The Company has accrued for its applicable share of the taxes assessed as a result of the audit. The consolidated tax returns for 2005 and later are expected to be under examination by the IRS beginning in late 2007. The Company believes that its applicable share of any additional taxes refunded or assessed as a result of the examination will not have a material effect on its consolidated financial position.

(8)  EMPLOYEE BENEFIT PLANS

     PENSION PLANS AND POSTRETIREMENT PLANS OTHER THAN PENSIONS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2007, the Company expects to contribute to its non-contributory defined benefit plans at least the amount required to meet minimum funding requirements, which is currently estimated to be zero. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $3,150,000 to the 401(h) account in 2007, and may contribute additional tax deductible amounts.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                 PENSION BENEFITS      OTHER BENEFITS
                                               -------------------   ------------------
     IN THOUSANDS                                2006       2005       2006       2005
     ------------                              --------   --------   --------   -------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $398,118   $356,921   $ 66,761   $61,872
     Service cost                                16,260     16,366      1,845     3,295
     Interest cost                               22,307     21,553      2,914     3,880
     Amendments                                  (5,940)        --    (14,165)       --
     Actuarial (gain) loss                       26,107     11,366      8,290      (721)
     Benefits paid                               (8,750)    (8,088)    (2,449)   (1,565)
                                               --------   --------   --------   -------
     Benefit obligation at end of year         $448,102   $398,118   $ 63,196   $66,761
                                               ========   ========   ========   =======

                                                    PENSION BENEFITS        OTHER BENEFITS
                                                 ---------------------   -------------------
     IN THOUSANDS                                  2006         2005       2006       2005
     ------------                                ---------   ---------   --------   --------
     Change in plan assets:
     Fair value of plan assets at beginning
        of year                                  $ 289,179   $ 236,996   $  4,377   $  2,900
     Actual return on plan assets                   41,737      19,712        456         35
     Employer contribution                          11,399      40,559      2,540      3,007
     Benefits paid                                  (8,750)     (8,088)    (2,449)    (1,565)
                                                 ---------   ---------   --------   --------
     Fair value of plan assets at end of year    $ 333,565   $ 289,179   $  4,924   $  4,377
                                                 =========   =========   ========   ========
     Net amount recognized:
     Funded status                               $(114,537)  $(108,939)  $(58,272)  $(62,384)
     Unrecognized net actuarial loss                91,082      91,126     13,973      5,783
     Unrecognized transition obligation                548       1,096         --         --
     Unrecognized prior service cost                (3,959)      1,904    (13,026)        --
     Contributions after measurement date           37,523          --         --         --
                                                 ---------   ---------   --------   --------
     Net amount recognized                       $  10,657   $ (14,813)  $(57,325)  $(56,601)
                                                 =========   =========   ========   ========
     Amounts recognized on the consolidated
        balance sheets consist of:
     Prepaid benefit cost                        $   7,969   $  16,731   $     --   $     --
     Accrued benefit cost                          (40,827)    (34,169)   (57,325)   (56,601)
     Intangible asset                                   41          55         --         --
     Accumulated other comprehensive income          5,951       2,570         --         --
     Contributions after measurement date           37,523          --         --         --
                                                 ---------   ---------   --------   --------
     Net amount recognized                       $  10,657   $ (14,813)  $(57,325)  $(56,601)
                                                 =========   =========   ========   ========
     Accumulated benefit obligation              $ 327,418   $ 279,707   $ 63,196   $ 66,761
     Plans with accumulated benefit obligation
        in excess of plan assets:
     Projected benefit obligation                $  81,600   $  71,452
     Accumulated benefit obligation                 67,004      58,228
     Fair value of plan assets                      28,254      26,782
     Minimum pension liability                      38,750      31,446
     Increase in minimum liability included in
        other comprehensive income                   3,380       1,343
     Weighted average assumptions used to
        determine benefit obligations:
     Discount rate                                    5.69%       5.76%      5.71%      5.79%
     Rate of compensation increase                    5.71%       5.95%        --         --

                                                   PENSION BENEFITS      OTHER BENEFITS
                                                 --------------------   ----------------
     IN THOUSANDS                                  2006        2005       2006     2005
     ------------                                --------   ---------   -------   ------
     Components of net periodic benefit cost:
     Service cost                                $ 16,260   $ 16,366    $ 1,845   $3,295
     Interest cost                                 22,307     21,553      2,914    3,880
     Expected return on plan assets               (21,192)   (18,420)      (375)     (98)
     Transition obligation amortization               548        536         --       --
     Prior service cost (benefit) amortization        (77)       418     (1,138)      --
     Recognized net actuarial loss                  5,607      5,503         18      537
                                                 --------   --------    -------   ------
     Net periodic benefit cost                   $ 23,453   $ 25,956    $ 3,264   $7,614
                                                 ========   ========    =======   ======
     Weighted average assumptions used to
        determine net periodic benefit costs:
     Discount rate                                   5.76%      5.99%      5.79%    6.00%
     Expected long-term return on plan assets        7.83%      7.84%      7.00%    4.00%
     Rate of compensation increase                   5.95%      5.95%        --       --

     Estimated future benefit payments for pension and other postretirement benefits:

                                                  PENSION     OTHER     MEDICARE
     IN THOUSANDS                                 BENEFITS   BENEFITS    SUBSIDY
     ------------                                 --------   --------   --------
     2007                                         $ 9,706    $ 1,680     $ 73
     2008                                          10,696      1,877       83
     2009                                          11,902      2,045       92
     2010                                          13,105      2,221      100
     2011                                          14,624      2,348      111
     2012 - 2016                                   96,218     13,899      810

     For measurement purposes, an 8.0% and 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 and 2005, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company recorded an additional minimum liability of $5,992,000 and $2,625,000 as of December 31, 2006, and 2005, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $41,000 and $55,000 at December 31, 2006, and 2005, respectively, is included in other assets on the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2006 and 2005. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2006 by $8,595,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2006 by $552,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2006 by $7,063,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2006 by $551,000.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                         2006   2005
                                         ----   ----
     Equity securities                    56%    57%
     Debt securities                      34%    32%
     Insurance company general account    10%    11%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment was also employed, which utilized equity and debt futures positions to adjust overall exposure to these broad asset classes. The Company's use of this allocation overlay was discontinued during 2005.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit: (1) the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2006, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                   49% to 68%
     Debt securities                     21% to 42%
     Insurance company general account    8% to 15%
     Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 52% equity securities and 48% debt securities. The target asset allocation as of December 31, 2006 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2006, 2005, and 2004 of $10,970,000, $9,477,000 and $10,811,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

(9) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     IN THOUSANDS                          2006       2005       2004
     ------------                        --------   --------   --------
     Balance at January 1                $584,771   $575,431   $554,160
        Less: reinsurance recoverable     507,076    496,450    471,425
                                         --------   --------   --------
     Net balance at January 1              77,695     78,981     82,735
                                         --------   --------   --------
     Incurred related to:
        Current year                       68,017     53,215     55,546
        Prior years                         1,098        263      3,388
                                         --------   --------   --------
     Total incurred                        69,115     53,478     58,934
                                         --------   --------   --------
     Paid related to:
        Current year                       37,453     22,849     24,165
        Prior years                        33,237     32,765     38,523
                                         --------   --------   --------
     Total paid                            70,690     55,614     62,688
                                         --------   --------   --------
     Transfer of subsidiary balance            --        850         --
                                         --------   --------   --------
     Net balance at December 31            76,120     77,695     78,981
        Plus: reinsurance recoverable     523,490    507,076    496,450
                                         --------   --------   --------
     Balance at December 31              $599,610   $584,771   $575,431
                                         ========   ========   ========

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $1,098,000, $263,000 and $3,388,000 in 2006, 2005, and 2004, respectively, which includes the amortization of discount on individual accident and health claim reserves of $63,000, $82,000, and $75,000 in 2006, 2005, and 2004, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     IN THOUSANDS             2006         2005         2004
     ------------          ----------   ----------   ----------
     Direct premiums       $1,086,913   $1,002,353   $  924,713
     Reinsurance assumed      374,505      310,515      276,104
     Reinsurance ceded       (152,479)    (129,032)    (122,231)
                           ----------   ----------   ----------
        Net premiums       $1,308,939   $1,183,836   $1,078,586
                           ==========   ==========   ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $142,801,000, $119,630,000 and $105,589,000 during 2006, 2005, and 2004, respectively.

     On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company, effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and are included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life and variable life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity universal life and variable life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2005 or 2006.

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                       2006         2005
     ------------                                    ----------   ----------
     Return of net deposits:
        In the event of death
           Account value                             $1,731,681   $1,509,164
           Net amount at risk                        $    4,582   $    8,650
           Average attained age of contractholders         51.3         51.3
        As withdrawals are taken
           Account value                             $  148,249   $   43,050
           Net amount at risk                        $    5,076   $       26
           Average attained age of contractholders         61.5         60.5
     Return of net deposits plus a minimum return:
        In the event of death
           Account value                             $  119,910   $   95,063
           Net amount at risk                        $       --   $      409
           Average attained age of contractholders         57.4         57.2
        At annuitization
           Account value                             $  255,292   $  193,476
           Net amount at risk                        $       --   $       --
           Weighted average period remaining until
              expected annuitization (in years)             8.4          9.1

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

     IN THOUSANDS                                      2006       2005
     ------------                                    --------   --------
     Highest specified anniversary account value:
        In the event of death
           Account value                             $569,163   $469,989
           Net amount at risk                        $  3,801   $  6,779
           Average attained age of contractholders       52.0       51.9

     Guaranteed payout annuity floor:
           Account value                             $ 80,272   $ 77,208
           Net amount at risk                        $      7   $     15
           Average attained age of contractholders       67.5       67.0

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

     IN THOUSANDS                                        2006          2005
     ------------                                    -----------   -----------
     Account value (general and separate accounts)   $ 2,258,787   $ 1,905,806
     Net amount at risk                              $35,694,634   $34,402,214
     Average attained age of policyholders                  46.0          46.0

     Liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2006 are:

                                       MINIMUM       GUARANTEED       UNIVERSAL
                                      GUARANTEED        PAYOUT         LIFE AND
     IN THOUSANDS                   DEATH BENEFIT   ANNUITY FLOOR   VARIABLE LIFE
     ------------                   -------------   -------------   -------------
     Balance at beginning of year       $ 355          $ 8,354         $ 3,064
     Incurred guarantee benefits          596           (2,394)          8,522
     Paid guaranteed benefits            (237)            (144)         (4,386)
                                        -----          -------         -------
     Balance at end of year             $ 714          $ 5,816         $ 7,200
                                        =====          =======         =======

     Liabilities for guarantees on variable contracts reflected in the general account as of December 31, 2005 are:

                                       MINIMUM        GUARANTEED      UNIVERSAL
                                      GUARANTEED        PAYOUT         LIFE AND
     IN THOUSANDS                   DEATH BENEFIT   ANNUITY FLOOR   VARIABLE LIFE
     ------------                   -------------   -------------   -------------
     Balance at beginning of year       $ 221           $8,192         $   867
     Incurred guarantee benefits          321              353           4,813
     Paid guaranteed benefits            (187)            (191)         (2,616)
                                        -----           ------         -------
     Balance at end of year             $ 355           $8,354         $ 3,064
                                        =====           ======         =======

(11) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2006 and 2005 (except where noted otherwise):

     - Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.

     - Mean investment performance was 9.68% and 10.37% for 2006 and 2005, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 14.28%.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2006 and 2005 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     - General account discount rate was 5.0% and 4.9% for 2006 and 2005, respectively.

     - Separate account discount rate was 7.73% and 7.75% for 2006 and 2005, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                    VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
                    --------------------------   -----------------------
     IN THOUSANDS        2006         2005          2006         2005
     ------------     ----------   ----------    ----------   ----------
     Equity           $1,699,138   $1,442,983    $1,505,776   $1,269,169
     Bond                277,878      234,960       108,476       95,231
     Balanced            249,131      226,537       184,714      152,762
     Money market         48,441       37,971        38,809       28,474
     Mortgage            124,236      130,880        61,504       56,928
     Real estate         102,202       78,093        51,913       35,987
                      ----------   ----------    ----------   ----------
        Total         $2,501,026   $2,151,424    $1,951,192   $1,638,551
                      ==========   ==========    ==========   ==========

(12) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2006 and 2005, the liability associated with unremitted premiums payable was $12,888,000 and $15,109,000, respectively. As described in note 2, as of December 31, 2006 and 2005, the Company had restricted the use of $12,888,000 and $15,109,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2006 and 2005, the approved accrued interest was $3,008,000. At December 31, 2006 and 2005, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2006 and 2005, accumulated amortization was $497,000 and $408,000, respectively.

     At December 31, 2006, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2007, $0; 2008, $0; 2009, $0; 2010, $0; 2011, $0; thereafter $125,000,000.

     Interest paid on debt for the years ended December 31, 2006, 2005 and 2004, was $10,402,000, $10,325,000 and $10,360,000, respectively.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2006 and 2005. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

     The interest rates on the finance receivables outstanding as of December 31, 2006 and 2005, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2006 and 2005, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2006 and 2005 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2006                        2005
                                         -------------------------   -------------------------
                                           CARRYING        FAIR        CARRYING        FAIR
     IN THOUSANDS                           AMOUNT        VALUE         AMOUNT        VALUE
     ------------                        -----------   ------------  -----------   -----------
     Fixed maturity securities           $ 5,326,567   $ 5,326,567   $ 5,190,234   $ 5,190,234
     Equity securities                       725,807       725,807       683,290       683,290
     Mortgage loans, net                   1,133,784     1,147,210     1,020,427     1,059,985
     Finance receivables, net                162,991       162,991       146,408       146,408
     Policy loans                            297,312       297,312       279,699       279,699
     Private equity investments              325,619       325,619       268,535       268,535
     Fixed maturity securities on loan     1,306,167     1,306,167     1,278,941     1,278,941
     Equity securities on loan                79,215        79,215       119,087       119,087
     Derivative instruments                   23,886        23,886         6,997         6,997
     Cash and cash equivalents               165,075       165,075       284,283       284,283
     Securities held as collateral         1,430,984     1,430,984     1,439,254     1,439,254
     Separate account assets              12,272,433    12,272,433    10,600,016    10,600,016
                                         -----------   -----------   -----------   -----------
        Total financial assets           $23,249,840   $23,263,266   $21,317,171   $21,356,729
                                         ===========   ===========   ===========   ===========

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                    2006                        2005
                                         -------------------------   -------------------------
                                           CARRYING       FAIR         CARRYING         FAIR
     IN THOUSANDS                           AMOUNT        VALUE         AMOUNT         VALUE
     ------------                        -----------   -----------   -----------   ------------
     Deferred annuities                  $ 1,950,751   $ 1,944,537   $ 1,988,262   $ 1,984,540
     Annuity certain contracts                58,865        60,057        56,855        58,877
     Other fund deposits                   1,245,959     1,238,361     1,192,209     1,193,762
     Supplementary contracts without
        life contingencies                    49,844        49,844        46,646        46,646
     Notes payable                           125,000       127,084       125,000       126,995
     Securities lending collateral         1,430,984     1,430,984     1,439,254     1,439,254
     Separate account liabilities         12,272,433    12,272,433    10,600,016    10,600,016
                                         -----------   -----------   -----------   -----------
        Total financial liabilities      $17,133,836   $17,123,300   $15,448,242   $15,450,090
                                         ===========   ===========   ===========   ===========

(15) BUSINESS COMBINATIONS

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

     The following summarizes the initial purchase price allocation and the subsequent changes to the Company's estimates of the fair values of assets and liabilities acquired and resulting goodwill from finalization of purchase accounting:

                                                                    CHANGE IN
                                         JUNE 1,     ADDITIONAL    FAIR VALUE   DECEMBER 31,
     IN THOUSANDS                         2004     CONSIDERATION   EVALUATION       2006
     ------------                       --------   -------------   ----------   ------------
     Cash                               $  8,504      $    --        $  50        $  8,554
     Property and equipment                1,250           --          129           1,379
     Intangible assets                    13,592           --           --          13,592
     Other assets                          3,388           --          169           3,557
     Other liabilities                   (16,012)          --         (169)        (16,181)
                                        --------      -------        -----        --------
        Net assets acquired               10,722           --          179          10,901
     Excess of cost over fair value -
        goodwill                          10,778       14,572         (179)         25,171
                                        --------      -------        -----        --------
        Allocated purchase price        $ 21,500      $14,572        $  --        $ 36,072
                                        ========      =======        =====        ========

     The Company paid an additional $1,000,000 in 2005 when a contractual obligation was met by the sellers. This payment resulted in an increase to goodwill. During 2005, the Company also completed the final fair value evaluation of assets acquired, resulting in a $179,000 decrease to goodwill.

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three-year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 was supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. These intangible assets are amortized on a straight line basis, over the estimated useful life of the underlying customer/client relationships, which ranges from three to ten years.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. During 2006, certain operating objectives were attained by Allied, which made it determinable beyond a reasonable doubt at December 31, 2006 that the Company would have to pay at least $13,572,000 of the $19,072,000 maximum potential payout pursuant to the agreement. As a result, the Company has recorded an additional $13,572,000 of goodwill and a corresponding liability as of December 31, 2006 on the consolidated balance sheets. Final determination and payout of the contingent consideration is likely to occur in 2007. Any additional amount paid in excess of the $13,572,000 recorded in 2006, is expected to be recorded as additional goodwill.

(16) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                     2006     2005
     ------------                   -------   -------
     Balance at beginning of year   $11,599   $10,778
     Adjustments to acquisition      13,572       821
                                    -------   -------
     Balance at end of year         $25,171   $11,599
                                    =======   =======

     Annual impairment testing of goodwill was completed in 2006. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2006 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

     IN THOUSANDS                     2006     2005
     ------------                   -------   -------
     Balance at beginning of year   $ 9,453   $12,311
     Acquisitions                       775       200
     Amortization                    (2,947)   (3,058)
                                    -------   -------
     Balance at end of year         $ 7,281   $ 9,453
                                    =======   =======

     The Company has intangible assets resulting from acquisitions. Intangible assets acquired during 2006 included a non-compete agreement amortizable on a straight-line basis over three years and a customer list amortizable over its assigned economic useful life. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life.

     Amortization expense for 2006 and 2005 in the amount of $2,947,000 and $3,058,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2007, $2,420,000; 2008, $1,997,000; 2009, $1,044,000; 2010, $438,000; 2011,
     $404,000.

(17) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,137,000, $12,913,000 and $12,407,000 during 2006, 2005 and 2004, respectively. As of
     December 31, 2006 and 2005, the amount due to Advantus under these agreements was $3,679,000 and $3,819,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $4,235,000, $4,216,000 and $3,813,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2006, 2005 and 2004, the amounts transferred were $13,699,000, $13,054,000, and
     $12,367,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2006 and 2005, the amount payable to the Company was $10,486,000 and $10,653,000, respectively. The amount of expenses incurred for the years ended December 31, 2006, 2005, and 2004 were $48,565,000, $44,468,000 and $42,322,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2006, 2005 and 2004. No claims were paid during 2006, 2005 and 2004. As of December 31, 2006 and 2005, reserves held under this policy were $15,533,000 and $11,760,000, respectively.

(18) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     IN THOUSANDS                                            2006        2005       2004
     ------------                                          --------   ---------   --------
     Other comprehensive income (loss), before tax:
        Unrealized gains (loss) on securities              $ 65,449   $(121,334)  $ 74,513
           Reclassification adjustment for
              (gains) losses included in net income         (52,470)    (65,935)   (91,919)
        Adjustment to deferred policy acquisition costs       9,184      47,057     48,407
        Adjustment to reserves                                8,555      20,685      2,941
        Adjustment to unearned policy and contract fees      (1,131)     (7,794)    (7,112)
                                                           --------   ---------   --------
                                                             29,587    (127,321)    26,830
        Income tax expense (benefit) related to items of
           other comprehensive income                       (11,462)     44,406    (17,476)
                                                           --------   ---------   --------
        Other comprehensive income (loss), net of tax      $ 18,125   $ (82,915)  $  9,354
                                                           ========   =========   ========

(19) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During 2006, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $65,000,000. Additionally, the Company declared and paid a dividend in the form of preferred stock to Securian Financial Group, Inc. totaling $805,000. During 2005, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $12,500,000. During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2006 statutory results, the maximum amount available for the payment of dividends during 2007 by Minnesota Life Insurance Company without prior regulatory approval is $171,088,000 after January 1, 2007.

     During 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $6,900,000. This contribution was made in the form of cash. Additionally, during 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $13,568,000, representing the affiliated stock of Securian Life Insurance Company. During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(20) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in those types of insurance products offered by the Company. The Company has cooperated with these requests. Information requests from the SEC with respect to investigations into late trading and market timing were responded to by the Company and its affiliates and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in connection with these requests.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2006 and 2005, these securities were reported at fair value of $24,646,000 and $7,415,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $201,395,000 as of December 31, 2006. The Company estimates that $66,000,000 of these commitments will be invested in 2007, with the remaining $135,395,000 invested over the next four years.

     As of December 31, 2006, the Company had committed to purchase mortgage loans totaling $40,200,000 but had not completed the purchase transactions.

     As of December 31, 2006, the Company had committed to purchase corporate bonds totaling $4,200,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2007, $11,267,000; 2008, $11,267,000; 2009, $11,267,000; 2010, $11,267,000;
     2011, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2007, $757,000; 2008, $722,000; 2009, $709,000; 2010, $573,000; 2011, $351,000.
     Lease expense net of sub-lease income for the years ended December 31, 2006, 2005 and 2004 was $8,558,000, $8,910,000, and $8,561,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2007, $2,604,000; 2008, $1,826,000; 2009, $1,530,000; 2010, $761,000; 2011, $260,000.

     At December 31, 2006, the Company had guaranteed the payment of $68,800,000 policyholder dividends and discretionary amounts payable in 2007. The Company has pledged fixed maturity securities, valued at $76,669,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2006 and 2005 the assets held in trust were $625,898,000 and $603,158,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2006 and 2005 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,529,000 and $1,597,000 as of December 31, 2006 and 2005, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves have either been over or under provided for, an exchange of the difference is required by the agreement. Management reevaluates this exposure each accounting period. At December 31, 2006 and 2005, a liability of $1,008,000 was included in other liabilities on the consolidated balance sheets.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2009. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2006 was approximately $2,310,000.

(21) STATUTORY FINANCIAL DATA

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 19 for discussion of statutory dividend limitations.

     On a statutory accounting basis, the Company reported net income of $172,804,000 in 2006, $159,919,000 in 2005, and $155,796,000 in 2004.
     Statutory surplus of these operations was $1,710,884,000 and $1,585,280,000 as of December 31, 2006 and 2005, respectively.

(22) SUBSEQUENT EVENTS

     Minnesota Life Insurance Company has signed a letter of intent to sell Northstar Life Insurance Company, a New York domiciled life insurance company, to an unaffiliated insurance company. As part of this transaction, any policies or contracts remaining in Northstar Life Insurance Company as of the sale date will be 100% reinsured to Securian Life Insurance Company through a coinsurance agreement. Northstar Life Insurance Company is licensed in New York only, while Securian Life Insurance Company is licensed in all 50 states. As of December 31, 2006, Northstar Life Insurance Company had total assets of $40,477,000 and liabilities of $14,379,000 included in the consolidated balance sheets of the Company. Subject to regulatory approval, the Company expects the sale to close in June 2007.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                 (In thousands)

                                                                               AS SHOWN
                                                                                ON THE
                                                                             CONSOLIDATED
                                                                  MARKET        BALANCE
TYPE OF INVESTMENT                                   COST (3)      VALUE       SHEET (1)
                                                   ----------   ----------   ------------
Fixed maturity securities
   U.S. government                                 $   26,962   $   27,252    $   27,252
   Agencies not backed by the full faith and
      credit of the U.S. government                    22,881       24,448        24,448
   Foreign governments                                  1,753        1,833         1,833
   Public utilities                                   538,608      549,644       549,644
   Asset-backed securities                            310,638      313,203       313,203
   Mortgage-backed securities                       1,543,580    1,561,008     1,561,008
   All other corporate fixed maturity securities    2,818,946    2,849,179     2,849,179
                                                   ----------   ----------    ----------
      Total fixed maturity securities               5,263,368    5,326,567     5,326,567
                                                   ----------   ----------    ----------

Equity securities:
   Common stocks:
      Public utilities                                  3,846        4,845         4,845
      Banks, trusts and insurance companies           121,750      166,062       166,062
      Industrial, miscellaneous and all other         447,032      550,647       550,647
   Nonredeemable preferred stocks                       4,259        4,253         4,253
                                                   ----------   ----------    ----------
      Total equity securities                         576,887      725,807       725,807
                                                   ----------   ----------    ----------

Mortgage loans on real estate                       1,133,784       xxxxxx     1,133,784
Real estate (2)                                           755       xxxxxx           755
Policy loans                                          297,312       xxxxxx       297,312
Other investments                                     181,964       xxxxxx       181,964
Private equity investments                            286,700       xxxxxx       325,619
Derivative investments                                 23,886       xxxxxx        23,886
Fixed maturity securities on loan                   1,308,071       xxxxxx     1,306,167
Equity securities on loan                              54,495       xxxxxx        79,215
                                                   ----------                 ----------
      Total                                         3,286,967       xxxxxx     3,348,702
                                                   ----------                 ----------
Total investments                                  $9,127,222       xxxxxx    $9,401,076
                                                   ==========                 ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                         AS OF DECEMBER 31,
                        -------------------------------------------------------
                                      FUTURE POLICY
                          DEFERRED      BENEFITS,                  OTHER POLICY
                           POLICY    LOSSES, CLAIMS                 CLAIMS AND
                        ACQUISITION  AND SETTLEMENT    UNEARNED      BENEFITS
       SEGMENT             COSTS      EXPENSES (1)   PREMIUMS (2)     PAYABLE
----------------------  -----------  --------------  ------------  ------------
2006:
   Life insurance         $636,082     $2,899,758      $222,080      $199,244
   Accident and
      health insurance      67,863        725,059        44,017        26,211
   Annuity                 168,636      3,573,357            42            48
                          --------     ----------      --------      --------
                          $872,581     $7,198,174      $266,139      $225,503
                          ========     ==========      ========      ========

2005:
   Life insurance         $607,463     $2,807,696      $197,776      $180,688
   Accident and
      health insurance      63,685        704,302        29,877        24,812
   Annuity                 152,609      3,568,234            31            57
                          --------     ----------      --------      --------
                          $823,757     $7,080,232      $227,684      $205,557
                          ========     ==========      ========      ========

2004:
   Life insurance         $526,326     $2,758,353      $180,596      $146,579
   Accident and
      health insurance      66,502        695,602        31,443        22,793
   Annuity                 128,227      3,462,700            18           327
                          --------     ----------      --------      --------
                          $721,055     $6,916,655      $212,057      $169,699
                          ========     ==========      ========      ========

                                                FOR THE YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                    BENEFITS,     OF DEFERRED
                                         NET     CLAIMS, LOSSES     POLICY       OTHER
                          PREMIUM    INVESTMENT  AND SETTLEMENT   ACQUISITION  OPERATING    PREMIUMS
       SEGMENT          REVENUE (3)    INCOME     EXPENSES (5)       COSTS      EXPENSES  WRITTEN (4)
----------------------  -----------  ----------  --------------  ------------  ---------  -----------
2006:
   Life insurance        $1,483,066   $276,838     $1,343,646      $140,362     $433,882      $--
   Accident and
      health insurance      144,927     12,187         62,727        17,126       83,475       --
   Annuity                  135,099    211,375        193,909        27,144      124,959       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,763,092   $500,400     $1,600,282      $184,632     $642,316      $--
                         ==========   ========     ==========      ========     ========      ===

2005:
   Life insurance        $1,319,853   $269,231     $1,169,894      $123,387     $427,570      $--
   Accident and
      health insurance      127,013     11,143         49,012        15,527       73,887       --
   Annuity                  136,646    206,639        207,339        23,596      123,477       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,583,512   $487,013     $1,426,245      $162,510     $624,934      $--
                         ==========   ========     ==========      ========     ========      ===

2004:
   Life insurance        $1,208,310   $238,378     $1,064,797      $134,768     $410,621      $--
   Accident and
      health insurance      128,773     11,478         57,185        12,896       74,682       --
   Annuity                  123,551    209,756        201,727        22,224      121,702       --
                         ----------   --------     ----------      --------     --------      ---
                         $1,460,634   $459,612     $1,323,709      $169,888     $607,005      $--
                         ==========   ========     ==========      ========     ========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (In thousands)

                                                                                                 PERCENTAGE
                                                       CEDED TO    ASSUMED FROM                   OF AMOUNT
                                          GROSS         OTHER          OTHER          NET          ASSUMED
                                         AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                      ------------   -----------   ------------   ------------   ----------
2006: Life insurance in force         $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
      Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
      Annuity                               32,354            --            117         32,471       0.4%
                                      ------------   -----------   ------------   ------------
         Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                      ============   ===========   ============   ============

2005: Life insurance in force         $365,941,212   $54,429,939   $131,535,964   $443,047,237      29.7%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    756,902   $    53,260   $    309,714   $  1,013,356      30.6%
      Accident and health insurance        202,025        75,772            760        127,013       0.6%
      Annuity                               43,426            --             41         43,467       0.1%
                                      ------------   -----------   ------------   ------------
         Total premiums               $  1,002,353   $   129,032   $    310,515   $  1,183,836      26.2%
                                      ============   ===========   ============   ============

2004: Life insurance in force         $329,081,364   $47,795,013   $104,062,955   $385,349,306      27.0%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    684,749   $    47,738   $    275,004   $    912,015      30.2%
      Accident and health insurance        202,718        74,493            548        128,773       0.4%
      Annuity                               37,246            --            552         37,798        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    924,713   $   122,231   $    276,104   $  1,078,586      25.6%
                                      ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.